Document and Entity Information	12 Months Ended
	Dec. 31, 2012	Feb. 01, 2013 Class A ordinary shares	Feb. 01, 2013 Class B ordinary shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	SFUN
Entity Registrant Name	SouFun Holdings Ltd
Entity Central Index Key	0001294404
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding		56,013,735	24,336,650

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 118,167	$ 150,414
Restricted cash, current		35,814
Short-term investments	26,841	8,592
Accounts receivable (net of allowance of US$9,217 and US$12,122 as of December 31, 2011 and 2012, respectively)	30,029	27,697
Funds receivable	7,600
Prepayments and other current assets	9,226	9,695
Loans receivable		26,143
Amounts due from a related party		1,595
Deferred tax assets, current	2,734	1,602
Total current assets	194,597	261,552
Non-current assets:
Property and equipment, net	79,564	68,064
Restricted cash, non-current	391,416	247,631
Deferred tax assets, non-current	1,723	1,407
Deposit for non-current assets	8,750
Prepayment for BaoAn acquisition	111,367
Other non-current assets	13,744	1,717
Total non-current assets	606,564	318,819
Total assets	801,161	580,371
Current liabilities:
Short-term loans	270,670	255,570
Deferred revenue	65,871	61,208
Accrued expenses and other liabilities	89,306	52,490
Customers' refundable fees	18,449	12,412
Dividend payable		51,969
Income tax payable	23,659	16,158
Total current liabilities	467,955	449,807
Non-current liabilities:
Long-term loans	80,750
Deferred tax liabilities, non-current	64,947	38,581
Total non-current liabilities	145,697	38,581
Total liabilities	613,652	488,388
Commitments and contingencies
Shareholders' equity:
Additional paid-in capital	69,637	49,838
Accumulated other comprehensive income	23,974	21,853
Retained earnings	82,952	10,185
Total SouFun Holdings Limited shareholder's equity	186,879	91,908
Noncontrolling interests	630	75
Total shareholders' equity	187,509	91,983
Total liabilities and shareholders' equity	801,161	580,371
Common Class A
Shareholders' equity:
Ordinary shares	7,192	6,908
Common Class B
Shareholders' equity:
Ordinary shares	$ 3,124	$ 3,124

Consolidated Balance Sheets (Parenthetical)(PRC Domestic Entities USD ($)) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred revenue	$ 19,891	$ 12,099
Accrued expenses and other liabilities	43,170	31,510
Customers' refundable fees	8,926	9,586
Income tax payable	$ 12,287	$ 5,305

Consolidated Statements Of Comprehensive Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues
Revenues	$ 430,258	$ 343,826	$ 224,490
Cost of revenues
Cost of services	(80,863)	(66,571)	(49,120)
Cost of other value-added products			(12,891)
Total cost of revenues	(80,863)	(66,571)	(62,011)
Gross profit	349,395	277,255	162,479
Operating expenses:
Selling expenses	(80,056)	(67,207)	(42,512)
General and administrative expenses	(70,780)	(69,611)	(41,547)
Operating income	198,559	140,437	78,420
Foreign exchange (loss) gain	90	1	(462)
Interest income (including related party amount of US$305, nil and nil for the years ended December 31, 2010, 2011 and 2012, respectively)	19,406	10,483	2,390
Interest expenses	(11,630)	(4,026)
Realized gain-trading securities		263	282
Government grants	1,298	1,399	740
Other-than-temporary impairment on available-for-sale security	(14)	(4,343)
Income before income taxes	207,709	144,214	81,370
Income tax expenses	(55,905)	(42,617)	(18,222)
Net income	151,804	101,597	63,148
Net income (loss) attributable to noncontrolling interests	(6)	(28)	40
Net income attributable to SouFun Holdings Limited's shareholders	151,810	101,625	63,108
Other comprehensive income, net of tax
Foreign currency translation adjustments	1,378	10,839	5,344
Unrealized (loss) gain on available-for-sale security	743		(721)
Reclassification adjustment for loss included in net income		721
Other comprehensive income, net of tax	2,121	11,560	4,623
Comprehensive income	153,925	113,157	67,771
Comprehensive income (loss) attributable to noncontrolling interests	(6)	(28)	40
Comprehensive income attributable to SouFun Holdings Limited's shareholders	153,931	113,185	67,731
Earnings per share for Class A and Class B ordinary shares
Basic	$ 1.96	$ 1.33	$ 0.85
Diluted	$ 1.85	$ 1.24	$ 0.79
Weighted average number of Class A and Class B ordinary shares outstanding:
Basic	77,365,156	76,492,272	74,683,593
Diluted	81,924,565	82,215,832	80,220,633
Marketing Services
Revenues
Revenues	249,861	246,634	167,711
E Commerce Services
Revenues
Revenues	102,162	24,170
Listing Services
Revenues
Revenues	72,874	67,125	40,355
Other value-added Services
Revenues
Other Revenues	5,361	5,897	3,001
Other value-added products
Revenues
Other Revenues			$ 13,423

Consolidated Statements Of Comprehensive Income (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues	$ 430,258	$ 343,826	$ 224,490
General and administrative expenses	70,780	69,611	41,547
Interest income, related party			305
Related Party
General and administrative expenses	1,737	455
Marketing Services
Revenues	249,861	246,634	167,711
Marketing Services | Related Party
Revenues			$ 375

Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 151,804	$ 101,597	$ 63,148
Adjustments to reconcile net income to net cash generated from operating activities:
Share-based compensation	7,149	7,170	5,075
Depreciation of property and equipment	6,376	4,100	2,378
Deferred tax expenses	24,867	27,680	2,601
Allowance for doubtful accounts	12,339	16,368	6,775
Unrealized foreign exchange loss			483
Other-than-temporary impairment on available-for-sale security	14	4,343
Amortization of loan origination costs	2,558	1,280
Deemed rental expense (Note 19(b))	142
Changes in operating assets and liabilities:
Accounts receivable	(14,600)	(19,817)	(14,608)
Funds receivable	(7,600)
Inventories			4,559
Prepayments and other current assets	1,266	2,386	(8,425)
Other non-current assets	(12,009)	(172)	(896)
Amounts due from a related party	1,595	(1,595)
Accrued expenses and other liabilities	27,032	381	7,987
Deferred revenue	4,510	205	26,399
Income tax payable	7,452	1,363	11,034
Customers' refundable fees	5,998	12,412
Net cash generated from operating activities	218,893	157,701	106,510
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of fixed-rate time deposits	(49,260)	(204,173)	(89,495)
Acquisition of trading securities			(7,550)
Acquisition of available-for-sale security			(5,000)
Loans to third parties		(14,800)	(10,508)
Proceeds from collection of loans to third parties	26,143
Proceeds from maturity of trading securities		7,550
Proceeds from maturity of fixed-rate time deposits	31,781	250,816	68,892
Acquisition of property and equipment	(18,115)	(60,115)	(5,630)
Prepayment for BaoAn acquisition	(111,367)
Proceeds from disposal of property and equipment	274	491	147
Deposit for non-current assets	(8,750)		(4,600)
Change in amounts due from related parties			7,648
Net cash used in investing activities	(129,294)	(20,231)	(46,096)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercise of share options	16,681	5,981	310
Proceeds from initial public offering			10,494
Proceeds from issuance of a PRC Domestic Entity's subsidiary's share	636
Loan from noncontrolling interests	5,728
Proceeds from short-term loans	46,000	255,570	3,600
Proceeds from long-term loans	80,750
Repayment of short-term loans	(30,900)	(3,600)
Payment for loan origination costs	(3,338)	(2,079)
Payment of dividends	(131,012)	(142,214)
Changes in restricted cash	(107,145)	(277,320)
Net cash generated from (used in) financing activities	(122,600)	(163,662)	14,404
Exchange rate effect on cash and cash equivalents	754	5,086	4,463
Net increase (decrease) in cash and cash equivalents	(32,247)	(21,106)	79,281
Cash and cash equivalents at beginning of year	150,414	171,520	92,239
Cash and cash equivalents at end of year	118,167	150,414	171,520
Supplemental schedule of cash flow information:
Income tax paid	13,187	10,629	3,955
Interest paid	8,959	2,224
Acquisition of property and equipment through utilization of deposits		4,600
Non-monetary exchange of services for prepaid cards			$ 13,739

Consolidated Statements Of Shareholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total USD ($)		Common Class A	Common Class B	Common Stock USD ($)	Additional Paid-in Capital USD ($)	Foreign Currency Translation Adjustments USD ($)	Net Unrealized Loss On Securities Available For Sale USD ($)	Parent USD ($)	Retained Earnings USD ($)	Noncontrolling Interest USD ($)
Beginning Balance at Dec. 31, 2009	$ 24,501				$ 9,489	$ 9,279	$ 5,670		$ 5,670		$ 63
Beginning Balance (in shares) at Dec. 31, 2009			48,633,888	25,298,329
Net income for the year	63,148									63,108	40
Other comprehensive income:
Foreign currency translation adjustments	5,344						5,344		5,344
Unrealized gain on available-for-sale security	(721)							(721)	(721)
Share-based compensation	16,204					16,204
Initial public offering of ordinary shares (in shares)			987,656
Initial public offering of ordinary shares	10,494				127	10,367
Exercise of share options (in shares)			1,145,882
Exercise of share options	308				148	160
Effect on fixed exchange rate of dividends to shareholders	3,389					3,389
Ending Balance at Dec. 31, 2010	122,667				9,764	39,399	11,014	(721)	10,293	63,108	103
Ending Balance (in shares) at Dec. 31, 2010			50,767,426	25,298,329
Transfer of shares from Class B to Class A			1,151,679	(1,151,679)
Net income for the year	101,597									101,625	(28)
Other comprehensive income:
Foreign currency translation adjustments	10,839						10,839		10,839
Reclassification adjustment for loss included in net income	721							721	721
Share-based compensation	7,170					7,170
Initial public offering of ordinary shares (in shares)			704
Initial public offering of ordinary shares	6					6
Exercise of share options (in shares)			1,894,109	190,000
Exercise of share options	3,531				268	3,263
Dividends declared	(154,548)									(154,548)
Ending Balance at Dec. 31, 2011	91,983				10,032	49,838	21,853		21,853	10,185	75
Ending Balance (in shares) at Dec. 31, 2011			53,813,918	24,336,650
Net income for the year	151,804									151,810	(6)
Other comprehensive income:
Foreign currency translation adjustments	1,378						1,378		1,378
Unrealized gain on available-for-sale security	743							743	743
Contribution by noncontrolling interests	636										636
Contribution from shareholder (Note 19(b))	142					142
Disposal of a subsidiary	(75)										(75)
Share-based compensation	7,149					7,149
Exercise of share options (in shares)	2,199,817	[1]	2,199,817		2,074,400
Exercise of share options	12,792				284	12,508
Dividends declared	(79,043)									(79,043)
Ending Balance at Dec. 31, 2012	$ 187,509				$ 10,316	$ 69,637	$ 23,231	$ 743	$ 23,974	$ 82,952	$ 630
Ending Balance (in shares) at Dec. 31, 2012			56,013,735	24,336,650

[1]	Included both Class A and Class B ordinary shares.

Consolidated Statements Of Shareholders' Equity (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Dividends declared	$ 79,043	$ 154,548
Common Class A
Dividends declared, Per share	$ 1	$ 1
Dividends declared	54,706	106,065
Common Class B
Dividends declared, Per share	$ 1	$ 1
Dividends declared	$ 24,337	$ 48,483

Organization and Basis of Presentation	12 Months Ended
Dec. 31, 2012
Organization and Basis of Presentation
1.	ORGANIZATION AND BASIS OF PRESENTATION

The Company was incorporated on June 18, 1999 as Fly High Holdings Limited under the laws of the British Virgin Islands (“BVI”). In June 2004, the Company changed its name to SouFun Holdings Limited and its corporate domicile to the Cayman Islands and became a Cayman Islands company with limited liability under the Companies Law. The accompanying consolidated financial statements include the financial statements of SouFun Holdings Limited (the “Company”), its subsidiaries (the “WOFEs”), entities controlled through contractual arrangements (the “PRC Domestic Entities”) and the PRC Domestic Entities’ subsidiaries. The Company, its subsidiaries, PRC Domestic Entities and the PRC Domestic Entities’ subsidiaries are collectively referred to as the “Group”.

The Group is principally engaged in the provision of marketing services, e-commerce services, listing services and other value-added services and products to the real estate and home furnishing industries in the People’s Republic of China (the “PRC”). Details of the Company’s subsidiaries, PRC Domestic Entities and the PRC Domestic Entities’ subsidiaries as of December 31, 2012 are as follows:

Company	Date of Establishment	Place of Establishment	Percentage of Ownership by the Company	Principal Activities

Selovo Investments Limited (“Selovo”)	August 10, 2007	British Virgin Islands (“BVI”)	100%	Investment holding

Pendiary Investments Limited (“Pendiary”)	August 16, 2007	BVI	100%	Investment holding

China Index Academy Limited (formerly known as “Max Impact”)	October 26, 2007	Hong Kong	100%	Investment holding

Bravo Work Investments Llimited (“Bravo Work”)	October 29, 2007	Hong Kong	100%	Investment holding

SouFun International Limited (formerly known as “China Index”)	August 7, 2000	Hong Kong	100%	Investment holding

China Home Holdings Limited (“China Home”)	April 16, 2010	Cayman Islands	100%	Investment holding

China Home Holdings (BVI) Limited (“China Home(BVI)”)	April 16, 2010	BVI	100%	Investment holding

China Home Holdings (HK) Limited (“China Home(HK)”)	May 12, 2010	Hong Kong	100%	Investment holding

China Real Estate Agent University (“China Real Estate”)	May 12, 2010	Hong Kong	100%	Investment holding

Wall Street Index Research Center LLC (“Wall Street”)	November 1, 2011	New York	100%	Investment holding

China Property Holdings Limited (“China Property”)	April 26, 2011	Cayman Islands	100%	Investment holding

China Property Holdings (BVI) Limited (“China Property(BVI)”)	April 26, 2011	BVI	100%	Investment holding

Hong Kong Property Network Limited (“HK Property”)	May 19, 2011	Hong Kong	100%	Investment holding

Best Scholar Holdings Limited (“Best Scholar”)	July 1, 2011	BVI	100%	Investment holding

Best Scholar Holdings (Delaware) Limited (“Best Scholar (Delaware)”)	March 3, 2011	Delaware	100%	Investment holding

Best Work Holdings (New York) LLC (“Best Work”)	March 14, 2011	New York	100%	Investment holding

Sou You Tian Xia Holdings Limited (“Sou You Tian Xia”)	August 31, 2011	Cayman Islands	100%	Investment holding

Sou You Tian Xia Holdings (BVI) Limited (“Sou You Tian Xia (BVI)”)	August 31, 2011	BVI	100%	Investment holding

Sou You Tian Xia Holdings (HK) Limited (“Sou You Tian Xia (HK)”)	September 28, 2011	Hong Kong	100%	Investment holding

Beijing Tuo Shi Huan Yu Network Technology Co.,Ltd. (“BeijingTuoShi”)	March1,2011	PRC	100%	Provision of technology and information consultancy services
Beijing Jia Shang Li Nian Network Technology Co., Ltd. (“Beijing Jia Shang”)	June 9, 2011	PRC	100%	Provision of technology and information consultancy services
Beijing Sou You Tian Xia Network Technology Co., Ltd. (“Beijing Sou You Tian Xia”)	May 24, 2012	PRC	100%	Provision of technology and information consultancy services
Beijing Hua Ju Tian Xia Network Technology Co., Ltd. (“Beijing Hua Ju Tian Xia”)	July 25, 2012	PRC	100%	Provision of technology and information consultancy services
Beijing Li Man Wan Jia Network Technology Co., Ltd. (“Beijing Li Man Wan Jia”)	July 25, 2012	PRC	100%	Provision of technology and information consultancy services
Beijing Hong An Tu Sheng Network Technology Co., Ltd. (“Beijing Hong An”)	January 1, 2011	PRC	100%	Provision of technology and information consultancy services
Shanghai SouFun Information Co., Ltd. (“SouFun Shanghai”)	May 31, 2000	PRC	100%	Provision of technology and information consultancy services
SouFun Information (Shenzhen) Co., Ltd. (“SouFun Shenzhen”)	June 23, 2000	PRC	100%	Provision of technology and information consultancy services
SouFun Information (Tianjin) Co., Ltd. (“SouFun Tianjin”)	March 2, 2001	PRC	100%	Provision of technology and information consultancy services
Tianjin SouFun Network Technology Co., Ltd. (“Tianjin SouFun Network”)	March 1, 2012	PRC	100%	Provision of technology and information consultancy services
SouFun Media Technology (Beijing) Co., Ltd. (“SouFun Media”)	November 28, 2002	PRC	100%	Provision of technology and information consultancy services

Beijing SouFun Network Technology Co., Ltd. (“SouFun Network”)	March 16, 2006	PRC	100%	Provision of technology and information consultancy services

Beijing Zhong Zhi Shi Zheng Information Technology Co. Ltd., (“Beijing Zhongzhi”)	June 5, 2007	PRC	100%	Provision of technology and information consultancy services
Beijing Zhong Zhi Xun Bo Information Technology Co. Ltd., (“Zhongzhi Xun Bo”)	January 6, 2012	PRC	100%	Provision of technology and information consultancy services

Beijing Jia Tian Xia Advertising Co., Ltd. (“Beijing Advertising”)	September 1, 2000	PRC	Nil	Provision of marketing services, listing services and e-commerce services

Beijing SouFun Internet Information Service Co., Ltd. (“Beijing Internet”)	December 17, 2003	PRC	Nil	Provision of marketing services and listing services

Beijing China Index Information Co., Ltd. (“Beijing China Index”)	November 8, 2004	PRC	Nil	Provision of other value-added services and products

Shanghai Jia Biao Tang Real Estate Broking Co., Ltd. (“Shanghai JBT Real Estate Broking”)	July 7, 2005	PRC	Nil	Provision of marketing services and listing services

Beijing SouFun Science and Technology Development Co., Ltd. (“Beijing Technology”)	March 14, 2006	PRC	Nil	Provision of marketing services and listing services

Shanghai China Index Consultancy Co., Ltd. (“Shanghai China Index”)	December 12, 2006	PRC	Nil	Provision of other value-added services and products

Shanghai SouFun Advertising Co., Ltd. (“Shanghai Advertising”)	December 12, 2006	PRC	Nil	Provision of marketing services and listing services

Beijing Century Jia Tian Xia Technology Development Co., Ltd. (“Beijing JTX Technology”)	December 21, 2006	PRC	Nil	Provision of marketing services and listing services

Tianjin Jia Tian Xia Advertising Co., Ltd. (“Tianjin JTX Advertising”)	November 22, 2007	PRC	Nil	Provision of marketing services and listing services
Beijing Li Tian Rong Ze Technology Development Co., Ltd. (“Beijing Li Tian Rong Ze”)	September 10, 2009	PRC	Nil	Provision of marketing services and listing services

Beijing Yi Ran Ju Ke Technology Development Co., Ltd. (“Beijing YiRanJuKe”)	September 10, 2011	PRC	Nil	Provision of marketing services and listing services

Beijing Li Tian Rong Ze Wan Jia Technology Development Co., Ltd. (“Beijing Li Tian Rong Ze Wan Jia”)	December 1, 2012	PRC	Nil	Provision of marketing services and listing services

Guangxi Overseas Talent Industrial Park Investment Co., Ltd. (“Guangxi Overseas Talent”)	December 1, 2012	PRC	Nil	Investment, management and operation of industrial park

To comply with PRC laws and regulations which restrict foreign control of companies involved in internet content provision (“ICP”) and advertising businesses, the Company operates its websites and provides online marketing advertising services in the PRC through its PRC Domestic Entities and the PRC Domestic Entities’ subsidiaries. The equity interests of the PRC Domestic Entities are legally held directly by Tianquan Vincent Mo, Director of the Company, and Jiangong Dai, President of the Company. The effective control of the PRC Domestic Entities is held by the Company through three of its WOFEs, namely SouFun Network, SouFun Media and Beijing Hong An, as a result of a series of standardized contractual arrangements and their supplementary agreements signed with each of the PRC Domestic Entities (hereinafter, together the “Contractual Agreements”). As a result of the Contractual Agreements, the Company maintains the ability to approve decisions made by the PRC Domestic Entities, is entitled to substantially all of the economic benefits from the PRC Domestic Entities and is obligated to absorb all of the PRC Domestic Entities’ expected losses.

Therefore, the Company consolidates the PRC Domestic Entities and the PRC Domestic Entities’ subsidiaries in accordance with SEC Regulation SX-3A-02 and Accounting Standards Codification (“ASC”) 810-10, “Consolidation: Overall”.

The following is a summary of the standardized Contractual Agreements:

Exclusive Technical Consultancy and Service Agreements

The Company, through the WOFEs, provides the following exclusive technical services to the PRC Domestic Entities: i) access to information assembled by the WOFEs concerning the real estate industry and companies in this sector to enable the PRC Domestic Entities to target potential customers and provide research services; and ii) technical information technology system support to enable the PRC Domestic Entities to service the advertising and listing needs of its customers. The agreements are effective for 10 years and can be extended indefinitely at the sole discretion of the WOFEs.

Operating Agreements

Pursuant to the operating agreements, the PRC Domestic Entities will appoint or remove their directors and executive officers based on instruction from the WOFEs. In addition, the WOFEs possess the rights to control the daily operation and to make management decisions for the PRC Domestic Entities. The agreements are effective for 10 years and can be extended indefinitely at the sole discretion of the WOFEs.

Equity Pledge Agreements, Shareholders Proxy Agreements and Exclusive Call Option Agreements

The legal shareholders have pledged their entire respective ownership interests in each Domestic PRC Entity to the WOFEs. The legal shareholders entrusted the WOFEs their rights to attend shareholders’ meetings and cast votes. The agreements will continue unless terminated upon written consents by the WOFEs or their designated legal persons. The agreements are effective for 10 years and can be extended at the sole discretion of the WOFEs.

The Company or any third party designated by the Company has the exclusive right to acquire from the legal shareholders their entire respective equity interests in each PRC Domestic Entity at a price equivalent to the historical cost when permitted by applicable PRC laws and regulations. The agreements have a term of ten years and can be extended indefinitely at the sole discretion of the WOFEs.

Each PRC Domestic Entity and its legal shareholders have also agreed not to enter into any transaction that would substantially affect the assets, rights, obligations or operations of the PRC Domestic Entity without prior written consent from the WOFEs. The PRC Domestic Entities will not distribute any dividend without the prior written consent from the WOFEs. The agreements are effective for 10 years and can be extended indefinitely at the sole discretion of the WOFEs.

Loan Agreements

The WOFEs provided loans to the legal shareholders to enable them to pay the registered capital of the PRC Domestic Entities. Under the terms of the loan agreements, the legal shareholders will repay the loans by transferring their legal ownership in the PRC Domestic Entities when permitted by applicable PRC laws and regulations. The agreements are effective for 10 years and will be automatically extended indefinitely until the legal shareholders transfer the equity of the PRC Domestic Entities to the WOFEs.

Supplementary Agreements

In addition to the above contractual agreements, the WOFEs and the PRC Domestic Entities entered into supplementary agreements in March 2010 to memorialize certain terms previously agreed amongst the WOFEs, the PRC Domestic Entities and their shareholders. While this supplementary agreement was signed in 2010, the terms, intent and substance of all the agreements above remained unchanged. All provisions in the supplementary agreement have been incorporated into the standardized contractual agreements signed subsequent to March 2010. Pursuant to the supplementary agreement:

•	the WOFEs have unilateral discretion in setting the technical service fees charged to the PRC Domestic Entities;

•	the WOFEs are obligated to provide financial support to the PRC Domestic Entities in the event the PRC Domestic Entities incur losses;

•	the annual budget of the PRC Domestic Entities should be assessed and approved by the WOFEs;

•	the legal shareholders agree to remit any dividends, received from the PRC Domestic Entities, to the WOFEs; and

•	the PRC Domestic Entities are obligated to transfer their entire retained earnings after deduction of PRC income tax to the WOFEs in the form of a donation upon the WOFEs’ request.

Furthermore, the WOFEs and the PRC Domestic Entities entered into supplementary agreements in March 2013 to memorialize the following term previously agreed between the WOFEs and the PRC Domestic Entities when entering into the Exclusive Call Option Agreements:

•

the legal shareholders agree to remit the purchase consideration received from the WOFEs upon exercise of the exclusive right to acquire the equity interests in the PRC Domestic Entities back to the company as designated by the WOFEs.

Through the design of the aforementioned agreements, the shareholders of the PRC Domestic Entities effectively assigned their full voting rights to the WOFEs, which give the WOFEs the power to direct the activities that most significantly impact the PRC Domestic Entities’ economic performance. The WOFEs obtained the ability to approve decisions made by the PRC Domestic Entities and the ability to acquire the equity interests in the PRC Domestic Entities when permitted by PRC law. The WOFEs are obligated to absorb a majority of the expected losses from the PRC Domestic Entities’ activities through providing unlimited financial support to the PRC Domestic Entities and are entitled to receive a majority of residual returns from the PRC Domestic Entities through the exclusive technical consultancy and service fees. As a result, the three WOFEs have been determined to be the primary beneficiary of the PRC Domestic Entities. Accordingly, in accordance with SEC Regulation SX-3A-02 and ASC 810, the Company, through the WOFEs, has consolidated the operating results of the PRC Domestic Entities in the Company’s financial statements. Business taxes (“BT”) and value added taxes (“VAT”) relating to service fees charged by the WOFEs are recorded as cost of services.

The carrying amounts of the assets, liabilities and the results of operations of the PRC Domestic Entities and PRC Domestic Entities’ subsidiaries included in the Company’s consolidated balance sheets and statements of comprehensive income are as follows:

	As of December 31,
	2011	2012
	US$	US$
Total assets	341,826	467,851
Current	89,406	80,242
Non-current	252,420	387,609

Total liabilities	206,138	272,302
Current	206,138	272,302
Non-current	—	—

Net assets	135,688	195,549

	For the Years Ended December 31,
	2010	2011	2012
	US$	US$	US$
Total revenues	129,448	121,349	157,859
Net income	58,978	35,457	58,898

As of December 31, 2012, except for the restricted cash of US$391,416 pledged to secure bank borrowings of the Company (Note 12), there was no other pledge or collateralization of the assets of the PRC Domestic Entities and the PRC Domestic Entities’ subsidiaries.

Creditors of the PRC Domestic Entities and the PRC Domestic Entities’ subsidiaries have no recourse to the general credit of their respective primary beneficiary. The amounts of liabilities of the PRC Domestic Entities and the PRC Domestic Entities’ subsidiaries have been parenthetically presented on the consolidated balance sheets. There were no assets of the PRC Domestic Entities and the PRC Domestic Entities’ subsidiaries that can only be used to settle their own obligations. The WOFEs have not provided any financial support that they were not previously contractually required to provide to the PRC Domestic Entities and the PRC Domestic Entities’ subsidiaries during the years presented.

Summary Of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Summary Of Significant Accounting Policies
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles (“U.S. GAAP”).

These consolidated financial statements have been prepared on the basis that the Company will continue as a going concern.

The Company’s working capital deficiency as of December 31, 2012 was US$273,358. This was primarily caused by bank borrowings of US$270,670 being classified as current liabilities as they are repayable on demand, whilst cash deposits of US$296,023 that were pledged with the financial institutions being classified as non-current assets as they have terms of more than one year. As such, continued operation of the Company is dependent upon the Company’s ability to raise additional capital, obtain financing or to improve future operations. The Company believes that the following factor would provide sufficient liquidity to finance the Company’s anticipated working capital and capital expenditure requirements for the next twelve months.

•

The Company obtained written confirmations from the respective banks that the cash deposits pledged for the bank borrowings will be released at any time the loans are required to be settled by the Company; and

•	The Company’s continuous net cash inflows from operating activities.

Based on the above considerations, management is of the opinion that the Company has sufficient funds to meet its working capital requirements and debt obligations in the next twelve months. As a result, management believes it is appropriate to prepare these consolidated financial statements on the basis that the Company will continue as a going concern and thus these consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded assets or the amounts and classification of liabilities that might have been necessary should the Company not be able to continue in existence as a going concern.

Use of Estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the balance sheet dates and the reported amounts of revenues and expenses during the reporting periods. Significant estimates and assumptions reflected in the Group’s financial statements include, but are not limited to, revenue recognition, allowance for doubtful accounts, useful lives of property and equipment, realization of deferred tax assets, impairment of long-lived assets, share-based compensation expense, fair value of the trading and available-for-sale securities and uncertain income tax positions. Changes in facts and circumstances may result in revised estimates. Actual results could materially differ from those estimates.

Principles of Consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and the PRC Domestic Entities in which the Company, through its WOFEs, has a controlling financial interest. A controlling financial interest is typically determined when the Company holds a majority of the voting equity interest in an entity. However, if the Company, through its WOFEs, demonstrates its ability to control the PRC Domestic Entities through the WOFEs’ rights to all the residual benefits of the PRC Domestic Entities and the WOFEs’ obligation to fund losses of the PRC Domestic Entities, then the entity is included in the consolidated financial statements. All significant intercompany balances and transactions between the Company, its subsidiaries and the PRC Domestic Entities have been eliminated in consolidation.

On February 8, 2012, the Company disposed its 90% equity interest in Beijing SouFun Information Consultancy Co., Ltd. (“Beijing Information”) to an unrelated party for nil consideration. Beijing Information was dormant at the time of disposal. Since the Company transferred all of Beijing Information’s assets and liabilities to another subsidiary prior to the disposal, Beijing Information did not meet the definition of a discontinued operation under ASC 205, “Presentation of Financial Statements—Discontinued Operation”, as Beijing Information’s operations and cash flows have not been eliminated from the ongoing operations of the Group.

Immediately upon the completion of the disposal, Beijing Information was deconsolidated from the Group. As there was no difference between the fair value of consideration received for the disposal and the carrying amounts of the assets and liabilities, no gain or loss was recognized in the Company’s consolidated statements of comprehensive income for the year ended December 31, 2012.

Changes in Presentation of Comparative Information

Beginning January 1, 2012, the Company reclassified revenue from SouFun membership services, which represent arrangements with real estate developers in which the Company charges its customers Renminbi (“RMB”) 5,000.00 to RMB 20,000.00 in order for them to purchase specified properties from the real estate developers at a discount greater than the face value of the fees charged by the Company, from “Other value-added services” to “E-commerce services” in its consolidated statements of comprehensive income. The reclassification provides better operating information and is in line with the current development of the Group’s business. The change in presentation has been applied retrospectively to all periods presented.

In addition, certain comparative amounts have been reclassified to conform with the current year’s presentation.

Foreign Currency Translation and Transactions

The functional currency of the Company and its overseas subsidiaries outside of the PRC is the United States dollar (“US$”). The Company’s PRC subsidiaries and PRC Domestic Entities determine their functional currency to be the Chinese Renminbi (“RMB”) based on the criteria of ASC 830-10, “Foreign Currency Matters: Overall”. The Company uses US$ as its reporting currency. The Company uses the monthly average exchange rate for the year and the exchange rate at the balance sheet date to translate the operating results and financial position, respectively. Translation differences are recorded in accumulated other comprehensive income, a component of shareholders’ equity.

Transactions denominated in foreign currencies are remeasured into the functional currency at the exchange rates prevailing on the transaction dates. Foreign currency denominated financial assets and liabilities are remeasured at the exchange rates prevailing at the balance sheet date. Exchange gains and losses are included in the consolidated statements of comprehensive income.

The assets and liabilities of the Company’s PRC subsidiaries and PRC Domestic Entities are translated into US$ at the exchange rates prevailing at the balance sheet date. The consolidated statements of comprehensive income of these entities are translated into US$ at the weighted average exchange rates for the year. The resulting translation gains (losses) are recorded in accumulated other comprehensive income as a component of shareholders’ equity.

For the purpose of the consolidated statements of cash flows, cash flows of the Company’s PRC subsidiaries and PRC Domestic Entities are translated into US$ at the exchange rates prevailing on the dates of the cash flows. Frequently recurring cash flows of these entities which arise throughout the year are translated into US$ at the weighted average exchange rates for the year.

Cash and Cash Equivalents

Cash and cash equivalents represent cash on hand and demand deposits placed with banks or other financial institutions with original maturity of 90 days or less at the date of purchase which are unrestricted as to withdrawal and use. In addition, all highly liquid investments with original stated maturity of 90 days or less are classified as cash equivalents.

Restricted Cash

Restricted cash represents cash pledged to the financial institutions as collateral for the Company’s bank loans (Note 12).

Short-term Investments

All highly liquid investments with original maturities of greater than 90 days but less than 365 days are classified as short-term investments which are stated at their approximate fair value. The Company accounts for its investments in accordance with ASC 320-10, “Investments-Debt and Equity Securities: Overall”. The Company classifies the short-term investments in debt and equity securities as “held-to-maturity”, “trading” or “available-for-sale”, whose classification determines the respective accounting methods stipulated by ASC 320-10. Dividend and interest income, including amortization of the premium and discount arising at acquisition, for all categories of investments in securities are included in earnings. Any realized gains or losses on the sale of the short-term investments are determined on a specific identification method, and such gains and losses are reflected in the consolidated statements of comprehensive income.

The securities that the Company has positive intent and ability to hold to maturity are classified as held-to-maturity securities and stated at amortized cost. For individual securities classified as held-to-maturity securities, the Company evaluates whether a decline in fair value below the amortized cost basis is other-than-temporary in accordance with the Company’s policy and ASC 320-10. If the Company concludes that it does not intend or is not required to sell an impaired debt security before the recovery of its amortized cost basis, the impairment is considered temporary and the held-to-maturity securities continue to be recognized at the amortized costs. When the Company intends to sell an impaired debt security or it is more likely than not that it will be required to sell prior to recovery of its amortized cost basis, an other-than-temporary impairment is deemed to have occurred. In these instances, the other-than-temporary impairment loss is recognized in the consolidated statements of comprehensive income equal to the entire excess of the debt security’s amortized cost basis over its fair value at the balance sheet date of the reporting period for which the assessment is made.

The securities that are bought and held principally for the purpose of selling them in the near term are classified as trading securities. Unrealized holding gains and losses for trading securities are included in earnings.

Investments not classified as trading or as held-to-maturity are classified as available-for-sale securities. Available-for-sale investment is reported at fair value, with unrealized gains and losses recorded in accumulated other comprehensive income in shareholders’ equity. Realized gains or losses are charged to earnings during the period in which the gain or loss is realized. An impairment loss on the available-for-sale debt securities is recognized in the consolidated statements of comprehensive income when the decline in value is determined to be other-than-temporary. Impairment loss of nil, US$4,343 and US$14 was recognized for the years ended December 31, 2010, 2011 and 2012, respectively.

Accounts Receivable and Allowance for Doubtful Accounts

The Company considers many factors in assessing the collectability of its receivables, such as, the age of the amounts due, the customer’s payment history and credit-worthiness. An allowance for doubtful accounts is recorded in the period in which a loss is determined to be probable. Accounts receivable balances are written off after all collection efforts have been exhausted.

Funds Receivable

Funds receivable represents cash from SouFun membership services due from a third-party payment service provider for clearing transactions. The Company carefully considers and monitors the credit worthiness of the third-party payment service provider used.

An allowance for doubtful accounts is recorded in the period in which a loss is determined to be probable. Receivable balances are written off after all collection efforts have been exhausted. As of December 31, 2012, no allowance for doubtful accounts was provided for the funds receivable.

Loans Receivable

Loans receivable represents temporary funding provided by the Group to third parties. Interest income is included in the statements of comprehensive income when earned. As of December 31, 2012, all loans receivable had been fully collected.

Property and Equipment, Net

Property and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated Useful Life	Estimated Residual Value

Office equipment	5 years	5-10%
Motor vehicles	5 years	5%
Leasehold improvement	shorter of lease term or economic lives	—
Buildings	12 -28 years	—

Land is stated at cost and is not depreciated.

Repair and maintenance costs are charged to expense as incurred, whereas the cost of renewals and betterments that extend the useful lives of property and equipment are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the cost and accumulated depreciation from the asset and accumulated depreciation accounts with any resulting gain or loss reflected in the consolidated statements of comprehensive income.

Impairment of Long-Lived Assets

The Company evaluates its long-lived assets or asset group with finite lives for impairment whenever events or changes in circumstances, such as a significant adverse change to market conditions that will impact the future use of the assets, indicate that the carrying amount of a group of long-lived assets may not be fully recoverable. When these events occur, the Company evaluates the impairment by comparing the carrying amount of the assets to future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Company recognizes an impairment loss based on the excess of the carrying amount of the asset group over its fair value. No impairment charge was recognized for any of the years presented.

Fair Value of Financial Instruments

Financial instruments of the Group primarily include cash and cash equivalents, restricted cash, accounts receivable, funds receivable, loans receivable, amounts due from a related party, short-term investments, including fixed-rate time deposits and available-for-sale security, short-term loans and long-term loans. As of December 31, 2011 and 2012, the carrying values of these financial instruments, other than the available-for-sale security and long-term loans, approximated their fair values due to the short-term maturity of these instruments. The available-for-sale security was recorded at fair value at each reporting date. The carrying value of the long-term loans approximates their fair value, as they bear interest at rates determined based on the prevailing interest rates in the market.

The Company applies ASC 820-10, “Fair Value Measurements and Disclosures: Overall”, in measuring fair value. ASC 820-10 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

ASC 820-10 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1— Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2— Include other inputs that are directly or indirectly observable in the marketplace.

Level 3— Unobservable inputs which are supported by little or no market activity.

ASC 820-10 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

The Company measures its available-for-sale security at fair value using quoted prices from the active market.

Assets measured at fair value on a recurring basis as of December 31, 2011 and 2012 are summarized below:

	Fair Value Measurement at December 31, 2012
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Fair Value at December 31, 2012
	US$	US$	US$	US$

Available-for-sale security	1,386	—	—	1,386

	Fair Value Measurement at December 31, 2011
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Fair Value at December 31, 2011
	US$	US$	US$	US$

Available-for-sale security	657	—	—	657

Revenue Recognition

Revenues are derived from online marketing services, e-commerce services, listing services and other value-added services and products. Revenue for each type of service and product sales is recognized only when the following criteria are met: a) persuasive evidence of an arrangement exists; b) price is fixed or determinable; c) delivery of services has occurred; and d) collectability is reasonably assured.

Marketing Services

The Group offers marketing services on the Group’s websites, primarily presented as banner advertisements, floating links, logos and other media insertions (“forms of services”). These services are offered to real estate developers and providers of products and services for home decoration and improvement. Marketing services allow advertisers to place advertisements on particular areas of the Group’s websites, in particular formats and over particular periods of time. Written contracts, containing all significant terms, signed by the Group and its customers provide persuasive evidence of the arrangement. The contracts do not contain any specific performance, cancellation, termination or refund provisions.

The service fee is negotiated between the customer and the Group but once a price is agreed to and the written contract is signed by both parties, the price is fixed and not subject to change. The service fee is due and payable in installments over the service period. Historically, the service fee has varied widely for marketing services and such variation in prices exists even when the same forms of services is provided in the same location of the Group’s websites and for the same service duration. The marketing services typically last from several days to one year. Delivery of the service occurs upon displaying the agreed forms of services on the Group’s websites over the specified service period. The Group performs credit assessments on its customers prior to signing the written contract to ensure collectability is reasonably assured. Revenue is recognized ratably over the contract period, as there is persuasive evidence of an arrangement, the fee is fixed or determinable and collection is reasonably assured, as prescribed by ASC 605-10, “Revenue Recognition: Overall”.

For certain arrangements, the Group provides marketing services that contain multiple deliverables, that is, different forms of services to be delivered over different periods of time. Starting from January 1, 2011, the Group adopted Accounting Standards Update (“ASU”) No. 2009-13 (“ASU 2009-13”), “Multiple-Deliverable Revenue Arrangements”. The Group adopted this guidance on a prospective basis applicable for transactions originating or materially modified after the date of adoption. This guidance changed the criteria for separating units of accounting in multiple-element arrangements and the way in which an entity is required to allocate the revenue to these units of accounting.

Prior to the adoption of ASU 2009-13, as the Company sold its marketing services over a broad price range, there was a lack of objective and reliable evidence of fair value for each deliverable included in the arrangement. Accordingly, a combined unit of accounting was used pursuant to ASC 605-25, “Revenue Recognition—Multiple-Element Arrangements”, whereby revenue was recognized ratably over the performance period of the last deliverable in the arrangement. Revenue from marketing services of US$235,860 would have been recognized in 2011 if those arrangements entered into or materially modified after the adoption of ASU 2009-13 were still being recognized on a straight-line basis over the performance period of the last deliverable.

Subsequent to the adoption of ASU 2009-13, the Company accounts for each deliverable in the arrangement as separate unit of accounting. Revenue is allocated to each unit of accounting on a relative fair value basis based on a selling price hierarchy and is recognized ratably over the duration of the service period. The selling price for a deliverable is based in its vendor-specific objective evidence (“VSOE”) if available, third party evidence (“TPE”) if VSOE is not available, or best estimate of selling price (“BESP”) if neither VSOE nor TPE is available. The total arrangement consideration is allocated to each unit of accounting based on its relative selling price which is determined based on the Company’s BESP for that deliverable because neither VSOE nor TPE exist. In determining its BESP for each deliverable, the Company considered its overall pricing model and objectives, as well as market or competitive conditions that may impact the price at which the Company would transact if the deliverable were sold regularly on a standalone basis. The Company monitors the conditions that affect its determination of selling price for each deliverable and reassesses such estimates periodically. For the contracts entered into prior to December 31, 2010 without material modification in 2011, the Company continued to recognize revenue on a straight-line basis over the performance period of the last deliverable.

The Company updated the BESP for each deliverable during the year ended December 31, 2012. In accordance with ASC 250, “Accounting Changes and Error Corrections”, changes in the determination of the BESP are considered a change in accounting estimate and are accounted for on a prospective basis. The effect of changes in the BESP on the allocation of arrangement consideration was insignificant.

E-Commerce Services

E-commerce service revenue consists of revenue derived from:

1) SouFun membership services

Commencing in 2011, the Company enters into arrangements with real estate developers, pursuant to which the Company charges its customers RMB5,000.00 to RMB20,000.00 in order for them to purchase specified properties from the real estate developers at a discount significantly greater than the face value of the fees charged by the Company. The discount is either a fixed amount off or a fixed percentage to the price of the specified property. The fees paid by the customers to the Company are refundable before a purchase of the specified properties at a discount is made by the customers. Revenue is recognized by the Company when cash consideration of the fees is received and the discount has been applied by the customers to pay for the purchase price of the specified properties. Cash received in advance of the purchase of specified properties is recorded as customers’ refundable fees.

2) Online marketplace platform

Commencing in 2011, the Company operates (i) an online marketplace platform which enables third-party merchants to sell home furnishing products to customers online and (ii) an online payment platform which enable third-party merchants to transact with customers online. The Company earns a commission, which ranges from 5% to 15% of the sales transaction amount, from the third-party merchants when a transaction is completed.

When a customer places his or her order for home furnishing products with a third-party merchant through the Company’s marketplace platform, the sales price and the shipping charge for the sale transaction are confirmed. Delivery of goods to a consumer will be processed by the third-party merchant after payment is made through the Company’s online payment platform. The sales transaction is completed and the Company recognizes the commission earned as e-commerce services revenue upon confirmation of receipt of the home furnishing products by the consumer and remittance of the net payment to the third-party merchant through the Company’s marketplace and online payment platforms.

Listing Services

Listing service revenue consists of revenues derived from both basic listing services and special listing services.

The Group’s basic and special listing services are provided to agents, brokers, property developers, property owners, property managers and others seeking to sell or rent new or secondary residential and commercial properties.

1) Basic listing services

Basic listing services entitle customers to post and make changes to information for properties, home furnishings and other related products and services in a particular area on the website for a specified period of time, which typically range from one to 36 months, in exchange for a fixed fee. Written contracts, containing all significant terms, signed by the Group and its customers provide persuasive evidence of the arrangement. The amount of fee to be paid is not subject to change once the contract has been signed. The contracts do not contain any specific performance, cancellation, termination or refund provisions. Delivery of services occurs by making access to the websites available for posting by the customers over the specified listing period. The Group performs credit assessments of its customers prior to signing the written contract to ensure collectability is reasonably assured. In accordance with ASC 605-25, revenue is recognized ratably over the duration of the service period as the basic listing services are being delivered.

2) Special listing services

Special listing services are multiple element arrangements comprising website listing services and other coordination of promotional themed events (“Offline Services”), such as physical forum discussion or a banquet gathering, each with the special listing as the theme, where the Group’s customers promote their products or services to a live audience. The Offline Services do not have standalone value and are always sold with special listing services. Written contracts, containing all significant terms, signed by the Group and its customers provide persuasive evidence of the arrangement. The amount of fee to be paid is not subject to change once the contract has been signed. The contracts do not contain any specific performance, cancellation, termination or refund provisions. Delivery of services occurs by making access to the websites available for posting by the customers over the specified listing period and upon completion of the Offline Services. The Group performs credit assessments of its customers prior to signing the written contract to ensure collectability is reasonably assured.

As the Offline Services do not have standalone value, a combined unit of accounting is used pursuant to ASC 605-25, whereby revenue is recognized upon delivery of the final deliverable, which is recognized ratably over the duration of the special listing service period.

Other Value-added Services and Products

Commencing in 2009, the Group provided marketing services to home decoration vendors in exchange for prepaid cards issued by the vendors. The significant terms of these transactions are stated in written contracts which are signed by the Group and the customers. The prepaid cards contain monetary values of varying denomination from RMB20.00 to RMB2,000.00 that can be used to purchase certain products from the vendors’ specified stores. The prepaid cards are not redeemable for cash from the vendors. The Group sells the prepaid cards, typically at a discount to their stated monetary value, to external parties. The exchange of marketing services for prepaid cards is accounted for in accordance with ASC 845, “Nonmonetary Transactions”. In accordance with ASC 845-10-30, the nonmonetary transaction is measured based on fair value of the assets (or services) involved. The fair value of the services to be provided is not determinable within a reasonable range because the service fees received have historically varied widely. The fair value of the prepaid cards is determinable by reference to the historical cash proceeds received upon the sale of such cards to customers. The Company reassesses its fair value estimate periodically to reflect changes experienced in the selling prices of the prepaid cards. Service revenue from this exchange is measured based on the fair value of the prepaid cards received and is recognized in accordance with the revenue model stated above in “Marketing services”. Revenue from sales of prepaid cards is recognized when the prepaid cards are delivered to the customers and cash is received. The Group ceased the sale of other value-added products in 2011.

The Company generates revenues from other value-added services including subscription services for access to the Company’s information database and consulting services for customized and industry-related research reports and indices. Revenues derived from subscription services for access to the Company’s information database are recognized ratably over the subscription period. Revenues derived from consulting services for customized and industry-related research reports and indices are recognized when the relevant services are completed.

The Company’s business is subject to BT, VAT, surcharges or cultural construction fees levied on advertising-related sales in China. In accordance with ASC 605-45, “Revenue Recognition—Principal Agent Considerations”, all such BT, VAT, surcharges and cultural construction fees are presented as cost of revenues in the consolidated statements of comprehensive income. BT, VAT and related surcharges and cultural construction fees for the years ended December 31, 2010, 2011 and 2012 were US$17,103, US$21,118 and US$28,901, respectively.

All service fees and prepaid cards received in advance of the provision of services are initially recorded as deferred revenue and subsequently recognized as revenue when the related services are performed by the Company.

Cost of Revenues

Cost of revenues consists of employee costs, BT, VAT and surcharges, server and bandwidth leasing fees and other direct costs incurred in providing the related services and sales of products. These costs are expensed when incurred.

In addition, cost of revenues includes the 5% BT or 6% of VAT for the technology consultancy service fees charged by the WOFEs to the PRC Domestic Entities.

Advertising Expenditure

Advertising costs are expensed when incurred and are included in selling expenses in the consolidated statements of comprehensive income. For the years ended December 31, 2010, 2011 and 2012, the advertising expenses were US$3,666, US$5,130 and US$6,525, respectively.

Leases

Leases are classified at the inception date as either a capital lease or an operating lease. A lease is a capital lease if any of the following conditions exists: a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the property’s estimated remaining economic life or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date. A capital lease is accounted for as if there was an acquisition of an asset and an incurrence of an obligation at the inception of the lease. All other leases are accounted for as operating leases wherein rental payments are expensed as incurred. The Company had no capital leases for any of the years presented.

Income Taxes

The Group follows the liability method of accounting for income taxes, whereby deferred tax assets and liabilities are recognized based on the future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, and attributable to operating loss and tax credit carryforwards, if any. The Company reduces the carrying amounts of deferred tax assets by a valuation allowance, if based on the available evidence, it is “more-likely-than-not” that such assets will not be realized. Accordingly, the need to establish valuation allowances for deferred tax assets is assessed at each reporting period based on a “more-likely-than-not” realization threshold. This assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, forecasts of futures profitability, the duration of statutory carryforward periods, the Company’s experience with operating loss and tax credit carryforwards, if any, not expiring.

The Company applies ASC 740-10, “Income taxes: Overall”, to account for uncertainties in income taxes. Interest and penalties arising from underpayment of income taxes are computed in accordance with the related PRC tax law. The amount of interest expense is computed by applying the applicable statutory rate of interest to the difference between the tax position recognized and the amount previously taken or expected to be taken in a tax return. Interest and penalties recognized in accordance with ASC 740-10 are classified in the consolidated statements of comprehensive income as income tax expense.

In accordance with the provisions of ASC 740-10, the Company recognizes in its financial statements the impact of a tax position if a tax return position or future tax position is “more-likely-than-not” to prevail based on the facts and technical merits of the position. Tax positions that meet the “more-likely-than-not” recognition threshold are measured at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement.

The Group’s estimated liability for unrecognized tax benefits, which is included in “accrued expenses and other liabilities”, is periodically assessed for adequacy and may be affected by changing interpretations of laws, rulings by tax authorities, changes and/or developments with respect to tax audits, and expiration of the statutes of limitation. The outcome for a particular audit cannot be determined with certainty prior to the conclusion of the audit and, in some cases, appeal or litigation process. The actual benefits ultimately realized may differ from the Company’s estimates. As each audit is concluded, adjustments, if any, are recorded in the Company’s financial statements. Additionally, in future periods, changes in facts, circumstances, and new information may require the Company to adjust the recognition and measurement estimates with regard to individual tax positions. Changes in recognition and measurement estimates are recognized in the period in which the changes occur.

Share-based Compensation

The Company’s employees and directors participate in the Company’s share-based award incentive plan which is more fully discussed in Note 18. The Company applies ASC 718, “Compensation-Stock Compensation”, to account for its employee share-based payments. There have been no share-based payments made to non-employees for any of the years presented.

In accordance with ASC 718, the Company determines whether a share option should be classified and accounted for as a liability award or an equity award. All grants of share-based awards to employees classified as equity awards are recognized in the financial statements based on their grant date fair values which are calculated using an option pricing model. All grants of share-based awards to employees and directors classified as liabilities are remeasured at the end of each reporting period with an adjustment for fair value recorded to the current period expense in order to properly reflect the cumulative expense based on the current fair value of the vested rewards over the vesting periods. The Company has elected to recognize compensation expense using the straight-line method for all employee equity awards granted with graded vesting based on service conditions, which were not subject to performance vesting conditions.

Meanwhile, the Company uses the accelerated attribution method for equity awards with performance conditions on a tranche-by-tranche basis based on the probable outcome of the performance conditions. To the extent the required vesting conditions are not met resulting in the forfeiture of the share-based awards, previously recognized compensation expense relating to those awards is reversed. ASC 718-10 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from initial estimates. Share-based compensation expense was recorded net of estimated forfeitures such that expense was recorded only for those share-based awards that are expected to vest.

Earnings per Share

The Company computes earnings per Class A and Class B ordinary shares in accordance with ASC 260, “Earnings Per Share”, using the two class method. Under the provisions of ASC 260, basic net income per share is computed using the weighted average number of ordinary shares outstanding during the period except that it does not include unvested ordinary shares subject to repurchase or cancellation. Diluted net income per share is computed using the weighted average number of ordinary shares and, if dilutive, potential ordinary shares outstanding during the period. Potentially dilutive securities have been excluded from the computation of diluted net income per share if their inclusion is anti-dilutive. Potential ordinary shares consist of the incremental ordinary shares issuable upon the exercise of stock options, restricted shares subject to forfeiture, and contracts that may be settled in the Company’s stock or cash. The dilutive effect of outstanding stock options and restricted shares is reflected in diluted earnings per share by application of the treasury stock method. The computation of the diluted net income per share of Class A ordinary shares assumes the conversion of Class B ordinary shares, while the diluted net income per share of Class B ordinary shares does not assume the conversion of those shares.

The liquidation and dividend rights of the holders of the Company’s Class A and Class B ordinary shares are identical, except with respect to voting. As a result, and in accordance with ASC 260, the undistributed earnings for each year are allocated based on the contractual participation rights of the Class A and Class B ordinary shares as if the earnings for the year had been distributed. As the liquidation and dividend rights are identical, the undistributed earnings are allocated on a proportionate basis. Further, as the conversion of Class B ordinary shares is assumed in the computation of the diluted net income per share of Class A ordinary shares, the undistributed earnings are equal to net income for that computation. For the purposes of calculating the Company’s basic and diluted earnings per Class A and Class B ordinary shares, the ordinary shares relating to the options that were exercised are assumed to have been outstanding from the date of exercise of such options.

Comprehensive Income

Comprehensive income is defined as the change in equity of a company during a period from transactions and other events and circumstances excluding transactions resulting from investments from owners and distributions to owners. Accumulated other comprehensive income, as presented on our consolidated balance sheets, includes the cumulative foreign currency translation adjustments and unrealized (loss) gain on available-for-sale security.

Contingencies

The Company records accruals for certain of its outstanding legal proceedings or claims when it is probable that a liability will be incurred and the amount of loss can be reasonably estimated. The Company evaluates, on a quarterly basis, developments in legal proceedings or claims that could affect the amount of any accrual, as well as any developments that would make a loss contingency both probable and reasonably estimable. The Company discloses the amount of the accrual if it is material.

When a loss contingency is not both probable and estimable, the Company does not record an accrued liability but discloses the nature and the amount of the claim, if material. However, if the loss (or an additional loss in excess of the accrual) is at least reasonably possible, then the Company discloses an estimate of the loss or range of loss, if such estimate can be made and material, or states that such estimate is immaterial if it can be estimated but immaterial, or discloses that an estimate cannot be made. The assessments of whether a loss is probable or reasonably possible, and whether the loss or a range of loss is estimable, often involve complex judgments about future events. Management is often unable to estimate the loss or a range of loss, particularly where (i) the damages sought are indeterminate, (ii) the proceedings are in the early stages, or (iii) there is a lack of clear or consistent interpretation of laws specific to the industry-specific complaints among different jurisdictions. In such cases, there is considerable uncertainty regarding the timing or ultimate resolution of such matters, including eventual loss, fine, penalty or business impact, if any.

Recent Accounting Pronouncement

In February 2013, the Financial Accounting Standards Board (“FASB”) issued ASU 2013-02, “Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income”. The amendments do not change the current requirements for reporting net income or other comprehensive income in financial statements. However, the amendments require an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. For public entities, the amendments are effective prospectively for reporting periods beginning after December 15, 2012. The Company does not expect the adoption of ASU 2013-2 will have a significant effect on its consolidated financial statements.

Concentration Of Risks	12 Months Ended
Dec. 31, 2012
Concentration Of Risks
3.	CONCENTRATION OF RISKS

Concentration of Credit Risk

Assets that potentially subject the Company to significant concentration of credit risk primarily consist of cash and cash equivalents, restricted cash, fixed-rate time deposits classified as short-term investments, accounts receivable and funds receivable. As of December 31, 2012, substantially all of the Company’s cash, restricted cash and short-term investments in the form of fixed-rate time deposits were deposited in financial institutions located in the PRC and in Hong Kong, which management believes are of high credit quality. Under PRC law, it is generally required that a commercial bank in the PRC that holds third-party cash deposits protect the depositors’ rights over and interests in their deposited money; PRC banks are subject to a series of risk control regulatory standards; and PRC bank regulatory authorities are empowered to take over the operation and management of any PRC bank that faces a material credit crisis.

Accounts receivable are typically unsecured and are derived from revenue earned from customers in the PRC. The risk with respect to accounts receivable is mitigated by credit evaluations the Company performs on its customers and its ongoing monitoring of outstanding balances.

Funds receivable represent amounts due from an individual third-party payment service provider. The Company carefully considers and monitors the credit worthiness of the third-party payment service provider to mitigate any risks associated with funds receivable.

Concentration of Customers

There are no revenues from customers which individually represent greater than 10% of the total revenue for the years ended December 31, 2010, 2011 and 2012.

Revenues from marketing services represent 75%, 72% and 58% of the total gross revenues for the years ended December 31, 2010, 2011 and 2012, respectively. Any disruption in the provision of marketing services to customers may adversely affect the Group’s business, financial condition and results of operations.

Current Vulnerability Due to Certain Other Concentrations

The Group’s operations may be adversely affected by significant political, economic and social uncertainties in the PRC. Although the PRC government has been pursuing economic reform policies for more than 30 years, no assurance can be given that the PRC government will continue to pursue such policies or that such policies may not be significantly altered, especially in the event of a change in leadership, social or political disruption or unforeseen circumstances affecting the PRC’s political, economic and social conditions. There is also no guarantee that the PRC government’s pursuit of economic reforms will be consistent or effective.

The Group transacts all of its business in RMB, which is not freely convertible into foreign currencies. On January 1, 1994, the PRC government abolished the dual rate system and introduced a single rate of exchange as quoted daily by the People’s Bank of China (the “PBOC”). However, the unification of the exchange rates does not imply that the RMB may be readily convertible into United States dollars or other foreign currencies. All foreign exchange transactions continue to take place either through the PBOC or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the PBOC.

Approval of foreign currency payments by the PBOC or other institutions requires submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts. Additionally, the value of the RMB is subject to changes in central government policies and international economic and political developments affecting supply and demand in the PRC foreign exchange trading system market.

Internet and advertising related businesses are subject to significant restrictions under current PRC laws and regulations. Specifically, foreign investors are not allowed to own more than a 50% equity interest in any ICP business. In addition, PRC regulations require any foreign entities that invest in the advertising services industry to have at least a two-year track record with a principal business in the advertising industry outside of the PRC. Currently, the Group conducts its operations in the PRC through contractual arrangements entered into between the WOFEs and PRC Domestic Entities. The relevant regulatory authorities may find the current contractual arrangements and businesses to be in violation of any existing or future PRC laws or regulations. If so, the relevant regulatory authorities would have broad discretion in dealing with such violations. In the opinion of management, the likelihood of penalties in respect of the Group’s current operations through contractual arrangements entered into between the WOFEs and PRC Domestic Entities is remote based on current facts and circumstances.

Short-Term Investments	12 Months Ended
Dec. 31, 2012
Short-Term Investments
4.	SHORT-TERM INVESTMENTS

Short-term investments consist of the following:

	As of December 31,
	2011	2012
	US$	US$
Fixed-rate time deposits	7,935	25,455
Available-for-sale security
—Equity security	657	1,386

	8,592	26,841

As of December 31, 2011 and 2012, the Group held fixed-rate time deposits in commercial banks and financial institutions with an original maturity of less than one year.

Interest income on the fixed-rate time deposits of US$491, US$1,849 and US$827 was recognized for the years ended December 31, 2010, 2011 and 2012, respectively.

On November 4, 2010, the Group acquired 714,285 ADSs of SYSWIN Inc, a US listed company, at a consideration of US$5,000. The investment constituted a 1.01% ownership in SYSWIN Inc and was classified as an available-for-sale security. During the year ended December 31, 2011, the market price of SYSWIN Inc significantly declined and an other-than-temporary impairment loss of US$4,343, including a reclassification adjustment of US$721 from other comprehensive loss recognized in 2010, was recorded in the consolidated statement of comprehensive income. As a result, the new cost base of the available-for-sale security was US$657 as of December 31, 2011. During the first quarter of 2012, an other-than-temporary impairment loss of US$14 was recognized and accordingly the new cost base of the available-for-sale security was US$643 as of March 31, 2012. An unrealized gain of US$743 was recognized in other comprehensive income for the year ended December 31, 2012 due to the subsequent recovery in the share price of SYSWIN Inc.

The following is a summary of the available-for-sale security:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value (Net Carrying Amount)
	US$	US$	US$	US$
December 31, 2012
—Equity security in SYSWIN Inc	643	743	—	1,386

December 31, 2011
—Equity security in SYSWIN Inc	657	—	—	657

Accounts Receivable	12 Months Ended
Dec. 31, 2012
Accounts Receivable
5.	ACCOUNTS RECEIVABLE

Accounts receivable and the related allowance for doubtful accounts are summarized as follows:

	As of December 31,
	2011	2012
	US$	US$

Accounts receivable	36,914	42,151
Allowance for doubtful accounts	(9,217)	(12,122)

Accounts receivable, net	27,697	30,029

	For the Years Ended December 31,
	2010	2011	2012
	US$	US$	US$
Movement in allowance for doubtful accounts:
Balance at beginning of year	4,432	7,277	9,217
Additional provision charged to expenses	6,775	16,368	12,339
Write-offs	(4,093)	(14,795)	(9,460)
Foreign currency translation adjustments	163	367	26

Balance at end of year	7,277	9,217	12,122

Prepayments and Other Current Assets	12 Months Ended
Dec. 31, 2012
Prepayments and Other Current Assets
6.	PREPAYMENTS AND OTHER CURRENT ASSETS

Prepayments and other current assets consist of the following:

	As of December 31,
	2011	2012
	US$	US$

Prepaid expenses	2,564	4,548
Advance to employees	787	615
Rental and other deposits	409	291
Interests receivable	3,327	530
Receivable from a broker for exercise of employee stock options	1,890	2,718
Others	718	524

	9,695	9,226

Loans Receivable	12 Months Ended
Dec. 31, 2012
Loans Receivable
7.	LOANS RECEIVABLE

As of December 31, 2011, loans receivable represent the loans of US$11,109 and US$15,034 to Beijing Pujin Finance Company (“Beijing Pujin”) and Dandong Yuanlong Villa Management Company (“Dandong Yuanlong”), respectively. The loan to Beijing Pujin has a term of six months with an interest rate of 10% per annum. The loan to Dandong Yuanlong has a term of six months with an interest rate of 10% per annum. Beijing Pujin and Dandong Yuanlong are both independent third parties. The loan to Beijing Pujin was pledged by the properties of Beijing JinHuaMing Advertising Company, a third-party, and was collected in full on January 9, 2012. The loan to Dandong Yuanlong was guaranteed by a major shareholder of Dandong Yuanlong and was subsequently collected in full on April 6, 2012.

Property and Equipment, Net	12 Months Ended
Dec. 31, 2012
Property and Equipment, Net
8.	PROPERTY AND EQUIPMENT, NET

Property and equipment consist of the following:

	As of December 31,
	2011	2012
	US$	US$

Buildings	23,330	37,657
Office equipment	12,969	12,789
Motor vehicles	1,280	1,935
Leasehold improvement	2,675	4,463
Land	37,421	37,421

Total	77,675	94,265
Less: Accumulated depreciation	(9,611)	(14,701)

	68,064	79,564

Depreciation expense amounted to US$2,378, US$4,100 and US$6,376 for the years ended December 31, 2010, 2011 and 2012, respectively.

The Company is still in the process of obtaining the property ownership certificates for certain buildings with a net carrying amount of US$14,072. As the transfer of ownership of the buildings has been legally registered with the applicable government authority and the purchase consideration has been fully paid by the Company, the Company has the ability to obtain and control the future economic benefits of the buildings. As a result, these buildings were recognized as assets in the consolidated balance sheets as of December 31, 2012.

Deposit for Non-Current Assets	12 Months Ended
Dec. 31, 2012
Deposit for Non-Current Assets
9.	DEPOSIT FOR NON-CURRENT ASSETS

Deposit for non-current assets as of December 31, 2012 includes a refundable deposit of US$8,750 for the purchase of 10,000 square meters of an office building in Hengshui, Hebei province in the PRC. The Company can withdraw its purchase plan at any time prior to June 30, 2014 and receive a refund of the deposit with interest at 10% per annum. The construction of the office building is expected to be completed in 2014.

Prepayment for BAOAN Acquisition	12 Months Ended
Dec. 31, 2012
Prepayment for BAOAN Acquisition
10.	PREPAYMENT FOR BAOAN ACQUISITION

In December 2012, the Company entered into an agreement with China BaoAn Group Co., Ltd. to acquire a property through the acquisition of the entire equity interests in three subsidiaries of China BaoAn Group Co., Ltd. that own and operate the property (the “BaoAn Acquisition”) for US$127,277 cash consideration. The property, currently used for offices, retail space and a hotel, is considered a business as defined in ASC 805, “Business Combination”. Accordingly, the BaoAn Acquisition will be accounted for as a business acquisition upon closing of the transaction. The Company intends to use the property as an office and a training center to support the Company’s business expansion in the eastern region of the PRC. All of the necessary regulatory approvals have been obtained and the BaoAn Acquisition has been completed as of March 31, 2013. As of December 31, 2012, an interest-free and non-refundable deposit of US$111,367 was paid to China BaoAn Group Co., Ltd. The remaining balance of US$15,910 was fully paid on January 10, 2013.

Other Non-Current Assets	12 Months Ended
Dec. 31, 2012
Other Non-Current Assets
11.	OTHER NON-CURRENT ASSETS

Other non-current assets consist of the following:

	As of December 31,
	2011	2012
	US$	US$

Rental and other deposits	1,523	2,924
Interest receivable	—	10,483
Others	194	337

	1,717	13,744

Short-Term and Long-Term Loans	12 Months Ended
Dec. 31, 2012
Short-Term and Long-Term Loans
12.	SHORT-TERM AND LONG-TERM LOANS

Short-term and long-term loans as of December 31, 2011 and 2012 comprise:

	As of December 31,
	2011	2012
	US$	US$

Short-term loans	255,570	270,670

Long-term loans	—	80,750

Short-term loans outstanding as of December 31, 2011 represent US$ denominated bank borrowings of US$50,000 and US$205,570 obtained from financial institutions in Singapore and Hong Kong, respectively. These bank borrowings are secured by RMB denominated bank deposits of US$54,056 and US$229,389 placed with financial institutions in the PRC. These pledged deposits are classified as restricted cash on the consolidated balance sheets. The short-term bank borrowings are repayable on demand and bear interest rates ranging from London InterBank Offered Rate (“LIBOR”) plus 1.9% to LIBOR plus 3.1%.

Short-term loans outstanding as of December 31, 2012 represent US$ denominated bank borrowings of US$50,000 and US$220,670 obtained from financial institutions in Singapore and Hong Kong, respectively. These bank borrowings are secured by RMB denominated bank deposits of US$54,188 and US$241,835 placed with financial institutions in the PRC. These pledged deposits are classified as restricted cash on the consolidated balance sheets. The short-term bank borrowings are repayable on demand and bear interest rates ranging from LIBOR plus 1.9% to LIBOR plus 3.1%.

Long-term loans outstanding as of December 31, 2012 represent four US$ denominated bank borrowings with an aggregate amount of US$80,750 obtained from financial institutions in the United States which will be due in the third quarter of 2015. These bank borrowings are secured by RMB denominated bank deposits of US$95,393 placed with financial institutions in the PRC. These pledged deposits are classified as restricted cash on the consolidated balance sheets. The long-term bank borrowings are repayable on demand if the Company is not in compliance with certain covenants and provisions stipulated in the loan agreements and bear interest rates at LIBOR plus 2.6%.

Accrued Expenses and Other Liabilities	12 Months Ended
Dec. 31, 2012
Accrued Expenses and Other Liabilities
13.	ACCRUED EXPENSES AND OTHER LIABILITIES

Accrued expenses and other liabilities consist of the following:

	As of December 31,
	2011	2012
	US$	US$

Payroll and welfare benefit	15,424	20,739
Other taxes and surcharges payable	17,700	31,553
Accrued unrecognized tax benefits and related interest and penalties (Note 17)	14,059	24,379
Amounts payable to employees	2,161	649
Amounts due to noncontrolling interests	—	5,728
Accrued rental expenses	—	755
Others	3,146	5,503

	52,490	89,306

Other taxes and surcharges payable consist of BT, VAT, cultural construction fee (“CCF”), city construction tax (“CCT”) and withholding individual income tax (“IIT”).

Amounts due to noncontrolling interests represent a loan from the noncontrolling interests of Guangxi Overseas Talent to operate and develop a real estate project in Guangxi, the PRC. The loan was unsecured, interest-free and repayable on demand.

Customers' Refundable Fees	12 Months Ended
Dec. 31, 2012
Customers' Refundable Fees
14.	CUSTOMERS’ REFUNDABLE FEES

A roll-forward of customers’ refundable fees is as follows:

	As of December 31,
	2011	2012
	US$	US$
Balance at beginning of the year	—	12,412
Cash received from customers during the year	41,069	138,719
Revenue recognized in earnings during the year	(22,513)	(102,019)
Refunds paid during the year	(6,685)	(30,701)
Foreign currency translation adjustments	541	38

Balance at end of the year	12,412	18,449

Dividend Payable	12 Months Ended
Dec. 31, 2012
Dividend Payable
15.	DIVIDEND PAYABLE

On August 1, 2011, December 13, 2011 and September 6, 2012, the Company’s board of directors declared the distribution of dividends to the Company’s ordinary shareholders in the amount of US$76,505, US$78,043 and US$79,043, respectively. During the years ended December 31, 2010, 2011 and 2012, the Company paid nil, US$142,214 and US$131,012, respectively, to its shareholders. As of December 31, 2011 and 2012, US$51,969 and nil of the dividends declared remained unpaid, respectively.

Shareholders Equity	12 Months Ended
Dec. 31, 2012
Shareholders Equity
16.	SHAREHOLDERS’ EQUITY

Ordinary Shares

Upon completion of the Company’s initial public offering (“IPO”) in September 2010, the Company’s ordinary shares were converted into 50,767,426 Class A ordinary shares and 25,298,329 Class B ordinary shares. The conversion of ordinary shares into Class A and Class B ordinary shares has been retroactively reflected in the financial statements as if the conversion had occurred from the earliest period presented. The Memorandum and Articles of Association were amended and restated such that the authorized share capital consisted of 600,000,000 ordinary shares at a par value of HK$1 per share. The rights of the holders of Class A and Class B ordinary shares are identical, except with respect to voting rights. Each share of Class A ordinary shares is entitled to one vote per share and is not convertible into Class B ordinary shares under any circumstances. Each Class B ordinary share is convertible into one Class A ordinary share at any time by its holder. Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances. Upon any transfer of Class B ordinary shares by a Class B ordinary shareholder to any person or entity which is not an affiliate of such holder, such Class B ordinary shares will be automatically and immediately converted into the equal number of Class A ordinary shares.

Restricted net assets

The Company’s ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its subsidiaries. Relevant PRC statutory laws and regulations permit payments of dividends by the Company’s PRC subsidiaries only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. The results of operations reflected in the financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of the Company’s PRC subsidiaries.

In accordance with the PRC Regulations on Enterprises with Foreign Investment and their articles of association, a foreign invested enterprise established in the PRC is required to provide certain statutory reserves, namely general reserve fund, the enterprise expansion fund and staff welfare and bonus fund which are appropriated from net profit as reported in the enterprise’s PRC statutory accounts. A foreign invested enterprise is required to allocate at least 10% of its annual after-tax profit to the general reserve until such reserve has reached 50% of its respective registered capital based on the enterprise’s PRC statutory accounts. Appropriations to the enterprise expansion fund and staff welfare and bonus fund are at the discretion of the board of directors for all foreign invested enterprises. The aforementioned reserves can only be used for specific purposes and are not distributable as cash dividends. The WOFEs were established as foreign invested enterprises and therefore are subject to the above mandated restrictions on distributable profits.

Additionally, in accordance with the Company Law of the PRC, a domestic enterprise is required to provide a statutory common reserve of at least 10% of its annual after-tax profit until such reserve has reached 50% of its respective registered capital based on the enterprise’s PRC statutory accounts. A domestic enterprise is also required to provide a discretionary surplus reserve, at the discretion of the board of directors, from the profits determined in accordance with the enterprise’s PRC statutory accounts. The aforementioned reserves can only be used for specific purposes and are not distributable as cash dividends. The PRC Domestic Entities were established as domestic invested enterprises and therefore are subject to the above mentioned restrictions on distributable profits.

As a result of these PRC laws and regulations that require annual appropriations of 10% of after-tax income to be set aside prior to payment of dividends as general reserve fund, the Company’s PRC subsidiaries are restricted in their ability to transfer a portion of their net assets to the Company.

Amounts restricted include paid-in capital, statutory reserve funds and net assets of the Company’s PRC subsidiaries, as determined pursuant to PRC generally accepted accounting principles, totaling US$347,197 and US$540,840 as of December 31, 2011 and 2012, respectively. Therefore, in accordance with Rules 504 and 4.08(e)(3) of Regulation S-X, the condensed parent company only financial statements as of December 31, 2011 and 2012 and for each of the three years in the period ended December 31, 2012 are disclosed in Note 25.

Taxation	12 Months Ended
Dec. 31, 2012
Taxation
17.	TAXATION

Cayman Islands

Under the current laws of the Cayman Islands, the Company, China Home, China Property and Sou You Tian Xia are not subject to tax on income or capital gains. In addition, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

British Virgin Islands

Under the current laws of the British Virgin Islands, Pendiary, Selovo, China Home (BVI), China Property (BVI), Best Scholar and Sou You Tian Xia (BVI) are not subject to tax on income or capital gains. In addition, upon payments of dividends by these companies to their shareholders, no British Virgin Islands withholding tax will be imposed.

Hong Kong

Bravo Work, Max Impact, China Index, China Home (HK), China Real Estate, HK Property and Sou You Tian Xia (HK) are incorporated in Hong Kong and do not conduct any substantive operations of their own. No provision for Hong Kong profits tax has been made in the financial statements as the subsidiaries in Hong Kong have no assessable profits for the three years ended December 31, 2012. In addition, upon payment of dividends by these companies to their shareholders, no Hong Kong withholding tax will be imposed.

United States of America

Wall Street, Best Scholar (Delaware) and Best Work are incorporated in the United States of America and do not conduct any substantive operations of their own. No provision for the United States of America income tax has been made in the financial statements as the subsidiaries in the United States of America have no assessable incomes for the three years ended December 31, 2012. In addition, no dividend distribution is expected. Thus, withholding tax, if any, will be minimal.

China

In March 2007, a new enterprise income tax law (the “New EIT Law”) in the PRC was enacted which became effective on January 1, 2008. The New EIT Law applies a unified 25% enterprise income tax (“EIT”) rate to both foreign invested enterprises and domestic enterprises, unless a preferential EIT rate is otherwise stipulated. A five-year transition period is allowed for those enterprises which enjoyed a reduced EIT rate prior to year 2008 with the transitional EIT rates of 18%, 20%, 22%, 24% and 25% for years 2008, 2009, 2010, 2011 and 2012, respectively. Thus, the applicable EIT rate for SouFun Shenzhen and SouFun Shanghai was 22%, 24% and 25% for the years 2010, 2011 and 2012, respectively.

On April 14, 2008, relevant governmental regulatory authorities released further qualification criteria, application procedures and assessment processes for meeting the High and New Technology Enterprise (“HNTE”) status under the New EIT Law which would entitle qualified and approved entities to a favorable statutory tax rate of 15%.

In April 2009, the State Administration for Taxation (“SAT”) issued Circular Guoshuihan [2009] No. 203 (“Circular 203”) stipulating that entities which qualified for the HNTE status should apply with in-charge tax authorities to enjoy the reduced EIT rate of 15% provided under the New EIT Law starting from the year when the new HNTE certificate becomes effective. In addition, an entity which qualified for the HNTE status can continue to enjoy its remaining tax holiday from January 1, 2008 provided that it has obtained the HNTE certificate according to the new recognition criteria set by the New EIT Law and the relevant regulations.

In May and June 2009, SouFun Media, SouFun Network, Beijing Technology, Beijing JTX Technology and Beijing Zhongzhi obtained the new HNTE certificate with effect from January 1, 2009. As approved by the in-charge tax authority, Beijing Zhongzhi and SouFun Media were entitled to enjoy the reduced EIT rate of 15% for years 2009, 2010 and 2011. Beijing Technology, SouFun Network were entitled to continue their remaining tax holiday granted under the old EIT Law of 7.5%, 7.5%, 7.5% for years 2009, 2010 and 2011, respectively. Beijing JTX Technology was entitled to continue its remaining tax holiday granted under the old EIT Law of 0%, 7.5%, 7.5%, 7.5% for years 2009, 2010, 2011 and 2012, respectively.

The HNTE certificates for SouFun Network, SouFun.Media, Beijing Zhong Zhi, and Beijing JTX Technology expired on May 27, 2012. The HNTE certificates for Beijing Technology expired on June 12, 2012. The Group has applied for renewal of the HNTE certificates for these subsidiaries, which will enable them to continue qualifying for the preferential tax rates in years 2012, 2013 and 2014. The approval for the renewal of the HNTE certificates for the five subsidiaries has been published on the Beijing Municipal Science & Technology Commission’s website between April and October 2012 and the Group received the renewed HNTE certificates between May and November 2012.

The SAT subsequently issued Circular Guoshuihan [2010] No.157 (“Circular 157”) in April 2010 to further clarify the applicable EIT rate for entities which qualified for the HNTE status. According to Circular 157, entities which qualified for the HNTE status should elect one of the following two EIT treatments and no changes could be made once the election is made:

1)	The applicable EIT rate is 15% but the remaining tax holiday should no longer be enjoyed; or

2)	The remaining tax holiday could be enjoyed based on the transitional EIT rates, that is, 18%, 20%, 22% 24% and 25% for the years from 2008 to 2012.

The effective date of Circular 157 was January 1, 2008. As a consequence of Circular 157, the Company elected to apply the second EIT treatment. The applicable EIT rate for SouFun Network and Beijing Technology was 10%, 11% and 12% for years 2009, 2010 and 2011, respectively, whilst the applicable EIT rate for Beijing JTX Technology was 0%, 11% and 12% for years 2009, 2010 and 2011, respectively.

During the year ended December 31, 2011, the Beijing Municipal State Tax Bureau clarified the tax policy with the SAT in relation to the “three-year exemption, three-year 50% reduction” tax holiday that was implemented for entities which qualified for the HNTE status in the Zhongguancun Science Park (“ZSP”) and reached a verbal agreement with the SAT that Circular 157 is not applicable to the entities registered in the ZSP. As a result, the applicable income tax rates for SouFun Network, Beijing Technology, and Beijing JTX Technology, the Company’s subsidiaries registered in the ZSP which qualified for the HNTE status, should be 7.5%, 7.5%, 7.5% for years 2010 and 2011 and 15%, 15%, 7.5% for year 2012, respectively. Accordingly, income tax expenses of US$7,500 were reversed in the year ended December 31, 2011 for the cumulative effect of unnecessarily applying Circular 157 during the years ended December 31, 2009 and 2010. The reversed tax expenses consist of current income tax expenses of US$4,800 and deferred tax expenses of US$2,700.

On March 26, 2012, Beijing Hong An and Beijing Tuo Shi, obtained the certificates of “Software Enterprise” with effect from January 1, 2011. Accordingly, the two subsidiaries are entitled to two-year enterprise income tax exemption for years 2011 and 2012 and reduced enterprise income tax rate of 12.5% for years 2013, 2014 and 2015. As a result of the change in tax status of the two subsidiaries, income tax expenses of US$1,631 were reversed in the year ended December 31, 2012 for the cumulative effect of applying the statutory tax rate of 25% during the year ended December 31, 2011. The reversed tax expenses consist of current income tax expense of US$1,205 and defer tax expense of US$426.

Dividends paid by the PRC subsidiaries of the Group out of the profits earned after December 31, 2007 to non-PRC tax resident investors are subject to PRC withholding tax. The withholding tax on dividends is 10%, unless a foreign investor’s tax jurisdiction has a tax treaty with the PRC that provides for a lower withholding tax rate and the foreign investor is recognized as the beneficial owner of the income under the relevant tax rules.

Moreover, the current EIT Law treats enterprises established outside of China with “effective management and control” located in the PRC as PRC resident enterprises for tax purposes. The term “effective management and control” is generally defined as exercising overall management and control over the business, personnel, accounting, properties, etc. of an enterprise. The Company, if considered a PRC resident enterprise for tax purposes, would be subject to the PRC Enterprise Income Tax at the rate of 25% on its worldwide income for the period after January 1, 2008. As of December 31, 2012, the Company has not accrued for PRC tax on such basis. The Company will continue to monitor its tax status.

Income (loss) before income taxes consists of:

	For the Years Ended December 31,
	2010	2011	2012
	US$	US$	US$

PRC	88,423	162,421	228,919
Non-PRC	(7,053)	(18,207)	(21,210)

	81,370	144,214	207,709

Income tax expenses comprised:

	For the Years Ended December 31,
	2010	2011	2012
	US$	US$	US$

Current tax expense	15,621	14,937	31,038
Deferred tax expense	2,601	27,680	24,867

	18,222	42,617	55,905

A reconciliation between the income tax expense (benefit) and the amount computed by applying the statutory tax rate to income before income taxes is as follows:

	For the Years Ended December 31,
	2010	2011	2012
	US$	US$	US$

Income before income taxes	81,370	144,214	207,709

Income tax at applicable tax rate of 25%	20,342	36,054	51,927
Effect of international tax rate differences	445	1,522	453
Non-deductible expenses	3,677	7,997	8,593
Effect of tax holiday	(11,790)	(27,582)	(33,077)
Effect of tax rate changes	4,359	(899)	(1,974)
Investment basis difference in the PRC Domestic Entities	863	5,207	10,046
Withholding tax	—	18,414	16,867
Change in valuation allowance	(357)	879	1,085
Unrecognized tax benefits	(170)	(499)	(419)
Changes in interest and penalties on unrecognized tax benefits	853	1,524	2,404

	18,222	42,617	55,905

A roll-forward of unrecognized tax benefits, exclusive of related interest and penalties, is as follows:

	As of December 31,
	2010	2011	2012
	US$	US$	US$

Balance at beginning of year	13,657	5,853	7,439
Increase relating to current year tax positions	—	1,789	10,074
Decrease relating to settlements with tax authorities	(8,055)	—	—
Decrease relating to expiration of applicable statutes of limitation	(170)	(489)	(2,205)
Foreign currency translation adjustments	421	286	28

Balance at end of year	5,853	7,439	15,336

The Group has recorded an unrecognized tax benefit, including related interest and penalties, of US$10,695, US$14,059, and US$24,379 as of December 31, 2010, 2011 and 2012, respectively, which is included in the account of “accrued expenses and other liabilities”. As of December 31, 2010, 2011 and 2012, unrecognized tax benefits of US$10,695, US$14,059, and US$24,379 respectively, would impact the effective tax rate, if recognized. The final outcome of the tax uncertainty is dependent upon various matters including tax examinations, interpretation of tax laws or expiration of statutes of limitation. However, due to the uncertainties associated with the status of examinations, including the protocols of finalizing audits by the relevant tax authorities, there is a high degree of uncertainty regarding the future cash outflows associated with these tax uncertainties.

During the years ended December 31, 2010, 2011, and 2012, the Company recognized US$853, US$1,524 and US$2,404 in income tax expenses for interest and penalties related to uncertain tax positions. Accrued interest and penalties related to unrecognized tax benefits were US$6,620 and US$9,043 as of December 31, 2011, and 2012, respectively.

The Company’s PRC entities are subject to the New EIT Law since January 1, 2008. The PRC income tax returns for years 2007 through 2011 had passed the examination in May 2012. The PRC income tax returns for year 2012 remains open for examination.

The aggregate amount and per share effect of the tax holidays are as follows:

	For the Years Ended December 31,
	2010	2011	2012
	US$	US$	US$

The aggregate amount	(11,790)	(27,582)	(33,077)

The aggregate effect on basic and diluted earnings per share for Class A and Class B ordinary shares:
—Basic	0.16	0.36	0.43

—Diluted	0.15	0.34	0.40

The components of deferred taxes are as follows:

	For the Years Ended December 31,
	2011	2012
	US$	US$

Deferred tax assets, current portion
Accrued expenses	1,602	2,734

Total deferred tax assets, current portion	1,602	2,734

Deferred tax assets, non-current portion
Net operating losses	1,660	3,061
Less: valuation allowance	(253)	(1,338)

Total deferred tax assets, non-current portion, net	1,407	1,723

Deferred tax liabilities, current portion	—	—

Deferred tax liabilities, non-current portion
Investment basis in the PRC entities	(38,581)	(64,947)

Deferred tax liabilities, non-current portion	(38,581)	(64,947)

As of December 31, 2012, the Company had net operating losses from several of its PRC entities of US$10,319, which can be carried forward to offset future taxable profit. The net operating loss carryforwards as of December 31, 2012 will expire in years 2013 to 2017 if not utilized.

Deferred tax liabilities arising from undistributed earnings

As of December 31, 2011 and 2012, portion of aggregate undistributed earnings of the PRC subsidiaries that are available for distribution to non-PRC parent companies were not considered to be indefinitely reinvested in accordance with ASC740-30, “Income Taxes: Other Consideration or Special Areas”. In accordance with the New EIT Law, a withholding income tax will be imposed on the PRC subsidiaries when dividends are distributed to their non-PRC parent companies. Accordingly, deferred tax liabilities amounting to US$18,414 and US$35,281 were provided for the outside basis of the PRC entities as of December 31, 2011 and 2012 for the PRC earnings that were not permanently reinvested, respectively.

The deferred tax liabilities arising from the aggregate undistributed earnings of the PRC Domestic Entities and the PRC Domestic Entities’ subsidiaries that are available for distribution to the PRC tax resident parent companies, that is, the WOFEs, amounted to US$20,167 and US$29,666 as of December 31, 2011 and 2012, respectively.

As of December 31, 2011 and 2012, the Company did not provide for deferred tax liabilities and foreign withholding taxes on certain undistributed earnings of its PRC subsidiaries, PRC Domestic Entities and PRC Domestic Entities’ subsidiaries that are available for distribution to non-PRC parent companies on the basis of its intent to permanently reinvest foreign subsidiaries’ earnings. The cumulative amount of such temporary difference was US$152,386 and US$158,317 as of December 31, 2011 and 2012 respectively.

The amount of the unrecognized deferred tax liability for temporary differences related to investments in PRC subsidiaries, PRC Domestic Entities and PRC Domestic Entities’ subsidiaries that are essentially permanent in duration was US$15,239 and US$15,832 as of December 31, 2011 and 2012 respectively.

Share-Based Payments	12 Months Ended
Dec. 31, 2012
Share-Based Payments
18.	SHARE-BASED PAYMENTS

Stock related award incentive plan of 1999

On September 1, 1999, the Company’s shareholders approved the 1999 Stock Related Award Incentive Plan (the “1999 Plan”). Under the 1999 Plan, the Company may issue up to 12% of the fully diluted ordinary shares of the Company to its directors and employees. The purpose of the 1999 Plan is to provide additional incentive and motivation to its directors and employees, through an equity interest in the Company, to work towards increasing the value of the Company. The 1999 Plan provides for accelerated vesting, subject to certain conditions, if there is a change in control. The 1999 Plan has no stated expiry date.

The exercise price, vesting and other conditions of individual awards are determined by the executive chairman of the board of directors of the Company. The awards are typically subject to a 3-year to a 4-year service vesting condition and expire 10 or 15 years after the grant date. In addition, the grantee must return all awards and any proceeds from the sale of the awards if he/she violates certain provisions including a non-compete condition for a period of 2 years after cessation of employment with the Company. The non-compete condition does not give rise to an in-substance service condition.

Starting from December 31, 2006, the Company awarded Special Stock Options to its employees and directors. Terms for Special Stock Options are the same as other option grants except the underlying ordinary shares to be received upon exercise of the vested options do not have any entitlement to vote. Every two Special Stock Options is exercisable into one Class A ordinary share. The Special Stock Options have been accounted for as equity awards and measured at the date on which the terms of the grant was communicated to the grantee (the “grant date”). These Special Stock Options vest 10% after the first year of service, 20% after the second year of service, 40% after the third year of service and 30% after the fourth year of service. The contractual life of the Special Stock Option is ten years from the date of grant.

From 2001 to 2003, the Company granted stock options which contained an exercise price denominated in HK$. Since this denomination is neither the functional currency of the Company nor the currency in which the grantee is paid, these stock options are dual indexed to foreign exchange and the shares of the Company. Accordingly, they are accounted for as liability awards that are remeasured at fair value with changes recognized in the consolidated statements of comprehensive income.

As of January 1, 2010, there were 1,739,500 stock options outstanding, which are accounted for as liability awards, with a weighted average exercise price of HK$2.59 and weighted average remaining contractual term of 7.22 years. These liability awards were fully vested. In April 2010, the Company modified the exercise prices of these fully vested stock options from a range of HK$1 to HK$5 to a range of US$0.13 to US$0.64. The modification resulted in the liability awards being reclassified as equity awards, as the stock options were no longer dual indexed to the Company’s ordinary shares and foreign exchange. No additional compensation expense was recognized at the date of modification, as the modification did not result in any incremental fair value in the new equity awards granted. Share-based compensation expenses for the liability awards were US$325, nil and nil for the years ended December 31, 2010, 2011 and 2012, respectively. There were no grants of liability awards during any of the years presented.

Stock related award incentive plan of 2010

On August 4, 2010, the Company’s board of directors and shareholders approved the 2010 Stock Related Award Incentive Plan (the “2010 Plan”). Under the 2010 Plan, the Company may issue up to 10% of the total number of ordinary shares, including ordinary shares issuable upon conversion of any preferred shares to its directors and employees. The purpose of the 2010 Plan was to recognize and acknowledge the contributions made to the Company by eligible employees and to promote the success of the Company’s business. The 2010 Plan allows the board of directors, or its designated committee, to establish the performance criteria when granting stock options on the basis of any one of, or combination of, increase in share price, earnings per share, total shareholder return, return on equity, return on assets, return on investment, net operating income, cash flow, revenue, economic value added, personal management objectives, or other measures of performance selected by the Company’s board of directors, or its designated committee. Partial achievement of the specified criteria may result in a vesting corresponding to the degree of achievement as specified in the detail rules.

The exercise price, vesting and other conditions of individual awards are determined by the Chairman of the Company. The awards are typically subject to a 4-year service vesting condition and multiple performance conditions with a contractual life of 10 years. In addition, the grantee must return all awards and any proceeds from the sale of the awards if he/she violates certain provisions.

A summary of the equity award activity under the 1999 Plan and 2010 Plan for the year ended December 31, 2012 is stated below:

Options Granted to Employees	Number of Shares (*)	Weighted- Average per Share Exercise Price		Weighted- Average Grant-date Fair Value per Share		Weighted Average Remaining Contractual Term (Years)	Aggregated Intrinsic Value

Outstanding, December 31, 2011	9,874,672	US$	7.21	US$	3.31	7.92	US$	73,010

Granted	2,074,400		13.07		4.29
Forfeited	(180,320)		10.77		5.04
Expired	(42,082)		8.08		2.85
Exercised	(2,199,817)		5.70		2.70		US$	42,458
Outstanding, December 31, 2012	9,526,853		8.76		3.64	7.72	US$	154,723

Vested and expected to vest at December 31, 2012	9,526,853		8.76		3.64	7.72	US$	154,723

Exercisable at December 31, 2012	5,330,891		6.37		2.79	7.03	US$	118,416

*	Included both Class A and Class B ordinary shares.

The aggregate intrinsic value in the table above represents the difference between the fair value of the Company’s ordinary share at December 31, 2012 and the exercise price. Total intrinsic value of options exercised for the three years ended December 31, 2010, 2011 and 2012 was US$20,342, US$29,373 and US$42,458, respectively.

As of December 31, 2012, there was US$15,722 of unrecognized share-based compensation cost related to equity awards that are expected to be recognized over a weighted-average vesting period of 2.36 years. To the extent the actual forfeiture rate is different from the original estimate, actual share-based compensation costs related to these awards may be different from the expectation.

During the year ended December 31, 2012, the Company issued 2,074,400 shares of common stock and received US$12,792 cash in connection with the exercise of outstanding stock options.

The fair value for stock options granted during the year ended December 31, 2010 under the 2010 Plan was estimated on the date of grant using the Black-Scholes option pricing model by the Company. The volatility assumption was estimated based on the implied volatilities of comparable public companies due to the limited historical volatility of the Company’s share. The expected term was estimated based on the average of the contractual term of the options and the weighted-average vesting period for the options given their characteristics. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant. Forfeitures were estimated based on historical experience.

The fair value for stock options granted during the year ended December 31, 2012 under the 2010 Plan was estimated using the binomial option pricing model by the Company. The valuation model was changed from Black-Scholes valuation model to binominal option pricing model for the options granted under the 2010 Plan because the stock options granted in 2012 were not granted at-the-money. As a result, the simplified method set out in ASC718-10-S99 is not applicable in determining the expected term of the options. Furthermore, the Company did not have sufficient historical exercise data to estimate the expected terms given the limited period its shares have been publicly traded. Therefore, the Black-Scholes valuation model cannot be used to estimate the fair value of the options granted during the year ended December 31, 2012 and the binomial option pricing model is used.

The volatility assumption was estimated based on the price volatility of the shares of comparable companies in the internet media business because the Company did not have sufficient trading history and therefore did not have data to calculate expected volatility of the price of the underlying ordinary shares over the expected term of the option. The expected term was estimated based on the resulting output of the binomial option pricing model. The risk-free rate was based on the market yield of US Treasury Bonds & Notes with maturity terms equal to the expected term of the option awards. Forfeitures were estimated based on historical experience. The suboptimal exercise factors of 1.5 and 2.5 for the employees and directors, respectively, are based on the Company’s research on the early exercise behavior of employees and directors with stock options. The dividend yield of 8.35% and 11.15% are based on the Company’s estimated dividend distribution for the stock options granted during the year ended December 31, 2012.

The following table presents the assumptions used to estimate the fair values of the share options granted in the years presented:

	2010	2011	2012

Risk-free interest rate	1.96%	—	1.5%-1.8%
Dividend yield	—	—	8.35% and 11.15%
Expected volatility range	50.86%	—	59.88%-61.64%
Weighted average expected life	6.35 years	—	8.15 years
Estimated forfeiture rate	3%	—	0%
Fair value of ordinary share	$6.92-$10.63	—	$4.10-$9.00
Suboptimal exercise factor	1.5	—	1.5-2.5

Total share-based compensation expense of share-based awards granted to employees and directors is as follows:

	For the Years Ended December 31,
	2010	2011	2012
	US$	US$	US$

Cost of revenues	749	1,103	1,162
Selling expenses	1,035	1,506	1,626
General and administrative expenses	3,291	4,561	4,361

	5,075	7,170	7,149

Ordinary share payment

On May 11, 2011, the Company issued 704 ordinary shares to Digital Link Investment Limited which is owned by Mr. Shan Li, an independent director of the Company, in exchange for his services provided to the Company. Share-based compensation expense of US$6 has been determined by reference to the market value of the Company’s shares at the issuance date, and has been fully recognized as an expense upon the issuance of the ordinary shares.

Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions
19.	RELATED PARTY TRANSACTIONS

a)	Related Parties

Name of Related Parties	Relationship with the Group

Tianquan Vincent Mo	Executive chairman of the board of directors
Jiangong Dai	Chief executive officer of the Company
CNED Hengshui Zhong Cheng Wanyuan Home CO., Ltd. (“Hengshui”)	A company under the control of Tianquan Vincent Mo before December 20, 2011
Beijing Dong Fang Xi Mei Investment Consulting Co., Ltd. (“Dong Fang Xi Mei”)	A company under the control of Tianquan Vincent Mo before December 20, 2011
Wall Street Global Training Center, Inc.	A company under the control of Tianquan Vincent Mo and two other independent directors

b)	The Group had the following related party transactions for the years ended December 31, 2010, 2011 and 2012:

	2010	2011	2012
	US$	US$	US$

Short-term interest-free loans to:
—Tianquan Vincent Mo	12	—	—
Repayment of interest-free loans by:
—Tianquan Vincent Mo	633	—	—
—Jiangong Dai	324	—	—
Repayment of short-term loan by:
—Hengshui	6,693	—	—
Interest on loan to:
—Hengshui	305	—	—
Commitment deposit paid to:
—Hengshui	7,342	—	—
—Dong Fang Xi Mei	2,197	—	—
Repayment of commitment deposit by:
—Hengshui	7,505	—	—
—Dong Fang Xi Mei	2,224	—	—
Marketing services provided to:
—Dong Fang Xi Mei	375	—	—
Advance received from:
—Hengshui	88	—	—
Training service fee incurred:
—Wall Street Global Training Center, Inc.	—	455	1,595
Office building leased from:
—Tianquan Vincent Mo	—	—	142

Free rental space to Wall Street Global Training Center, Inc.

Starting from 2011, the Company provided Wall Street Global Training Center, Inc. with an office room of approximately 220 square feet in the Company’s building located in New York, the United States of America, free of charge. The estimated fair value of the free office space was insignificant for the years ended December 31, 2011 and 2012.

Office building leased from Tianquan Vincent Mo

The Group entered into an agreement with Tianquan Vincent Mo, the executive chairman of the board of directors, to lease a building owned by him for a 10-year period for nil consideration starting from March 1, 2012. The deemed rental expense of US$142 and the corresponding shareholder contribution were included in consolidated financial statements for the year ended December 31, 2012.

c)	The Group had the following related party balances as of December 31, 2011 and 2012:

	As of December 31,
	2011	2012
	US$	US$

Amounts due from related parties:
—Wall Street Global Training Center, Inc.	1,595	—

Wall Street Global Training Center, Inc., a New York not-for-profit corporation, has been providing training services to the Company since 2011. The balance as of December 31, 2011 represents prepaid service fees.

Employee Defined Contribution Plan	12 Months Ended
Dec. 31, 2012
Employee Defined Contribution Plan
20.	EMPLOYEE DEFINED CONTRIBUTION PLAN

Full time employees of the Company in the PRC participate in a government mandated defined contribution plan, pursuant to which certain pension benefits, medical care, employee housing fund and other welfare benefits are provided to employees. Chinese labor regulations require that the PRC subsidiaries of the Company make contributions to the government for these benefits based on certain percentages of the employees’ salaries. The Company has no legal obligation for the benefits beyond the contributions made. The total amounts for such employee benefits, which were expensed as incurred, were US$5,695, US$9,377 and US$12,040, for the years ended December 31, 2010, 2011 and 2012, respectively.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies
21.	COMMITMENTS AND CONTINGENCIES

Operating lease commitments

As of December 31, 2012, the Company had future minimum lease payments under non-cancellable operating leases with initial terms in excess of one year as follows:

US$

2013	6,838
2014	4,516
2015	3,787
2016	3,409
2017 and thereafter	1,314

19,864

Payments under operating leases are expensed on a straight-line basis over the periods of their respective leases. The Company’s lease arrangements have no renewal options, rent escalation clauses, restrictions or contingent rents and are all conducted with third parties, except for the building leased from a related party as disclosed in Note 19(b). For the years ended December 31, 2010, 2011 and 2012, total rental expenses for all operating leases amounted to US$7,327, US$11,503 and US$13,460, respectively.

Variable interest entity structure

In the opinion of management, (i) the ownership structure of the Company and the PRC Domestic Entities is in compliance with existing PRC laws and regulations; (ii) the contractual arrangements with the PRC Domestic Entities and their shareholders are valid and binding, and will not result in any violation of PRC laws or regulations currently in effect; and (iii) the Group’s business operations are in compliance with existing PRC laws and regulations in all material respects.

However, there are substantial uncertainties regarding the interpretation and application of current and future PRC laws and regulations. Accordingly, the Company cannot be assured that PRC regulatory authorities will not ultimately take a contrary view to its opinion. If the current ownership structure of the Group and its contractual arrangements with the PRC Domestic Entities are found to be in violation of any existing or future PRC laws and regulations, the Group may be required to restructure its ownership structure and operations in the PRC to comply with the changing and new PRC laws and regulations. In the opinion of management, the likelihood of loss in respect of the Group’s current ownership structure or the contractual arrangements with the PRC Domestic Entities is remote based on current facts and circumstances.

Income taxes

As of December 31, 2012, the Group has recognized US$15,336 accrual for unrecognized tax benefits (Note 17). The final outcome of the tax uncertainty is dependent upon various matters including tax examinations, interpretation of tax laws or expiration of statutes of limitation. However, due to the uncertainties associated with the status of examinations, including the protocols of finalizing audits by the relevant tax authorities, there is a high degree of uncertainty regarding the future cash outflows associated with these tax uncertainties. As of December 31, 2012, the Group classified the accrual for unrecognized tax benefits as a current liability.

Segment Reporting	12 Months Ended
Dec. 31, 2012
Segment Reporting
22.	SEGMENT REPORTING

In accordance with ASC 280-10 “Segment Reporting: Overall”, the Group’s chief operating decision maker has been identified as the chief executive officer, who makes resource allocation decisions and assesses performance based on the Company’s consolidated results. As a result, the Company has only one reportable segment.

Geographic disclosures

As the Group generates substantially all of its revenues from customers domiciled in the PRC, no geographical segments are presented. All of the Group’s long-lived assets are located in the PRC except for building and land with net book value of US$58,320 as of December 31, 2012 which are located in the United States of America.

Earnings Per Share	12 Months Ended
Dec. 31, 2012
Earnings Per Share
23.	EARNINGS PER SHARE

Basic and diluted earnings per share for each of the years presented are calculated as follows:

	For the Years Ended December 31,
	2010		2011		2012
	US$	US$	US$	US$	US$	US$
	Class A	Class B	Class A	Class B	Class A	Class B
Earnings per share—basic:
Numerator:
Allocation of net income attributable to ordinary shareholders used in calculating income per ordinary share—basic	41,731	21,377	68,886	32,739	104,055	47,755
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic earnings per share	49,385,264	25,298,329	51,849,923	24,642,349	53,028,506	24,336,650

Denominator used for earnings per share	49,385,264	25,298,329	51,849,923	24,642,349	53,028,506	24,336,650
Earnings per share—basic	0.85	0.85	1.33	1.33	1.96	1.96

Earnings per share—diluted:
Numerator:
Allocation of net income attributable to ordinary shareholders used in calculating income per ordinary share—diluted	41,552	21,556	68,586	33,039	103,169	48,641

Reallocation of net income attributable to ordinary shareholders as a result of conversion of Class B to Class A shares	21,556	—	33,039	—	48,641	—
Net income attributable to ordinary shareholders	63,108	21,556	101,625	33,039	151,810	48,641
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic earnings per share	49,385,264	25,298,329	51,849,923	24,642,349	53,028,506	24,336,650
Conversion of Class B to Class A ordinary shares	25,298,329	—	24,642,349	—	24,336,650	—
Employee stock options	5,537,040	2,102,500	5,723,560	2,086,667	4,559,409	1,912,500

Denominator used for earnings per share	80,220,633	27,400,829	82,215,832	26,729,016	81,924,565	26,249,150
Earnings per share—diluted	0.79	0.79	1.24	1.24	1.85	1.85

Options to purchase 4,021,800 (exercise price of US$10 to US$10.63 per share), nil and 50,000 (exercise price of US$23.94 per share) ordinary shares were outstanding during the years ended 2010, 2011 and 2012, respectively, but were not included in the computation of diluted earnings per share because the options’ exercise price was greater than the average fair value of the ordinary shares and, therefore, the effect would be anti-dilutive.

Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events
24.	SUBSEQUENT EVENTS

Business combination

In December 2012, the Company entered into an agreement with China BaoAn Group Co., Ltd. to acquire a property through the acquisition of the entire equity interests in three subsidiaries of China BaoAn Group Co., Ltd. that own and operate the property (the “BaoAn Acquisition”) for US$127,277 cash consideration. Upon the completion of the business acquisition, the property will be used as an office and a training center to support the Company’s business expansion in eastern region of the PRC. All of the necessary regulatory approvals have been obtained and the business acquisition has been completed as of March 31, 2013.

The initial accounting for the business combination is incomplete at the time the financial statements are issued because the Company is still in process of determining the fair value of the tangible and intangible assets acquired and liabilities assumed.

Parent Company Only Condensed Financial Information	12 Months Ended
Dec. 31, 2012
Parent Company Only Condensed Financial Information
25.	PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

Condensed balance sheets

	As of December 31,
	2011	2012
	US$	US$
ASSETS

Current assets:
Cash and cash equivalents	46,092	10,416
Short-term investments	657	1,386
Prepayments and other current assets	1,898	2,719
Amounts due from a related party	1,595	—

Total current assets	50,242	14,521

Non-current assets:
Investment in subsidiaries, PRC Domestic Entities and the PRC Domestic Entities’ subsidiaries	320,710	482,428

Total assets	370,952	496,949

LIABILITIES AND SHAREHOLDERS’ EQUITY

Current liabilities:
Short-term loans	29,400	—
Accrued expenses and other liabilities	19	17
Dividend payable	51,969	—
Amounts due to subsidiaries and PRC Domestic Entities	197,656	310,053

Total liabilities	279,044	310,070

Commitments and contingencies

Shareholders’ equity:
Class A ordinary shares, par value HK$1 per share, 600,000,000 shares authorized for Class A and Class B in aggregate, and 53,813,918 shares and 56,013,735 shares issued and outstanding as at December 31, 2011 and 2012, respectively	6,908	7,192
Class B ordinary shares, par value HK$ 1 per share, 600,000,000 shares authorized for Class A and Class B in aggregate, and 24,336,650 shares and 24,336,650 shares issued and outstanding as at December 31, 2011 and 2012, respectively	3,124	3,124
Additional paid-in capital	49,838	69,637
Accumulated other comprehensive income	21,853	23,974
Retained earnings	10,185	82,952

Total shareholders’ equity	91,908	186,879

Total liabilities and shareholders’ equity	370,952	496,949

Condensed statements of comprehensive income

	For the Year Ended December 31,
	2010	2011	2012
	US$	US$	US$

Revenues	—	—	—
Cost of revenues	—	—	—

Gross profit	—	—	—
General and administrative expenses	(1,127)	(1,764)	(49)

Operating loss	(1,127)	(1,764)	(49)
Equity in profits of subsidiaries and PRC Domestic Entities	64,715	107,732	151,649
Other-than-temporary impairment on available-for-sale security	—	(4,343)	(14)
Foreign exchange (loss) gain	(480)	—	224

Income before income taxes	63,108	101,625	151,810
Income tax expenses	—	—	—

Net income	63,108	101,625	151,810

Other comprehensive income, net of tax
Foreign currency translation adjustments	5,344	10,839	1,378
Unrealized (loss) gain on available-for-sale security	(721)	—	743
Reclassification adjustment for loss included in net income	—	721	—

Other comprehensive income, net of tax	4,623	11,560	2,121

Comprehensive income	67,731	113,185	153,931

Condensed statements of cash flows

	2010	2011	2012
	US$	US$	US$

Net cash used in operating activities	(1,104)	(638)	(588)

Net cash used in investing activities	(12,760)	—	—

Net cash provided by (used in) financing activities	14,384	46,098	(35,088)

Net increase (decrease) in cash and cash equivalents	520	45,460	(35,676)
Cash and cash equivalents at beginning of year	112	632	46,092

Cash and cash equivalents at end of year	632	46,092	10,416

Basis of Presentation

For the presentation of the parent company only condensed financial information, the Company records its investment in subsidiaries and PRC Domestic Entities, which it effectively controls through contractual agreements, under the equity method of accounting as prescribed in ASC 323-10, “Investments-Equity Method and Joint Ventures: Overall”. Such investments are presented on the condensed balance sheets as “Investment in subsidiaries and PRC Domestic Entities” and the subsidiaries and PRC Domestic Entities’ profit or loss as “Equity in profits or losses of subsidiaries and PRC Domestic Entities” on the condensed statements of comprehensive income. The parent company only condensed financial information should be read in conjunction with the Company’s consolidated financial statements.

Summary Of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Basis of Presentation

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles (“U.S. GAAP”).

These consolidated financial statements have been prepared on the basis that the Company will continue as a going concern.

The Company’s working capital deficiency as of December 31, 2012 was US$273,358. This was primarily caused by bank borrowings of US$270,670 being classified as current liabilities as they are repayable on demand, whilst cash deposits of US$296,023 that were pledged with the financial institutions being classified as non-current assets as they have terms of more than one year. As such, continued operation of the Company is dependent upon the Company’s ability to raise additional capital, obtain financing or to improve future operations. The Company believes that the following factor would provide sufficient liquidity to finance the Company’s anticipated working capital and capital expenditure requirements for the next twelve months.

•

The Company obtained written confirmations from the respective banks that the cash deposits pledged for the bank borrowings will be released at any time the loans are required to be settled by the Company; and

•	The Company’s continuous net cash inflows from operating activities.

Based on the above considerations, management is of the opinion that the Company has sufficient funds to meet its working capital requirements and debt obligations in the next twelve months. As a result, management believes it is appropriate to prepare these consolidated financial statements on the basis that the Company will continue as a going concern and thus these consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded assets or the amounts and classification of liabilities that might have been necessary should the Company not be able to continue in existence as a going concern.

Use of Estimate

Use of Estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the balance sheet dates and the reported amounts of revenues and expenses during the reporting periods. Significant estimates and assumptions reflected in the Group’s financial statements include, but are not limited to, revenue recognition, allowance for doubtful accounts, useful lives of property and equipment, realization of deferred tax assets, impairment of long-lived assets, share-based compensation expense, fair value of the trading and available-for-sale securities and uncertain income tax positions. Changes in facts and circumstances may result in revised estimates. Actual results could materially differ from those estimates.

Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and the PRC Domestic Entities in which the Company, through its WOFEs, has a controlling financial interest. A controlling financial interest is typically determined when the Company holds a majority of the voting equity interest in an entity. However, if the Company, through its WOFEs, demonstrates its ability to control the PRC Domestic Entities through the WOFEs’ rights to all the residual benefits of the PRC Domestic Entities and the WOFEs’ obligation to fund losses of the PRC Domestic Entities, then the entity is included in the consolidated financial statements. All significant intercompany balances and transactions between the Company, its subsidiaries and the PRC Domestic Entities have been eliminated in consolidation.

On February 8, 2012, the Company disposed its 90% equity interest in Beijing SouFun Information Consultancy Co., Ltd. (“Beijing Information”) to an unrelated party for nil consideration. Beijing Information was dormant at the time of disposal. Since the Company transferred all of Beijing Information’s assets and liabilities to another subsidiary prior to the disposal, Beijing Information did not meet the definition of a discontinued operation under ASC 205, “Presentation of Financial Statements—Discontinued Operation”, as Beijing Information’s operations and cash flows have not been eliminated from the ongoing operations of the Group.

Immediately upon the completion of the disposal, Beijing Information was deconsolidated from the Group. As there was no difference between the fair value of consideration received for the disposal and the carrying amounts of the assets and liabilities, no gain or loss was recognized in the Company’s consolidated statements of comprehensive income for the year ended December 31, 2012.

Changes in Presentation of Comparative Information

Changes in Presentation of Comparative Information

Beginning January 1, 2012, the Company reclassified revenue from SouFun membership services, which represent arrangements with real estate developers in which the Company charges its customers Renminbi (“RMB”) 5,000.00 to RMB 20,000.00 in order for them to purchase specified properties from the real estate developers at a discount greater than the face value of the fees charged by the Company, from “Other value-added services” to “E-commerce services” in its consolidated statements of comprehensive income. The reclassification provides better operating information and is in line with the current development of the Group’s business. The change in presentation has been applied retrospectively to all periods presented.

In addition, certain comparative amounts have been reclassified to conform with the current year’s presentation.

Foreign Currency Transactions and Translations Policy

Foreign Currency Translation and Transactions

The functional currency of the Company and its overseas subsidiaries outside of the PRC is the United States dollar (“US$”). The Company’s PRC subsidiaries and PRC Domestic Entities determine their functional currency to be the Chinese Renminbi (“RMB”) based on the criteria of ASC 830-10, “Foreign Currency Matters: Overall”. The Company uses US$ as its reporting currency. The Company uses the monthly average exchange rate for the year and the exchange rate at the balance sheet date to translate the operating results and financial position, respectively. Translation differences are recorded in accumulated other comprehensive income, a component of shareholders’ equity.

Transactions denominated in foreign currencies are remeasured into the functional currency at the exchange rates prevailing on the transaction dates. Foreign currency denominated financial assets and liabilities are remeasured at the exchange rates prevailing at the balance sheet date. Exchange gains and losses are included in the consolidated statements of comprehensive income.

The assets and liabilities of the Company’s PRC subsidiaries and PRC Domestic Entities are translated into US$ at the exchange rates prevailing at the balance sheet date. The consolidated statements of comprehensive income of these entities are translated into US$ at the weighted average exchange rates for the year. The resulting translation gains (losses) are recorded in accumulated other comprehensive income as a component of shareholders’ equity.

For the purpose of the consolidated statements of cash flows, cash flows of the Company’s PRC subsidiaries and PRC Domestic Entities are translated into US$ at the exchange rates prevailing on the dates of the cash flows. Frequently recurring cash flows of these entities which arise throughout the year are translated into US$ at the weighted average exchange rates for the year.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents represent cash on hand and demand deposits placed with banks or other financial institutions with original maturity of 90 days or less at the date of purchase which are unrestricted as to withdrawal and use. In addition, all highly liquid investments with original stated maturity of 90 days or less are classified as cash equivalents.

Restricted Cash	Restricted Cash Restricted cash represents cash pledged to the financial institutions as collateral for the Company’s bank loans (Note 12).
Short-term Investments

Short-term Investments

All highly liquid investments with original maturities of greater than 90 days but less than 365 days are classified as short-term investments which are stated at their approximate fair value. The Company accounts for its investments in accordance with ASC 320-10, “Investments-Debt and Equity Securities: Overall”. The Company classifies the short-term investments in debt and equity securities as “held-to-maturity”, “trading” or “available-for-sale”, whose classification determines the respective accounting methods stipulated by ASC 320-10. Dividend and interest income, including amortization of the premium and discount arising at acquisition, for all categories of investments in securities are included in earnings. Any realized gains or losses on the sale of the short-term investments are determined on a specific identification method, and such gains and losses are reflected in the consolidated statements of comprehensive income.

The securities that the Company has positive intent and ability to hold to maturity are classified as held-to-maturity securities and stated at amortized cost. For individual securities classified as held-to-maturity securities, the Company evaluates whether a decline in fair value below the amortized cost basis is other-than-temporary in accordance with the Company’s policy and ASC 320-10. If the Company concludes that it does not intend or is not required to sell an impaired debt security before the recovery of its amortized cost basis, the impairment is considered temporary and the held-to-maturity securities continue to be recognized at the amortized costs. When the Company intends to sell an impaired debt security or it is more likely than not that it will be required to sell prior to recovery of its amortized cost basis, an other-than-temporary impairment is deemed to have occurred. In these instances, the other-than-temporary impairment loss is recognized in the consolidated statements of comprehensive income equal to the entire excess of the debt security’s amortized cost basis over its fair value at the balance sheet date of the reporting period for which the assessment is made.

The securities that are bought and held principally for the purpose of selling them in the near term are classified as trading securities. Unrealized holding gains and losses for trading securities are included in earnings.

Investments not classified as trading or as held-to-maturity are classified as available-for-sale securities. Available-for-sale investment is reported at fair value, with unrealized gains and losses recorded in accumulated other comprehensive income in shareholders’ equity. Realized gains or losses are charged to earnings during the period in which the gain or loss is realized. An impairment loss on the available-for-sale debt securities is recognized in the consolidated statements of comprehensive income when the decline in value is determined to be other-than-temporary. Impairment loss of nil, US$4,343 and US$14 was recognized for the years ended December 31, 2010, 2011 and 2012, respectively.

Accounts Receivable and Allowance for Doubtful Accounts

Accounts Receivable and Allowance for Doubtful Accounts

The Company considers many factors in assessing the collectability of its receivables, such as, the age of the amounts due, the customer’s payment history and credit-worthiness. An allowance for doubtful accounts is recorded in the period in which a loss is determined to be probable. Accounts receivable balances are written off after all collection efforts have been exhausted.

Funds Receivable

Funds Receivable

Funds receivable represents cash from SouFun membership services due from a third-party payment service provider for clearing transactions. The Company carefully considers and monitors the credit worthiness of the third-party payment service provider used.

An allowance for doubtful accounts is recorded in the period in which a loss is determined to be probable. Receivable balances are written off after all collection efforts have been exhausted. As of December 31, 2012, no allowance for doubtful accounts was provided for the funds receivable.

Finance, Loans and Leases Receivable, Policy

Loans Receivable

Loans receivable represents temporary funding provided by the Group to third parties. Interest income is included in the statements of comprehensive income when earned. As of December 31, 2012, all loans receivable had been fully collected.

Property and Equipment, Net

Property and Equipment, Net

Property and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated Useful Life	Estimated Residual Value

Office equipment	5 years	5-10%
Motor vehicles	5 years	5%
Leasehold improvement	shorter of lease term or economic lives	—
Buildings	12 -28 years	—

Land is stated at cost and is not depreciated.

Repair and maintenance costs are charged to expense as incurred, whereas the cost of renewals and betterments that extend the useful lives of property and equipment are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the cost and accumulated depreciation from the asset and accumulated depreciation accounts with any resulting gain or loss reflected in the consolidated statements of comprehensive income.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

The Company evaluates its long-lived assets or asset group with finite lives for impairment whenever events or changes in circumstances, such as a significant adverse change to market conditions that will impact the future use of the assets, indicate that the carrying amount of a group of long-lived assets may not be fully recoverable. When these events occur, the Company evaluates the impairment by comparing the carrying amount of the assets to future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Company recognizes an impairment loss based on the excess of the carrying amount of the asset group over its fair value. No impairment charge was recognized for any of the years presented.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

Financial instruments of the Group primarily include cash and cash equivalents, restricted cash, accounts receivable, funds receivable, loans receivable, amounts due from a related party, short-term investments, including fixed-rate time deposits and available-for-sale security, short-term loans and long-term loans. As of December 31, 2011 and 2012, the carrying values of these financial instruments, other than the available-for-sale security and long-term loans, approximated their fair values due to the short-term maturity of these instruments. The available-for-sale security was recorded at fair value at each reporting date. The carrying value of the long-term loans approximates their fair value, as they bear interest at rates determined based on the prevailing interest rates in the market.

The Company applies ASC 820-10, “Fair Value Measurements and Disclosures: Overall”, in measuring fair value. ASC 820-10 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

ASC 820-10 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1— Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2— Include other inputs that are directly or indirectly observable in the marketplace.

Level 3— Unobservable inputs which are supported by little or no market activity.

ASC 820-10 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

The Company measures its available-for-sale security at fair value using quoted prices from the active market.

Assets measured at fair value on a recurring basis as of December 31, 2011 and 2012 are summarized below:

	Fair Value Measurement at December 31, 2012
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Fair Value at December 31, 2012
	US$	US$	US$	US$

Available-for-sale security	1,386	—	—	1,386

	Fair Value Measurement at December 31, 2011
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Fair Value at December 31, 2011
	US$	US$	US$	US$

Available-for-sale security	657	—	—	657

Revenue Recognition

Revenue Recognition

Revenues are derived from online marketing services, e-commerce services, listing services and other value-added services and products. Revenue for each type of service and product sales is recognized only when the following criteria are met: a) persuasive evidence of an arrangement exists; b) price is fixed or determinable; c) delivery of services has occurred; and d) collectability is reasonably assured.

Marketing Services

The Group offers marketing services on the Group’s websites, primarily presented as banner advertisements, floating links, logos and other media insertions (“forms of services”). These services are offered to real estate developers and providers of products and services for home decoration and improvement. Marketing services allow advertisers to place advertisements on particular areas of the Group’s websites, in particular formats and over particular periods of time. Written contracts, containing all significant terms, signed by the Group and its customers provide persuasive evidence of the arrangement. The contracts do not contain any specific performance, cancellation, termination or refund provisions.

The service fee is negotiated between the customer and the Group but once a price is agreed to and the written contract is signed by both parties, the price is fixed and not subject to change. The service fee is due and payable in installments over the service period. Historically, the service fee has varied widely for marketing services and such variation in prices exists even when the same forms of services is provided in the same location of the Group’s websites and for the same service duration. The marketing services typically last from several days to one year. Delivery of the service occurs upon displaying the agreed forms of services on the Group’s websites over the specified service period. The Group performs credit assessments on its customers prior to signing the written contract to ensure collectability is reasonably assured. Revenue is recognized ratably over the contract period, as there is persuasive evidence of an arrangement, the fee is fixed or determinable and collection is reasonably assured, as prescribed by ASC 605-10, “Revenue Recognition: Overall”.

For certain arrangements, the Group provides marketing services that contain multiple deliverables, that is, different forms of services to be delivered over different periods of time. Starting from January 1, 2011, the Group adopted Accounting Standards Update (“ASU”) No. 2009-13 (“ASU 2009-13”), “Multiple-Deliverable Revenue Arrangements”. The Group adopted this guidance on a prospective basis applicable for transactions originating or materially modified after the date of adoption. This guidance changed the criteria for separating units of accounting in multiple-element arrangements and the way in which an entity is required to allocate the revenue to these units of accounting.

Prior to the adoption of ASU 2009-13, as the Company sold its marketing services over a broad price range, there was a lack of objective and reliable evidence of fair value for each deliverable included in the arrangement. Accordingly, a combined unit of accounting was used pursuant to ASC 605-25, “Revenue Recognition—Multiple-Element Arrangements”, whereby revenue was recognized ratably over the performance period of the last deliverable in the arrangement. Revenue from marketing services of US$235,860 would have been recognized in 2011 if those arrangements entered into or materially modified after the adoption of ASU 2009-13 were still being recognized on a straight-line basis over the performance period of the last deliverable.

Subsequent to the adoption of ASU 2009-13, the Company accounts for each deliverable in the arrangement as separate unit of accounting. Revenue is allocated to each unit of accounting on a relative fair value basis based on a selling price hierarchy and is recognized ratably over the duration of the service period. The selling price for a deliverable is based in its vendor-specific objective evidence (“VSOE”) if available, third party evidence (“TPE”) if VSOE is not available, or best estimate of selling price (“BESP”) if neither VSOE nor TPE is available. The total arrangement consideration is allocated to each unit of accounting based on its relative selling price which is determined based on the Company’s BESP for that deliverable because neither VSOE nor TPE exist. In determining its BESP for each deliverable, the Company considered its overall pricing model and objectives, as well as market or competitive conditions that may impact the price at which the Company would transact if the deliverable were sold regularly on a standalone basis. The Company monitors the conditions that affect its determination of selling price for each deliverable and reassesses such estimates periodically. For the contracts entered into prior to December 31, 2010 without material modification in 2011, the Company continued to recognize revenue on a straight-line basis over the performance period of the last deliverable.

The Company updated the BESP for each deliverable during the year ended December 31, 2012. In accordance with ASC 250, “Accounting Changes and Error Corrections”, changes in the determination of the BESP are considered a change in accounting estimate and are accounted for on a prospective basis. The effect of changes in the BESP on the allocation of arrangement consideration was insignificant.

E-Commerce Services

E-commerce service revenue consists of revenue derived from:

1) SouFun membership services

Commencing in 2011, the Company enters into arrangements with real estate developers, pursuant to which the Company charges its customers RMB5,000.00 to RMB20,000.00 in order for them to purchase specified properties from the real estate developers at a discount significantly greater than the face value of the fees charged by the Company. The discount is either a fixed amount off or a fixed percentage to the price of the specified property. The fees paid by the customers to the Company are refundable before a purchase of the specified properties at a discount is made by the customers. Revenue is recognized by the Company when cash consideration of the fees is received and the discount has been applied by the customers to pay for the purchase price of the specified properties. Cash received in advance of the purchase of specified properties is recorded as customers’ refundable fees.

2) Online marketplace platform

Commencing in 2011, the Company operates (i) an online marketplace platform which enables third-party merchants to sell home furnishing products to customers online and (ii) an online payment platform which enable third-party merchants to transact with customers online. The Company earns a commission, which ranges from 5% to 15% of the sales transaction amount, from the third-party merchants when a transaction is completed.

When a customer places his or her order for home furnishing products with a third-party merchant through the Company’s marketplace platform, the sales price and the shipping charge for the sale transaction are confirmed. Delivery of goods to a consumer will be processed by the third-party merchant after payment is made through the Company’s online payment platform. The sales transaction is completed and the Company recognizes the commission earned as e-commerce services revenue upon confirmation of receipt of the home furnishing products by the consumer and remittance of the net payment to the third-party merchant through the Company’s marketplace and online payment platforms.

Listing Services

Listing service revenue consists of revenues derived from both basic listing services and special listing services.

The Group’s basic and special listing services are provided to agents, brokers, property developers, property owners, property managers and others seeking to sell or rent new or secondary residential and commercial properties.

1) Basic listing services

Basic listing services entitle customers to post and make changes to information for properties, home furnishings and other related products and services in a particular area on the website for a specified period of time, which typically range from one to 36 months, in exchange for a fixed fee. Written contracts, containing all significant terms, signed by the Group and its customers provide persuasive evidence of the arrangement. The amount of fee to be paid is not subject to change once the contract has been signed. The contracts do not contain any specific performance, cancellation, termination or refund provisions. Delivery of services occurs by making access to the websites available for posting by the customers over the specified listing period. The Group performs credit assessments of its customers prior to signing the written contract to ensure collectability is reasonably assured. In accordance with ASC 605-25, revenue is recognized ratably over the duration of the service period as the basic listing services are being delivered.

2) Special listing services

Special listing services are multiple element arrangements comprising website listing services and other coordination of promotional themed events (“Offline Services”), such as physical forum discussion or a banquet gathering, each with the special listing as the theme, where the Group’s customers promote their products or services to a live audience. The Offline Services do not have standalone value and are always sold with special listing services. Written contracts, containing all significant terms, signed by the Group and its customers provide persuasive evidence of the arrangement. The amount of fee to be paid is not subject to change once the contract has been signed. The contracts do not contain any specific performance, cancellation, termination or refund provisions. Delivery of services occurs by making access to the websites available for posting by the customers over the specified listing period and upon completion of the Offline Services. The Group performs credit assessments of its customers prior to signing the written contract to ensure collectability is reasonably assured.

As the Offline Services do not have standalone value, a combined unit of accounting is used pursuant to ASC 605-25, whereby revenue is recognized upon delivery of the final deliverable, which is recognized ratably over the duration of the special listing service period.

Other Value-added Services and Products

Commencing in 2009, the Group provided marketing services to home decoration vendors in exchange for prepaid cards issued by the vendors. The significant terms of these transactions are stated in written contracts which are signed by the Group and the customers. The prepaid cards contain monetary values of varying denomination from RMB20.00 to RMB2,000.00 that can be used to purchase certain products from the vendors’ specified stores. The prepaid cards are not redeemable for cash from the vendors. The Group sells the prepaid cards, typically at a discount to their stated monetary value, to external parties. The exchange of marketing services for prepaid cards is accounted for in accordance with ASC 845, “Nonmonetary Transactions”. In accordance with ASC 845-10-30, the nonmonetary transaction is measured based on fair value of the assets (or services) involved. The fair value of the services to be provided is not determinable within a reasonable range because the service fees received have historically varied widely. The fair value of the prepaid cards is determinable by reference to the historical cash proceeds received upon the sale of such cards to customers. The Company reassesses its fair value estimate periodically to reflect changes experienced in the selling prices of the prepaid cards. Service revenue from this exchange is measured based on the fair value of the prepaid cards received and is recognized in accordance with the revenue model stated above in “Marketing services”. Revenue from sales of prepaid cards is recognized when the prepaid cards are delivered to the customers and cash is received. The Group ceased the sale of other value-added products in 2011.

The Company generates revenues from other value-added services including subscription services for access to the Company’s information database and consulting services for customized and industry-related research reports and indices. Revenues derived from subscription services for access to the Company’s information database are recognized ratably over the subscription period. Revenues derived from consulting services for customized and industry-related research reports and indices are recognized when the relevant services are completed.

The Company’s business is subject to BT, VAT, surcharges or cultural construction fees levied on advertising-related sales in China. In accordance with ASC 605-45, “Revenue Recognition—Principal Agent Considerations”, all such BT, VAT, surcharges and cultural construction fees are presented as cost of revenues in the consolidated statements of comprehensive income. BT, VAT and related surcharges and cultural construction fees for the years ended December 31, 2010, 2011 and 2012 were US$17,103, US$21,118 and US$28,901, respectively.

All service fees and prepaid cards received in advance of the provision of services are initially recorded as deferred revenue and subsequently recognized as revenue when the related services are performed by the Company.

Cost of Revenues

Cost of Revenues

Cost of revenues consists of employee costs, BT, VAT and surcharges, server and bandwidth leasing fees and other direct costs incurred in providing the related services and sales of products. These costs are expensed when incurred.

In addition, cost of revenues includes the 5% BT or 6% of VAT for the technology consultancy service fees charged by the WOFEs to the PRC Domestic Entities.

Advertising Expenditure

Advertising Expenditure

Advertising costs are expensed when incurred and are included in selling expenses in the consolidated statements of comprehensive income. For the years ended December 31, 2010, 2011 and 2012, the advertising expenses were US$3,666, US$5,130 and US$6,525, respectively.

Leases

Leases

Leases are classified at the inception date as either a capital lease or an operating lease. A lease is a capital lease if any of the following conditions exists: a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the property’s estimated remaining economic life or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date. A capital lease is accounted for as if there was an acquisition of an asset and an incurrence of an obligation at the inception of the lease. All other leases are accounted for as operating leases wherein rental payments are expensed as incurred. The Company had no capital leases for any of the years presented.

Income Taxes

Income Taxes

The Group follows the liability method of accounting for income taxes, whereby deferred tax assets and liabilities are recognized based on the future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, and attributable to operating loss and tax credit carryforwards, if any. The Company reduces the carrying amounts of deferred tax assets by a valuation allowance, if based on the available evidence, it is “more-likely-than-not” that such assets will not be realized. Accordingly, the need to establish valuation allowances for deferred tax assets is assessed at each reporting period based on a “more-likely-than-not” realization threshold. This assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, forecasts of futures profitability, the duration of statutory carryforward periods, the Company’s experience with operating loss and tax credit carryforwards, if any, not expiring.

The Company applies ASC 740-10, “Income taxes: Overall”, to account for uncertainties in income taxes. Interest and penalties arising from underpayment of income taxes are computed in accordance with the related PRC tax law. The amount of interest expense is computed by applying the applicable statutory rate of interest to the difference between the tax position recognized and the amount previously taken or expected to be taken in a tax return. Interest and penalties recognized in accordance with ASC 740-10 are classified in the consolidated statements of comprehensive income as income tax expense.

In accordance with the provisions of ASC 740-10, the Company recognizes in its financial statements the impact of a tax position if a tax return position or future tax position is “more-likely-than-not” to prevail based on the facts and technical merits of the position. Tax positions that meet the “more-likely-than-not” recognition threshold are measured at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement.

The Group’s estimated liability for unrecognized tax benefits, which is included in “accrued expenses and other liabilities”, is periodically assessed for adequacy and may be affected by changing interpretations of laws, rulings by tax authorities, changes and/or developments with respect to tax audits, and expiration of the statutes of limitation. The outcome for a particular audit cannot be determined with certainty prior to the conclusion of the audit and, in some cases, appeal or litigation process. The actual benefits ultimately realized may differ from the Company’s estimates. As each audit is concluded, adjustments, if any, are recorded in the Company’s financial statements. Additionally, in future periods, changes in facts, circumstances, and new information may require the Company to adjust the recognition and measurement estimates with regard to individual tax positions. Changes in recognition and measurement estimates are recognized in the period in which the changes occur.

Share-based Compensation

Share-based Compensation

The Company’s employees and directors participate in the Company’s share-based award incentive plan which is more fully discussed in Note 18. The Company applies ASC 718, “Compensation-Stock Compensation”, to account for its employee share-based payments. There have been no share-based payments made to non-employees for any of the years presented.

In accordance with ASC 718, the Company determines whether a share option should be classified and accounted for as a liability award or an equity award. All grants of share-based awards to employees classified as equity awards are recognized in the financial statements based on their grant date fair values which are calculated using an option pricing model. All grants of share-based awards to employees and directors classified as liabilities are remeasured at the end of each reporting period with an adjustment for fair value recorded to the current period expense in order to properly reflect the cumulative expense based on the current fair value of the vested rewards over the vesting periods. The Company has elected to recognize compensation expense using the straight-line method for all employee equity awards granted with graded vesting based on service conditions, which were not subject to performance vesting conditions.

Meanwhile, the Company uses the accelerated attribution method for equity awards with performance conditions on a tranche-by-tranche basis based on the probable outcome of the performance conditions. To the extent the required vesting conditions are not met resulting in the forfeiture of the share-based awards, previously recognized compensation expense relating to those awards is reversed. ASC 718-10 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from initial estimates. Share-based compensation expense was recorded net of estimated forfeitures such that expense was recorded only for those share-based awards that are expected to vest.

Earnings per Share

Earnings per Share

The Company computes earnings per Class A and Class B ordinary shares in accordance with ASC 260, “Earnings Per Share”, using the two class method. Under the provisions of ASC 260, basic net income per share is computed using the weighted average number of ordinary shares outstanding during the period except that it does not include unvested ordinary shares subject to repurchase or cancellation. Diluted net income per share is computed using the weighted average number of ordinary shares and, if dilutive, potential ordinary shares outstanding during the period. Potentially dilutive securities have been excluded from the computation of diluted net income per share if their inclusion is anti-dilutive. Potential ordinary shares consist of the incremental ordinary shares issuable upon the exercise of stock options, restricted shares subject to forfeiture, and contracts that may be settled in the Company’s stock or cash. The dilutive effect of outstanding stock options and restricted shares is reflected in diluted earnings per share by application of the treasury stock method. The computation of the diluted net income per share of Class A ordinary shares assumes the conversion of Class B ordinary shares, while the diluted net income per share of Class B ordinary shares does not assume the conversion of those shares.

The liquidation and dividend rights of the holders of the Company’s Class A and Class B ordinary shares are identical, except with respect to voting. As a result, and in accordance with ASC 260, the undistributed earnings for each year are allocated based on the contractual participation rights of the Class A and Class B ordinary shares as if the earnings for the year had been distributed. As the liquidation and dividend rights are identical, the undistributed earnings are allocated on a proportionate basis. Further, as the conversion of Class B ordinary shares is assumed in the computation of the diluted net income per share of Class A ordinary shares, the undistributed earnings are equal to net income for that computation. For the purposes of calculating the Company’s basic and diluted earnings per Class A and Class B ordinary shares, the ordinary shares relating to the options that were exercised are assumed to have been outstanding from the date of exercise of such options.

Comprehensive Income

Comprehensive Income

Comprehensive income is defined as the change in equity of a company during a period from transactions and other events and circumstances excluding transactions resulting from investments from owners and distributions to owners. Accumulated other comprehensive income, as presented on our consolidated balance sheets, includes the cumulative foreign currency translation adjustments and unrealized (loss) gain on available-for-sale security.

Commitments and Contingencies, Policy

Contingencies

The Company records accruals for certain of its outstanding legal proceedings or claims when it is probable that a liability will be incurred and the amount of loss can be reasonably estimated. The Company evaluates, on a quarterly basis, developments in legal proceedings or claims that could affect the amount of any accrual, as well as any developments that would make a loss contingency both probable and reasonably estimable. The Company discloses the amount of the accrual if it is material.

When a loss contingency is not both probable and estimable, the Company does not record an accrued liability but discloses the nature and the amount of the claim, if material. However, if the loss (or an additional loss in excess of the accrual) is at least reasonably possible, then the Company discloses an estimate of the loss or range of loss, if such estimate can be made and material, or states that such estimate is immaterial if it can be estimated but immaterial, or discloses that an estimate cannot be made. The assessments of whether a loss is probable or reasonably possible, and whether the loss or a range of loss is estimable, often involve complex judgments about future events. Management is often unable to estimate the loss or a range of loss, particularly where (i) the damages sought are indeterminate, (ii) the proceedings are in the early stages, or (iii) there is a lack of clear or consistent interpretation of laws specific to the industry-specific complaints among different jurisdictions. In such cases, there is considerable uncertainty regarding the timing or ultimate resolution of such matters, including eventual loss, fine, penalty or business impact, if any.

Adoption of New Accounting Standard

Recent Accounting Pronouncement

In February 2013, the Financial Accounting Standards Board (“FASB”) issued ASU 2013-02, “Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income”. The amendments do not change the current requirements for reporting net income or other comprehensive income in financial statements. However, the amendments require an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. For public entities, the amendments are effective prospectively for reporting periods beginning after December 15, 2012. The Company does not expect the adoption of ASU 2013-2 will have a significant effect on its consolidated financial statements.

Organization and Basis of Presentation (Tables)	12 Months Ended
Dec. 31, 2012
Details of Subsidiaries and PRC Domestic Entities

Details of the Company’s subsidiaries, PRC Domestic Entities and the PRC Domestic Entities’ subsidiaries as of December 31, 2012 are as follows:

Company	Date of Establishment	Place of Establishment	Percentage of Ownership by the Company	Principal Activities

Selovo Investments Limited (“Selovo”)	August 10, 2007	British Virgin Islands (“BVI”)	100%	Investment holding

Pendiary Investments Limited (“Pendiary”)	August 16, 2007	BVI	100%	Investment holding

China Index Academy Limited (formerly known as “Max Impact”)	October 26, 2007	Hong Kong	100%	Investment holding

Bravo Work Investments Llimited (“Bravo Work”)	October 29, 2007	Hong Kong	100%	Investment holding

SouFun International Limited (formerly known as “China Index”)	August 7, 2000	Hong Kong	100%	Investment holding

China Home Holdings Limited (“China Home”)	April 16, 2010	Cayman Islands	100%	Investment holding

China Home Holdings (BVI) Limited (“China Home(BVI)”)	April 16, 2010	BVI	100%	Investment holding

China Home Holdings (HK) Limited (“China Home(HK)”)	May 12, 2010	Hong Kong	100%	Investment holding

China Real Estate Agent University (“China Real Estate”)	May 12, 2010	Hong Kong	100%	Investment holding

Wall Street Index Research Center LLC (“Wall Street”)	November 1, 2011	New York	100%	Investment holding

China Property Holdings Limited (“China Property”)	April 26, 2011	Cayman Islands	100%	Investment holding

China Property Holdings (BVI) Limited (“China Property(BVI)”)	April 26, 2011	BVI	100%	Investment holding

Hong Kong Property Network Limited (“HK Property”)	May 19, 2011	Hong Kong	100%	Investment holding

Best Scholar Holdings Limited (“Best Scholar”)	July 1, 2011	BVI	100%	Investment holding

Best Scholar Holdings (Delaware) Limited (“Best Scholar (Delaware)”)	March 3, 2011	Delaware	100%	Investment holding

Best Work Holdings (New York) LLC (“Best Work”)	March 14, 2011	New York	100%	Investment holding

Sou You Tian Xia Holdings Limited (“Sou You Tian Xia”)	August 31, 2011	Cayman Islands	100%	Investment holding

Sou You Tian Xia Holdings (BVI) Limited (“Sou You Tian Xia (BVI)”)	August 31, 2011	BVI	100%	Investment holding

Sou You Tian Xia Holdings (HK) Limited (“Sou You Tian Xia (HK)”)	September 28, 2011	Hong Kong	100%	Investment holding

Beijing Tuo Shi Huan Yu Network Technology Co.,Ltd. (“BeijingTuoShi”)	March1,2011	PRC	100%	Provision of technology and information consultancy services
Beijing Jia Shang Li Nian Network Technology Co., Ltd. (“Beijing Jia Shang”)	June 9, 2011	PRC	100%	Provision of technology and information consultancy services
Beijing Sou You Tian Xia Network Technology Co., Ltd. (“Beijing Sou You Tian Xia”)	May 24, 2012	PRC	100%	Provision of technology and information consultancy services
Beijing Hua Ju Tian Xia Network Technology Co., Ltd. (“Beijing Hua Ju Tian Xia”)	July 25, 2012	PRC	100%	Provision of technology and information consultancy services
Beijing Li Man Wan Jia Network Technology Co., Ltd. (“Beijing Li Man Wan Jia”)	July 25, 2012	PRC	100%	Provision of technology and information consultancy services
Beijing Hong An Tu Sheng Network Technology Co., Ltd. (“Beijing Hong An”)	January 1, 2011	PRC	100%	Provision of technology and information consultancy services
Shanghai SouFun Information Co., Ltd. (“SouFun Shanghai”)	May 31, 2000	PRC	100%	Provision of technology and information consultancy services
SouFun Information (Shenzhen) Co., Ltd. (“SouFun Shenzhen”)	June 23, 2000	PRC	100%	Provision of technology and information consultancy services
SouFun Information (Tianjin) Co., Ltd. (“SouFun Tianjin”)	March 2, 2001	PRC	100%	Provision of technology and information consultancy services
Tianjin SouFun Network Technology Co., Ltd. (“Tianjin SouFun Network”)	March 1, 2012	PRC	100%	Provision of technology and information consultancy services
SouFun Media Technology (Beijing) Co., Ltd. (“SouFun Media”)	November 28, 2002	PRC	100%	Provision of technology and information consultancy services

Beijing SouFun Network Technology Co., Ltd. (“SouFun Network”)	March 16, 2006	PRC	100%	Provision of technology and information consultancy services

Beijing Zhong Zhi Shi Zheng Information Technology Co. Ltd., (“Beijing Zhongzhi”)	June 5, 2007	PRC	100%	Provision of technology and information consultancy services
Beijing Zhong Zhi Xun Bo Information Technology Co. Ltd., (“Zhongzhi Xun Bo”)	January 6, 2012	PRC	100%	Provision of technology and information consultancy services

Beijing Jia Tian Xia Advertising Co., Ltd. (“Beijing Advertising”)	September 1, 2000	PRC	Nil	Provision of marketing services, listing services and e-commerce services

Beijing SouFun Internet Information Service Co., Ltd. (“Beijing Internet”)	December 17, 2003	PRC	Nil	Provision of marketing services and listing services

Beijing China Index Information Co., Ltd. (“Beijing China Index”)	November 8, 2004	PRC	Nil	Provision of other value-added services and products

Shanghai Jia Biao Tang Real Estate Broking Co., Ltd. (“Shanghai JBT Real Estate Broking”)	July 7, 2005	PRC	Nil	Provision of marketing services and listing services

Beijing SouFun Science and Technology Development Co., Ltd. (“Beijing Technology”)	March 14, 2006	PRC	Nil	Provision of marketing services and listing services

Shanghai China Index Consultancy Co., Ltd. (“Shanghai China Index”)	December 12, 2006	PRC	Nil	Provision of other value-added services and products

Shanghai SouFun Advertising Co., Ltd. (“Shanghai Advertising”)	December 12, 2006	PRC	Nil	Provision of marketing services and listing services

Beijing Century Jia Tian Xia Technology Development Co., Ltd. (“Beijing JTX Technology”)	December 21, 2006	PRC	Nil	Provision of marketing services and listing services

Tianjin Jia Tian Xia Advertising Co., Ltd. (“Tianjin JTX Advertising”)	November 22, 2007	PRC	Nil	Provision of marketing services and listing services
Beijing Li Tian Rong Ze Technology Development Co., Ltd. (“Beijing Li Tian Rong Ze”)	September 10, 2009	PRC	Nil	Provision of marketing services and listing services

Beijing Yi Ran Ju Ke Technology Development Co., Ltd. (“Beijing YiRanJuKe”)	September 10, 2011	PRC	Nil	Provision of marketing services and listing services

Beijing Li Tian Rong Ze Wan Jia Technology Development Co., Ltd. (“Beijing Li Tian Rong Ze Wan Jia”)	December 1, 2012	PRC	Nil	Provision of marketing services and listing services

Guangxi Overseas Talent Industrial Park Investment Co., Ltd. (“Guangxi Overseas Talent”)	December 1, 2012	PRC	Nil	Investment, management and operation of industrial park

Carrying Amount of Assets and Liabilities

The carrying amounts of the assets, liabilities and the results of operations of the PRC Domestic Entities and PRC Domestic Entities’ subsidiaries included in the Company’s consolidated balance sheets and statements of comprehensive income are as follows:

	As of December 31,
	2011	2012
	US$	US$
Total assets	341,826	467,851
Current	89,406	80,242
Non-current	252,420	387,609

Total liabilities	206,138	272,302
Current	206,138	272,302
Non-current	—	—

Net assets	135,688	195,549

Result of Operations

	For the Years Ended December 31,
	2010	2011	2012
	US$	US$	US$
Total revenues	129,448	121,349	157,859
Net income	58,978	35,457	58,898

Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Property and Equipment Estimated Useful Lives of Assets

Property and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated Useful Life	Estimated Residual Value

Office equipment	5 years	5-10%
Motor vehicles	5 years	5%
Leasehold improvement	shorter of lease term or economic lives	—
Buildings	12 -28 years	—

Assets Measeured Fair Value on a Recurring Basis

Assets measured at fair value on a recurring basis as of December 31, 2011 and 2012 are summarized below:

	Fair Value Measurement at December 31, 2012
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Fair Value at December 31, 2012
	US$	US$	US$	US$

Available-for-sale security	1,386	—	—	1,386

	Fair Value Measurement at December 31, 2011
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Fair Value at December 31, 2011
	US$	US$	US$	US$

Available-for-sale security	657	—	—	657

Short-Term Investments (Tables)	12 Months Ended
Dec. 31, 2012
Short-Term Investment	Short-term investments consist of the following:

	As of December 31,
	2011	2012
	US$	US$
Fixed-rate time deposits	7,935	25,455
Available-for-sale security
—Equity security	657	1,386

	8,592	26,841

Available-For-Sale Securities

The following is a summary of the available-for-sale security:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value (Net Carrying Amount)
	US$	US$	US$	US$
December 31, 2012
—Equity security in SYSWIN Inc	643	743	—	1,386

December 31, 2011
—Equity security in SYSWIN Inc	657	—	—	657

Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2012
Accounts Receivable

Accounts receivable and the related allowance for doubtful accounts are summarized as follows:

	As of December 31,
	2011	2012
	US$	US$

Accounts receivable	36,914	42,151
Allowance for doubtful accounts	(9,217)	(12,122)

Accounts receivable, net	27,697	30,029

Allowance For Doubtful Accounts

	For the Years Ended December 31,
	2010	2011	2012
	US$	US$	US$
Movement in allowance for doubtful accounts:
Balance at beginning of year	4,432	7,277	9,217
Additional provision charged to expenses	6,775	16,368	12,339
Write-offs	(4,093)	(14,795)	(9,460)
Foreign currency translation adjustments	163	367	26

Balance at end of year	7,277	9,217	12,122

Prepayments and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2012
Prepayments and Other Current Assets

Prepayments and other current assets consist of the following:

	As of December 31,
	2011	2012
	US$	US$

Prepaid expenses	2,564	4,548
Advance to employees	787	615
Rental and other deposits	409	291
Interests receivable	3,327	530
Receivable from a broker for exercise of employee stock options	1,890	2,718
Others	718	524

	9,695	9,226

Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2012
Property and equipment

Property and equipment consist of the following:

	As of December 31,
	2011	2012
	US$	US$

Buildings	23,330	37,657
Office equipment	12,969	12,789
Motor vehicles	1,280	1,935
Leasehold improvement	2,675	4,463
Land	37,421	37,421

Total	77,675	94,265
Less: Accumulated depreciation	(9,611)	(14,701)

	68,064	79,564

Other Non-Current Assets (Tables)	12 Months Ended
Dec. 31, 2012
Other non-current assets	Other non-current assets consist of the following:

	As of December 31,
	2011	2012
	US$	US$

Rental and other deposits	1,523	2,924
Interest receivable	—	10,483
Others	194	337

	1,717	13,744

Short-Term and Long-Term Loans (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Debt	Short-term and long-term loans as of December 31, 2011 and 2012 comprise:

	As of December 31,
	2011	2012
	US$	US$

Short-term loans	255,570	270,670

Long-term loans	—	80,750

Accrued Expenses and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Accrued Expenses and Other Liabilities

Accrued expenses and other liabilities consist of the following:

	As of December 31,
	2011	2012
	US$	US$

Payroll and welfare benefit	15,424	20,739
Other taxes and surcharges payable	17,700	31,553
Accrued unrecognized tax benefits and related interest and penalties (Note 17)	14,059	24,379
Amounts payable to employees	2,161	649
Amounts due to noncontrolling interests	—	5,728
Accrued rental expenses	—	755
Others	3,146	5,503

	52,490	89,306

Customers' Refundable Fees (Tables) (CustomersRefundableFeesMember)	12 Months Ended
Dec. 31, 2012
CustomersRefundableFeesMember
Roll-Forward of Customers' Refundable Fees

A roll-forward of customers’ refundable fees is as follows:

	As of December 31,
	2011	2012
	US$	US$
Balance at beginning of the year	—	12,412
Cash received from customers during the year	41,069	138,719
Revenue recognized in earnings during the year	(22,513)	(102,019)
Refunds paid during the year	(6,685)	(30,701)
Foreign currency translation adjustments	541	38

Balance at end of the year	12,412	18,449

Taxation (Tables)	12 Months Ended
Dec. 31, 2012
Income(Loss) Before Income Taxes	Income (loss) before income taxes consists of:

	For the Years Ended December 31,
	2010	2011	2012
	US$	US$	US$

PRC	88,423	162,421	228,919
Non-PRC	(7,053)	(18,207)	(21,210)

	81,370	144,214	207,709

Income Tax Expenses Benefits	Income tax expenses comprised:

	For the Years Ended December 31,
	2010	2011	2012
	US$	US$	US$

Current tax expense	15,621	14,937	31,038
Deferred tax expense	2,601	27,680	24,867

	18,222	42,617	55,905

Reconciliation Between Income Tax Expense and Amount Computed by Applying Satatutory Tax Rate

A reconciliation between the income tax expense (benefit) and the amount computed by applying the statutory tax rate to income before income taxes is as follows:

	For the Years Ended December 31,
	2010	2011	2012
	US$	US$	US$

Income before income taxes	81,370	144,214	207,709

Income tax at applicable tax rate of 25%	20,342	36,054	51,927
Effect of international tax rate differences	445	1,522	453
Non-deductible expenses	3,677	7,997	8,593
Effect of tax holiday	(11,790)	(27,582)	(33,077)
Effect of tax rate changes	4,359	(899)	(1,974)
Investment basis difference in the PRC Domestic Entities	863	5,207	10,046
Withholding tax	—	18,414	16,867
Change in valuation allowance	(357)	879	1,085
Unrecognized tax benefits	(170)	(499)	(419)
Changes in interest and penalties on unrecognized tax benefits	853	1,524	2,404

	18,222	42,617	55,905

Unrecognized Tax Benefits, Exclusive of Related Interest and Penalties

A roll-forward of unrecognized tax benefits, exclusive of related interest and penalties, is as follows:

	As of December 31,
	2010	2011	2012
	US$	US$	US$

Balance at beginning of year	13,657	5,853	7,439
Increase relating to current year tax positions	—	1,789	10,074
Decrease relating to settlements with tax authorities	(8,055)	—	—
Decrease relating to expiration of applicable statutes of limitation	(170)	(489)	(2,205)
Foreign currency translation adjustments	421	286	28

Balance at end of year	5,853	7,439	15,336

Aggregate Amount and Effect of Tax Holidays

The aggregate amount and per share effect of the tax holidays are as follows:

	For the Years Ended December 31,
	2010	2011	2012
	US$	US$	US$

The aggregate amount	(11,790)	(27,582)	(33,077)

The aggregate effect on basic and diluted earnings per share for Class A and Class B ordinary shares:
—Basic	0.16	0.36	0.43

—Diluted	0.15	0.34	0.40

Components of Deferred Taxes

The components of deferred taxes are as follows:

	For the Years Ended December 31,
	2011	2012
	US$	US$

Deferred tax assets, current portion
Accrued expenses	1,602	2,734

Total deferred tax assets, current portion	1,602	2,734

Deferred tax assets, non-current portion
Net operating losses	1,660	3,061
Less: valuation allowance	(253)	(1,338)

Total deferred tax assets, non-current portion, net	1,407	1,723

Deferred tax liabilities, current portion	—	—

Deferred tax liabilities, non-current portion
Investment basis in the PRC entities	(38,581)	(64,947)

Deferred tax liabilities, non-current portion	(38,581)	(64,947)

Share-Based Payments (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Equity Award Activity

A summary of the equity award activity under the 1999 Plan and 2010 Plan for the year ended December 31, 2012 is stated below:

Options Granted to Employees	Number of Shares (*)	Weighted- Average per Share Exercise Price		Weighted- Average Grant-date Fair Value per Share		Weighted Average Remaining Contractual Term (Years)	Aggregated Intrinsic Value

Outstanding, December 31, 2011	9,874,672	US$	7.21	US$	3.31	7.92	US$	73,010

Granted	2,074,400		13.07		4.29
Forfeited	(180,320)		10.77		5.04
Expired	(42,082)		8.08		2.85
Exercised	(2,199,817)		5.70		2.70		US$	42,458
Outstanding, December 31, 2012	9,526,853		8.76		3.64	7.72	US$	154,723

Vested and expected to vest at December 31, 2012	9,526,853		8.76		3.64	7.72	US$	154,723

Exercisable at December 31, 2012	5,330,891		6.37		2.79	7.03	US$	118,416

*	Included both Class A and Class B ordinary shares.

Assumptions Used to Estimate Fair Value

The following table presents the assumptions used to estimate the fair values of the share options granted in the years presented:

	2010	2011	2012

Risk-free interest rate	1.96%	—	1.5%-1.8%
Dividend yield	—	—	8.35% and 11.15%
Expected volatility range	50.86%	—	59.88%-61.64%
Weighted average expected life	6.35 years	—	8.15 years
Estimated forfeiture rate	3%	—	0%
Fair value of ordinary share	$6.92-$10.63	—	$4.10-$9.00
Suboptimal exercise factor	1.5	—	1.5-2.5

Share - Based Compensation Expense

Total share-based compensation expense of share-based awards granted to employees and directors is as follows:

	For the Years Ended December 31,
	2010	2011	2012
	US$	US$	US$

Cost of revenues	749	1,103	1,162
Selling expenses	1,035	1,506	1,626
General and administrative expenses	3,291	4,561	4,361

	5,075	7,170	7,149

Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2012
Related Parties
a)	Related Parties

Name of Related Parties	Relationship with the Group

Tianquan Vincent Mo	Executive chairman of the board of directors
Jiangong Dai	Chief executive officer of the Company
CNED Hengshui Zhong Cheng Wanyuan Home CO., Ltd. (“Hengshui”)	A company under the control of Tianquan Vincent Mo before December 20, 2011
Beijing Dong Fang Xi Mei Investment Consulting Co., Ltd. (“Dong Fang Xi Mei”)	A company under the control of Tianquan Vincent Mo before December 20, 2011
Wall Street Global Training Center, Inc.	A company under the control of Tianquan Vincent Mo and two other independent directors

Related Party Transactions
b)	The Group had the following related party transactions for the years ended December 31, 2010, 2011 and 2012:

	2010	2011	2012
	US$	US$	US$

Short-term interest-free loans to:
—Tianquan Vincent Mo	12	—	—
Repayment of interest-free loans by:
—Tianquan Vincent Mo	633	—	—
—Jiangong Dai	324	—	—
Repayment of short-term loan by:
—Hengshui	6,693	—	—
Interest on loan to:
—Hengshui	305	—	—
Commitment deposit paid to:
—Hengshui	7,342	—	—
—Dong Fang Xi Mei	2,197	—	—
Repayment of commitment deposit by:
—Hengshui	7,505	—	—
—Dong Fang Xi Mei	2,224	—	—
Marketing services provided to:
—Dong Fang Xi Mei	375	—	—
Advance received from:
—Hengshui	88	—	—
Training service fee incurred:
—Wall Street Global Training Center, Inc.	—	455	1,595
Office building leased from:
—Tianquan Vincent Mo	—	—	142

Related Party Balances
c)	The Group had the following related party balances as of December 31, 2011 and 2012:

	As of December 31,
	2011	2012
	US$	US$

Amounts due from related parties:
—Wall Street Global Training Center, Inc.	1,595	—

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Future Minimum Lease Payments under Non-Cancelable Operating Leases

As of December 31, 2012, the Company had future minimum lease payments under non-cancellable operating leases with initial terms in excess of one year as follows:

US$

2013	6,838
2014	4,516
2015	3,787
2016	3,409
2017 and thereafter	1,314

19,864

Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Basic and Diluted Earnings Per Share

Basic and diluted earnings per share for each of the years presented are calculated as follows:

	For the Years Ended December 31,
	2010		2011		2012
	US$	US$	US$	US$	US$	US$
	Class A	Class B	Class A	Class B	Class A	Class B
Earnings per share—basic:
Numerator:
Allocation of net income attributable to ordinary shareholders used in calculating income per ordinary share—basic	41,731	21,377	68,886	32,739	104,055	47,755
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic earnings per share	49,385,264	25,298,329	51,849,923	24,642,349	53,028,506	24,336,650

Denominator used for earnings per share	49,385,264	25,298,329	51,849,923	24,642,349	53,028,506	24,336,650
Earnings per share—basic	0.85	0.85	1.33	1.33	1.96	1.96

Earnings per share—diluted:
Numerator:
Allocation of net income attributable to ordinary shareholders used in calculating income per ordinary share—diluted	41,552	21,556	68,586	33,039	103,169	48,641

Reallocation of net income attributable to ordinary shareholders as a result of conversion of Class B to Class A shares	21,556	—	33,039	—	48,641	—
Net income attributable to ordinary shareholders	63,108	21,556	101,625	33,039	151,810	48,641
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic earnings per share	49,385,264	25,298,329	51,849,923	24,642,349	53,028,506	24,336,650
Conversion of Class B to Class A ordinary shares	25,298,329	—	24,642,349	—	24,336,650	—
Employee stock options	5,537,040	2,102,500	5,723,560	2,086,667	4,559,409	1,912,500

Denominator used for earnings per share	80,220,633	27,400,829	82,215,832	26,729,016	81,924,565	26,249,150
Earnings per share—diluted	0.79	0.79	1.24	1.24	1.85	1.85

Parent Company Only Condensed Financial Information (Tables)	12 Months Ended
Dec. 31, 2012
Condensed Balance Sheets

Condensed balance sheets

	As of December 31,
	2011	2012
	US$	US$
ASSETS

Current assets:
Cash and cash equivalents	46,092	10,416
Short-term investments	657	1,386
Prepayments and other current assets	1,898	2,719
Amounts due from a related party	1,595	—

Total current assets	50,242	14,521

Non-current assets:
Investment in subsidiaries, PRC Domestic Entities and the PRC Domestic Entities’ subsidiaries	320,710	482,428

Total assets	370,952	496,949

LIABILITIES AND SHAREHOLDERS’ EQUITY

Current liabilities:
Short-term loans	29,400	—
Accrued expenses and other liabilities	19	17
Dividend payable	51,969	—
Amounts due to subsidiaries and PRC Domestic Entities	197,656	310,053

Total liabilities	279,044	310,070

Commitments and contingencies

Shareholders’ equity:
Class A ordinary shares, par value HK$1 per share, 600,000,000 shares authorized for Class A and Class B in aggregate, and 53,813,918 shares and 56,013,735 shares issued and outstanding as at December 31, 2011 and 2012, respectively	6,908	7,192
Class B ordinary shares, par value HK$ 1 per share, 600,000,000 shares authorized for Class A and Class B in aggregate, and 24,336,650 shares and 24,336,650 shares issued and outstanding as at December 31, 2011 and 2012, respectively	3,124	3,124
Additional paid-in capital	49,838	69,637
Accumulated other comprehensive income	21,853	23,974
Retained earnings	10,185	82,952

Total shareholders’ equity	91,908	186,879

Total liabilities and shareholders’ equity	370,952	496,949

Condensed Statements of Comprehensive Income

Condensed statements of comprehensive income

	For the Year Ended December 31,
	2010	2011	2012
	US$	US$	US$

Revenues	—	—	—
Cost of revenues	—	—	—

Gross profit	—	—	—
General and administrative expenses	(1,127)	(1,764)	(49)

Operating loss	(1,127)	(1,764)	(49)
Equity in profits of subsidiaries and PRC Domestic Entities	64,715	107,732	151,649
Other-than-temporary impairment on available-for-sale security	—	(4,343)	(14)
Foreign exchange (loss) gain	(480)	—	224

Income before income taxes	63,108	101,625	151,810
Income tax expenses	—	—	—

Net income	63,108	101,625	151,810

Other comprehensive income, net of tax
Foreign currency translation adjustments	5,344	10,839	1,378
Unrealized (loss) gain on available-for-sale security	(721)	—	743
Reclassification adjustment for loss included in net income	—	721	—

Other comprehensive income, net of tax	4,623	11,560	2,121

Comprehensive income	67,731	113,185	153,931

Condensed Statements of Cash Flows

Condensed statements of cash flows

	2010	2011	2012
	US$	US$	US$

Net cash used in operating activities	(1,104)	(638)	(588)

Net cash used in investing activities	(12,760)	—	—

Net cash provided by (used in) financing activities	14,384	46,098	(35,088)

Net increase (decrease) in cash and cash equivalents	520	45,460	(35,676)
Cash and cash equivalents at beginning of year	112	632	46,092

Cash and cash equivalents at end of year	632	46,092	10,416

Details of Subsidiaries, PRC Domestic Entities and PRC Domestic Entities Subsidiaries (Detail)	Nov. 04, 2010	Dec. 31, 2012 Selovo Investments Limited ("Selovo")	Dec. 31, 2012 Pendiary Investments Limited ("Pendiary")	Dec. 31, 2012 China Index Academy Limited (formerly known as "Max Impact")	Dec. 31, 2012 Bravo Work Investments Limited ("Bravo Work")	Dec. 31, 2012 SouFun International Limited (formerly known as "China Index")	Dec. 31, 2012 China Home Holdings Limited ("China Home")	Dec. 31, 2012 China Home Holdings (BVI) Limited ("China Home (BVI)")	Dec. 31, 2012 China Home Holdings (HK) Limited ("China Home(HK)")	Dec. 31, 2012 China Real Estate Agent University ("China Real Estate")	Dec. 31, 2012 Wall Street Index Research Center LLC ("Wall Street")	Dec. 31, 2012 China Property Holdings Limited ("China Property")	Dec. 31, 2012 China Property Holdings (BVI) Limited ("China Property(BVI)")	Dec. 31, 2012 Hong Kong Property Network Limited ("HK Property")	Dec. 31, 2012 Best Scholar Holdings Limited ("Best Scholar")	Dec. 31, 2012 Best Scholar Holdings (Delaware) Limited ("Best Scholar (Delaware)")	Dec. 31, 2012 Best Work Holdings (New York) LLC ("Best Work")	Dec. 31, 2012 Sou You Tian Xia Holdings Limited ("Sou You Tian Xia")	Dec. 31, 2012 Sou You Tian Xia Holdings (BVI) Limited ("Sou You Tian Xia (BVI)")	Dec. 31, 2012 Sou You Tian Xia Holdings (HK) Limited ("Sou You Tian Xia (HK)")	Dec. 31, 2012 Beijing Tuo Shi Huan Yu Network Technology Co., Ltd. ("BeijingTuoShi)	Dec. 31, 2012 Beijing Jia Shang Li Nian Network Technology Co., Ltd ("Beijing Jia Shang")	Dec. 31, 2012 Beijing Sou You Tian Xia Network Technology Co., Ltd ("Beijing Sou You Tian Xia")	Dec. 31, 2012 Beijing Hua Ju Tian Xia Network Technology Co., Ltd ("Beijing Hua Ju Tian Xia")	Dec. 31, 2012 Beijing Li Man Wan Jia Network Technology Co., Ltd ("Beijing Li Man Wan Jia")	Dec. 31, 2012 Beijing Hong An Tu Sheng Network Technology Co., Ltd., ("Beijing Hong An")	Dec. 31, 2012 Shanghai SouFun Information Co., Ltd ("SouFun Shanghai")	Dec. 31, 2012 SouFun Information (Shenzhen) Co., Ltd ("SouFun Shenzhen")	Dec. 31, 2012 SouFun Information (Tianjin) Co Ltd ("SouFun Tianjin")	Dec. 31, 2012 Tianjin SouFun Network Technology Co., Ltd. ("Tianjin SouFun Network")	Dec. 31, 2012 SouFun Media Technology (Beijing) Co., Ltd. ("SouFun Media")	Dec. 31, 2012 Beijing SouFun Network Technology Co., Ltd. ("SouFun Network")	Dec. 31, 2012 Beijing Zhong Zhi Shi Zheng Information Technology Co. Ltd., ("Beijing Zhongzhi")	Dec. 31, 2012 Beijing Zhong Zhi Xun Bo Information Technology Co. Ltd., ("Zhongzhi Xun Bo")	Dec. 31, 2012 Beijing Jia Tian Xia Advertising Co., Ltd. ("Beijing Advertising")	Dec. 31, 2012 Beijing SouFun Internet Information Service Co., Ltd. ("Beijing Internet")	Dec. 31, 2012 Beijing China Index Information Co., Ltd. ("Beijing China Index")	Dec. 31, 2012 Shanghai Jia Biao Tang Advertising Co., Ltd. ("Shanghai JBT Advertising")	Dec. 31, 2012 Beijing SouFun Science and Technology Development Co., Ltd. ("Beijing Technology")	Dec. 31, 2012 Shanghai China Index Consultancy Co., Ltd. ("Shanghai China Index")	Dec. 31, 2012 Shanghai SouFun Advertising Co., Ltd. ("Shanghai Advertising")	Dec. 31, 2012 Beijing Century Jia Tian Xia Technology Development Co., Ltd. ("Beijing JTX Technology")	Dec. 31, 2012 Tianjin Jia Tian Xia Advertising Co., Ltd. ("Tianjin JTX Advertising")	Dec. 31, 2012 Beijing Li Tian Rong Ze Technology Development Co., Ltd., ("Beijing Li Tian Rong Ze")	Dec. 31, 2012 Beijing Yi Ran Ju Ke Technology Development Co., Ltd., ("Beijing YiRanJuKe")	Dec. 31, 2012 Beijing Li Tian Rong Ze Wan Jia Technology Development Co., Ltd., ("Beijing Li Tian Rong Ze Wan Jia")	Dec. 31, 2012 Guangxi Overseas Talent Industrial Park Investment Co. Ltd.
Summary of Investment Holdings [Line Items]
Date of Establishment		Aug 10, 2007	Aug 16, 2007	Oct 26, 2007	Oct 29, 2007	Aug 7, 2000	Apr 16, 2010	Apr 16, 2010	May 12, 2010	May 12, 2010	Nov 1, 2011	Apr 26, 2011	Apr 26, 2011	May 19, 2011	Jul 1, 2011	Mar 3, 2011	Mar 14, 2011	Aug 31, 2011	Aug 31, 2011	Sep 28, 2011	Mar 1, 2011	Jun 9, 2011	May 24, 2012	Jul 25, 2012	Jul 25, 2012	Jan 1, 2011	May 31, 2000	Jun 23, 2000	Mar 2, 2001	Mar 1, 2012	Nov 28, 2002	Mar 16, 2006	Jun 5, 2007	Jan 6, 2012	Sep 1, 2000	Dec 17, 2003	Nov 8, 2004	Jul 7, 2005	Mar 14, 2006	Dec 12, 2006	Dec 12, 2006	Dec 21, 2006	Nov 22, 2007	Sep 10, 2009	Sep 10, 2011	Dec 1, 2012	Dec 1, 2012
Place of Establishment		British Virgin Islands ("BVI")	BVI	Hong Kong	Hong Kong	Hong Kong	Cayman Islands	BVI	Hong Kong	Hong Kong	New York	Cayman Islands	BVI	Hong Kong	BVI	Delaware	New York	Cayman Islands	BVI	Hong Kong	PRC	PRC	PRC	PRC	PRC	PRC	PRC	PRC	PRC	PRC	PRC	PRC	PRC	PRC	PRC	PRC	PRC	PRC	PRC	PRC	PRC	PRC	PRC	PRC	PRC	PRC	PRC
Percentage of Ownership by the Company	1.01%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Principal Activities		Investment holding	Investment holding	Investment holding	Investment holding	Investment holding	Investment holding	Investment holding	Investment holding	Investment holding	Investment holding	Investment holding	Investment holding	Investment holding	Investment holding	Investment holding	Investment holding	Investment holding	Investment holding	Investment holding	Provision of technology and information consultancy services	Provision of technology and information consultancy services	Provision of technology and information consultancy services	Provision of technology and information consultancy services	Provision of technology and information consultancy services	Provision of technology and information consultancy services	Provision of technology and information consultancy services	Provision of technology and information consultancy services	Provision of technology and information consultancy services	Provision of technology and information consultancy services	Provision of technology and information consultancy services	Provision of technology and information consultancy services	Provision of technology and information consultancy services	Provision of technology and information consultancy services	Provision of marketing services, listing services and e-commerce services	Provision of marketing services and listing services	Provision of other value-added services and products	Provision of marketing services and listing services	Provision of marketing services and listing services	Provision of other value-added services and products	Provision of marketing services and listing services	Provision of marketing services and listing services	Provision of marketing services and listing services	Provision of marketing services and listing services	Provision of marketing services and listing services	Provision of marketing services and listing services	Investment, management and operation of industrial park

Organization and Basis of Presentation - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Exclusive Call Option
Alliance Agreement [Line Items]
Effective term of agreement	10 years
Shareholders' Proxy Agreement
Alliance Agreement [Line Items]
Effective term of agreement	10 years
Equity Pledge Agreement
Alliance Agreement [Line Items]
Effective term of agreement	10 years
Loan Agreement
Alliance Agreement [Line Items]
Effective term of agreement	10 years
Operating Agreements
Alliance Agreement [Line Items]
Effective term of agreement	10 years
Exclusive Technical Consultancy and Service Agreements
Alliance Agreement [Line Items]
Effective term of agreement	10 years
PRC Domestic Entities and the PRC Domestic Entities' subsidiaries
Alliance Agreement [Line Items]
Restricted cash pledged to secure bank borrowings	391,416

Carrying Amounts of Assets, Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Condensed Consolidating Balance Sheets [Line Items]
Total assets	$ 801,161	$ 580,371
Current	194,597	261,552
Non-current	606,564	318,819
Total liabilities	613,652	488,388
Current	467,955	449,807
Non-current	145,697	38,581
PRC Domestic Entities and the PRC Domestic Entities' subsidiaries
Schedule of Condensed Consolidating Balance Sheets [Line Items]
Total assets	467,851	341,826
Current	80,242	89,406
Non-current	387,609	252,420
Total liabilities	272,302	206,138
Current	272,302	206,138
Non-current
Net assets	$ 195,549	$ 135,688

Results of Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Condensed Consolidating Statement of Operations [Line Items]
Total revenues	$ 430,258	$ 343,826	$ 224,490
Net income	151,810	101,625	63,108
PRC Domestic Entities and the PRC Domestic Entities' subsidiaries
Schedule of Condensed Consolidating Statement of Operations [Line Items]
Total revenues	157,859	121,349	129,448
Net income	$ 58,898	$ 35,457	$ 58,978

Summary of Significant Accounting Policies - Additional Information (Detail)	12 Months Ended				12 Months Ended			1 Months Ended	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Funds receivable USD ($)	Dec. 31, 2012 Minimum CNY	Dec. 31, 2012 Maximum CNY	Dec. 31, 2012 Maximum Cash and Cash Equivalents	Feb. 08, 2012 Beijing SouFun Information Consultancy Co., Ltd ("Beijing Information") USD ($)	Dec. 31, 2011 Beijing SouFun Information Consultancy Co., Ltd ("Beijing Information") Minimum CNY	Dec. 31, 2011 Beijing SouFun Information Consultancy Co., Ltd ("Beijing Information") Maximum CNY
Significant Accounting Policies [Line Items]
Working capital deficiency	$ 273,358,000
Short-term loans	270,670,000	255,570,000
Cash deposits	296,023,000
Disposition of equity interest								90.00%
Business consideration
Customers discount on purchase					5,000	20,000			5,000	20,000
Cash equivalents maturity period						90 days
Short term investments maturity period					90 days	365 days	90 days
Other than temporary impairment losses investments available for sale securities	14,000	4,343,000
Allowance for doubtful accounts	12,122,000	9,217,000		0
Marketing services revenue		235,860,000
Commission rate					5.00%	15.00%
Service period					1 month	36 months
Prepaid cards denomination, monetary value					20	2,000
Business tax and surcharges	28,901,000	21,118,000	17,103,000
Business tax rate	5.00%
Value added tax rate	6.00%
Advertising costs	$ 6,525,000	$ 5,130,000	$ 3,666,000
Capital lease description	A lease is a capital lease if any of the following conditions exists a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the property's estimated remaining economic life or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date.
Percentage of estimated remaining economic life for lease term	75.00%
Percentage of fair value of leased property	90.00%
Percentage threshold for recognition of tax position that meet more likely than not measured at largest amount of tax benefit	50.00%

Property and Equipment Estimated Useful Lives of the Assets (Detail)	12 Months Ended
Dec. 31, 2012
Office equipment
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	5 years
Motor vehicles
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	5 years
Property plant and equipment residual value as percentage of original cost	5.00%
Leasehold improvement
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	shorter of lease term or economic lives
Minimum | Office equipment
Property, Plant and Equipment [Line Items]
Property plant and equipment residual value as percentage of original cost	5.00%
Minimum | Building
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	12 years
Maximum | Office equipment
Property, Plant and Equipment [Line Items]
Property plant and equipment residual value as percentage of original cost	10.00%
Maximum | Building
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	28 years

Assets Measeured Fair Value on a Recurring Basis (Detail) (Available-for-sale security, USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Assets, fair value disclosure, recurring	$ 1,386	$ 657
Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Assets, fair value disclosure, recurring	$ 1,386	$ 657

Concentration of Risks - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Concentration Risk [Line Items]
Revenues from customers which individually represent greater than 10% of total revenue	$ 0	$ 0	$ 0
Marketing Services
Concentration Risk [Line Items]
Revenues from marketing services	58.00%	72.00%	75.00%
Internet Content Provision ("ICP") and Advertising Businesses
Concentration Risk [Line Items]
Maximum percentage of ownership amount that foreign investors are not allowed to own equity interest	50.00%

Short-Term Investments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Investment And Other Income [Line Items]
Short-term investments	$ 26,841	$ 8,592
Fixed Rate Time Deposits
Investment And Other Income [Line Items]
Short-term investments	25,455	7,935
Available-for-sale security | Equity security
Investment And Other Income [Line Items]
Short-term investments	$ 1,386	$ 657

Short-Term Investments - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended					1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2012	Nov. 04, 2010	Nov. 04, 2010 American Depositary Shares
Investment And Other Income [Line Items]
Interest income on fixed-rate time deposits and adjustable-rate investments	$ 827	$ 1,849	$ 491
Shares acquired during the period						714,285
Consideration for acquisition						5,000
Percentage of ownership interest					1.01%
Other-than-temporary impairment loss	14	4,343
Other comprehensive loss recognized		721
Available for Sale securities		657		643
Unrealized gain recognized in other comprehensive income	$ 743

Available-for-sale Security (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Equity security	Dec. 31, 2011 Equity security
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 643	$ 657	$ 643	$ 657
Gross Unrealized Gain			743
Gross Unrealized losses
Fair Value			$ 1,386	$ 657

Allowance for Doubtful Account (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts and Other Receivables [Line Items]
Accounts receivable	$ 42,151	$ 36,914
Allowance for doubtful accounts	(12,122)	(9,217)
Accounts receivable, net	30,029	27,697
Movement in allowance for doubtful accounts:
Balance at beginning of year	9,217	7,277	4,432
Additional provision charged to expenses	12,339	16,368	6,775
Write-offs	(9,460)	(14,795)	(4,093)
Foreign currency translation adjustments	26	367	163
Balance at end of year	$ 12,122	$ 9,217	$ 7,277

Prepayments and Other Current Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Prepaid And Other Current Assets [Line Items]
Prepaid expenses	$ 4,548	$ 2,564
Advance to employees	615	787
Interests receivable	530	3,327
Receivable from a broker for exercise of employee stock options	2,718	1,890
Others	524	718
Prepayments and other current assets	9,226	9,695
Rental Income
Prepaid And Other Current Assets [Line Items]
Rental and other deposits	$ 291	$ 409

Loan Receivable - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011 M
Beijing Pujin Finance Company
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans Receivable	$ 11,109
Loan Term	6
Interest Loan receivable	10.00%
Dangdong Yuanlong Villa Management Company
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans Receivable	$ 15,034
Loan Term	6
Interest Loan receivable	10.00%

Property and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	$ 94,265	$ 77,675
Less: Accumulated depreciation	(14,701)	(9,611)
Property plant and equipment Net	79,564	68,064
Building
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	37,657	23,330
Office equipment
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	12,789	12,969
Motor vehicles
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	1,935	1,280
Leasehold improvement
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	4,463	2,675
Land
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	$ 37,421	$ 37,421

Property and Equipment - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Depreciation expenses	$ 6,376	$ 4,100	$ 2,378
Buildings in Process of Obtaining Ownership Certificate
Property, Plant and Equipment [Line Items]
Building	$ 14,072

Deposit for Non-Current Assets - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012 sqm
Deposits [Line Items]
Square meters of office building	10,000
Percentage of annual interest rate on refundable deposit	10.00%
Refundable Deposits
Deposits [Line Items]
Deposit assets	8,750

Prepayment For BAOAN Acquisition - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Jan. 10, 2013 Subsequent Event
Business Acquisition [Line Items]
Business acquisition, cash consideration	$ 127,277
Cash paid for business acquisition, interest-free non-refundable deposit	111,367
Settlement of business combination Agreement		$ 15,910

Summary Of Other Non Current Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other Noncurrent Assets Disclosure [Line Items]
Rental and other deposits	$ 2,924	$ 1,523
Interest receivable	10,483
Others	337	194
Other Non Current Assets Total	$ 13,744	$ 1,717

Short Term and Long Term Loans (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Short-term loans	$ 270,670	$ 255,570
Long-term loans	$ 80,750

Short Term and Long Term Loans - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Short-term Debt, Description	The short-term bank borrowings are repayable on demand and bear interest rates ranging from LIBOR plus 1.9% to LIBOR plus 3.1%.	The short-term bank borrowings are repayable on demand and bear interest rates ranging from London InterBank Offered Rate ("LIBOR") plus 1.9% to LIBOR plus 3.1%
Long term debt	$ 80,750
Long-term Debt
Debt Instrument [Line Items]
Long term debt	80,750
Long term due date	2015-09
Bank deposit, serves as bank borrowing security	95,393
Debt instrument, interest rates above LIBOR	2.60%
Singapore | Bank Borrowings
Debt Instrument [Line Items]
Secured Bank Borrowings	50,000	50,000
Singapore | Bank Deposits
Debt Instrument [Line Items]
Bank Deposits	54,188	54,056
Hong Kong | Bank Borrowings
Debt Instrument [Line Items]
Secured Bank Borrowings	220,670	205,570
Hong Kong | Bank Deposits
Debt Instrument [Line Items]
Bank Deposits	$ 241,835	229,389

Accrued Expenses and Other Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accrued Liabilities [Line Items]
Payroll and welfare benefit	$ 20,739	$ 15,424
Other taxes and surcharges payable	31,553	17,700
Accrued unrecognized tax benefits and related interest and penalties (Note 17)	24,379	14,059
Amounts payable to employees	649	2,161
Amounts due to noncontrolling interests	5,728
Accrued rental expenses	755
Others	5,503	3,146
Accrued expenses and other liabilities	$ 89,306	$ 52,490

Customers Refundable Fees (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Premium Deficiency [Line Items]
Balance at beginning of the year	$ 12,412
Revenue recognized in earnings during the year	(102,019)	(22,513)
Refunds paid during the year	(30,701)	(6,685)
Balance at end of the year	18,449	12,412
Customer
Premium Deficiency [Line Items]
Cash received	138,719	41,069
Foreign Currency Translation Adjustments
Premium Deficiency [Line Items]
Cash received	$ 38	$ 541

Dividend Payable - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended		12 Months Ended
	Sep. 30, 2012	Aug. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Dividends Payable [Line Items]
Declaration of dividends	$ 79,043	$ 76,505		$ 78,043
Dividends paid			131,012	142,214
Dividends declared remained unpaid				$ 51,969

Shareholder's Equity - Additional Information (Detail) In Thousands, except Share data, unless otherwise specified	12 Months Ended			12 Months Ended		1 Months Ended			1 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Sep. 30, 2010	Dec. 31, 2012 Foreign Investment Enterprises	Dec. 31, 2012 PRC Domestic Entities and the PRC Domestic Entities' subsidiaries	Sep. 30, 2010 Common Class A HKD	Dec. 31, 2012 Common Class A HKD	Dec. 31, 2011 Common Class A HKD	Sep. 30, 2010 Common Class B HKD	Dec. 31, 2012 Common Class B HKD	Dec. 31, 2011 Common Class B HKD
Shareholders Equity [Line Items]
Ordinary shares converted						50,767,426			25,298,329
Shares Authorized			600,000,000
Ordinary shares, par value						1	1	1	1	1	1
Description of Regulatory Assistance				A foreign invested enterprise is required to allocate at least 10% of its annual after-tax profit to the general reserve until such reserve has reached 50% of its respective registered capital based on the enterprise's PRC statutory accounts.
Description of Other Additional Regulatory Limitations					Additionally, in accordance with the Company Law of the PRC, a domestic enterprise is required to provide a statutory common reserve of at least 10% of its annual after-tax profit until such reserve has reached 50% of its respective registered capital based on the enterprise's PRC statutory accounts.
Regulatory Restrictions on Payment of Dividends	As a result of these PRC laws and regulations that require annual appropriations of 10% of after-tax income to be set aside prior to payment of dividends as general reserve fund, the Company's PRC subsidiaries are restricted in their ability to transfer a portion of their net assets to the Company.
Restricted net assets	$ 540,840	$ 347,197

Taxation - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended								12 Months Ended			1 Months Ended			12 Months Ended																										1 Months Ended	12 Months Ended			1 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum	Dec. 31, 2012 Accrued expenses and other liabilities	Dec. 31, 2011 Accrued expenses and other liabilities	Dec. 31, 2010 Accrued expenses and other liabilities	Dec. 31, 2011 Beijing Municipal State Tax Bureau	Dec. 31, 2011 Beijing Municipal State Tax Bureau Current	Dec. 31, 2011 Beijing Municipal State Tax Bureau Deferred Taxes	Dec. 31, 2011 CHINA	Apr. 30, 2009 Enterprise Income Tax Law	Apr. 14, 2008 Enterprise Income Tax Law	Dec. 31, 2012 Enterprise Income Tax Law	Dec. 31, 2011 Enterprise Income Tax Law	Dec. 31, 2010 Enterprise Income Tax Law	Dec. 31, 2009 Enterprise Income Tax Law	Dec. 31, 2008 Enterprise Income Tax Law	Dec. 31, 2012 Beijing SouFun Network Technology Co., Ltd. ("SouFun Network") Beijing Municipal State Tax Bureau	Dec. 31, 2011 Beijing SouFun Network Technology Co., Ltd. ("SouFun Network") Beijing Municipal State Tax Bureau	Dec. 31, 2010 Beijing SouFun Network Technology Co., Ltd. ("SouFun Network") Beijing Municipal State Tax Bureau	Dec. 31, 2012 Beijing SouFun Science and Technology Development Co., Ltd. ("Beijing Technology") Beijing Municipal State Tax Bureau	Dec. 31, 2011 Beijing SouFun Science and Technology Development Co., Ltd. ("Beijing Technology") Beijing Municipal State Tax Bureau	Dec. 31, 2010 Beijing SouFun Science and Technology Development Co., Ltd. ("Beijing Technology") Beijing Municipal State Tax Bureau	Dec. 31, 2011 Beijing Century Jia Tian Xia Technology Development Co., Ltd. ("Beijing JTX Technology")	Dec. 31, 2010 Beijing Century Jia Tian Xia Technology Development Co., Ltd. ("Beijing JTX Technology")	Dec. 31, 2009 Beijing Century Jia Tian Xia Technology Development Co., Ltd. ("Beijing JTX Technology")	Dec. 31, 2012 Beijing Century Jia Tian Xia Technology Development Co., Ltd. ("Beijing JTX Technology") Beijing Municipal State Tax Bureau	Dec. 31, 2011 Beijing Century Jia Tian Xia Technology Development Co., Ltd. ("Beijing JTX Technology") Beijing Municipal State Tax Bureau	Dec. 31, 2010 Beijing Century Jia Tian Xia Technology Development Co., Ltd. ("Beijing JTX Technology") Beijing Municipal State Tax Bureau	Dec. 31, 2012 SouFun Shenzhen and SouFun Shanghai	Dec. 31, 2011 SouFun Shenzhen and SouFun Shanghai	Dec. 31, 2010 SouFun Shenzhen and SouFun Shanghai	Dec. 31, 2011 Beijing Zhongzhi and SouFun Media	Dec. 31, 2010 Beijing Zhongzhi and SouFun Media	Dec. 31, 2009 Beijing Zhongzhi and SouFun Media	Dec. 31, 2011 SouFun Network and Beijing Technology	Dec. 31, 2010 SouFun Network and Beijing Technology	Dec. 31, 2009 SouFun Network and Beijing Technology	Mar. 26, 2012 Beijing Hong An Tu Sheng Network Technology Co., Ltd. and Beijing Tuo Shi Huan Yu Network Technology Co., Ltd	Dec. 31, 2012 Beijing Hong An Tu Sheng Network Technology Co., Ltd. and Beijing Tuo Shi Huan Yu Network Technology Co., Ltd	Dec. 31, 2012 Beijing Hong An Tu Sheng Network Technology Co., Ltd. and Beijing Tuo Shi Huan Yu Network Technology Co., Ltd Income Tax Expense Benefit	Dec. 31, 2012 Beijing Hong An Tu Sheng Network Technology Co., Ltd. and Beijing Tuo Shi Huan Yu Network Technology Co., Ltd Deferred Income Tax Charges	Mar. 26, 2012 Beijing Hong An Tu Sheng Network Technology Co., Ltd. and Beijing Tuo Shi Huan Yu Network Technology Co., Ltd 2013	Mar. 26, 2012 Beijing Hong An Tu Sheng Network Technology Co., Ltd. and Beijing Tuo Shi Huan Yu Network Technology Co., Ltd 2014	Mar. 26, 2012 Beijing Hong An Tu Sheng Network Technology Co., Ltd. and Beijing Tuo Shi Huan Yu Network Technology Co., Ltd 2015	Dec. 31, 2012 Beijing JTX Technology	Dec. 31, 2011 Beijing JTX Technology	Dec. 31, 2010 Beijing JTX Technology	Dec. 31, 2009 Beijing JTX Technology	Dec. 31, 2012 PRC Domestic Entities and the PRC Domestic Entities' subsidiaries	Dec. 31, 2011 PRC Domestic Entities and the PRC Domestic Entities' subsidiaries
Income Tax [Line Items]
Transitional enterprise income tax rate															25.00%	24.00%	22.00%	20.00%	18.00%
Applicable enterprise income tax rate																				15.00%	7.50%	7.50%	15.00%	7.50%	7.50%	12.00%	11.00%	0.00%	7.50%	7.50%	7.50%	25.00%	24.00%	22.00%				12.00%	11.00%	10.00%
Statutory Tax Rate														15.00%
Reduced enterprise income tax rate													15.00%																						15.00%	15.00%	15.00%								12.50%	12.50%	12.50%
Enterprise Income Tax Rate												25.00%																										7.50%	7.50%	7.50%								7.50%	7.50%	7.50%	0.00%
Reversal of Income Tax amount									$ 7,500	$ 4,800	$ 2,700																															$ 1,631	$ 1,205	$ 426
Enterprise Income Tax Rate, Description																																									Accordingly, the two subsidiaries are entitled to two-year enterprise income tax exemption for years 2011 and 2012 and reduced enterprise income tax rate of 12.5% for years 2013, 2014 and 2015.
Federal Statutory Income Tax Rate																																										25.00%
Withholding tax on dividends	10.00%
Unrecognized Tax Benefits						24,379	14,059	10,695
Unrecognized tax benefit that would impact the effective tax rate	24,379	14,059	10,695
Income tax expenses for interest and penalties	2,404	1,524	853
Accrued Interest and penalties related to unrecognized tax benefits	9,043	6,620
Net Operating loss carry forwards	10,319
Operating loss carry forwards expiration date				2013	2017
Deferred Tax Liabilities	35,281	18,414
Deferred Tax Liabilities	29,666	20,167
Temporary differences related to withholding taxes on undistributed earnings of subsidiaries																																																				158,317	152,386
Temporary differences related to investment in subsidiaries	$ (64,947)	$ (38,581)																																																		$ 15,832	$ 15,239

Income (Loss) Before Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Income Before Income Tax [Line Items]
PRC	$ 228,919	$ 162,421	$ 88,423
Non-PRC	(21,210)	(18,207)	(7,053)
Income before income taxes	$ 207,709	$ 144,214	$ 81,370

Income Tax Expenses Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Components Of Income Tax Expense Benefit [Line Items]
Current tax expense	$ 31,038	$ 14,937	$ 15,621
Deferred tax expense	24,867	27,680	2,601
Income tax expenses	$ 55,905	$ 42,617	$ 18,222

Reconciliation Between Income Tax Expense and Amount Computed by Applying Statutory Tax Rate (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Rate Reconciliation [Line Items]
Income before income taxes	$ 207,709	$ 144,214	$ 81,370
Income tax at applicable tax rate of 25%	51,927	36,054	20,342
Effect of international tax rate differences	453	1,522	445
Non-deductible expenses	8,593	7,997	3,677
Effect of tax holiday	(33,077)	(27,582)	(11,790)
Effect of tax rate changes	(1,974)	(899)	4,359
Investment basis difference in the PRC Domestic Entities	10,046	5,207	863
Withholding tax	16,867	18,414
Change in valuation allowance	1,085	879	(357)
Unrecognized tax benefits	(419)	(499)	(170)
Changes in interest and penalties on unrecognized tax benefits	2,404	1,524	853
Effective Income Tax Reconciliation Adjustments Total, Total	$ 55,905	$ 42,617	$ 18,222

Reconciliation Between Income Tax Expense and Amount Computed by Applying Statutory Tax Rate (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Rate Reconciliation [Line Items]
Applicable tax rate	25.00%	25.00%	25.00%

Unrecognized Tax Benefits, Exclusive of Related Interest and Penalties (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of Unrecognized Tax Benefits [Line Items]
Balance at beginning of year	$ 7,439	$ 5,853	$ 13,657
Increase relating to current year tax positions	10,074	1,789
Decrease relating to settlements with tax authorities			(8,055)
Decrease relating to expiration of applicable statutes of limitation	(2,205)	(489)	(170)
Foreign currency translation adjustments	28	286	421
Balance at end of year	$ 15,336	$ 7,439	$ 5,853

Aggregate Amount and Effect of Tax Holidays (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Holiday [Line Items]
The aggregate amount	$ (33,077)	$ (27,582)	$ (11,790)
Earnings Per Share, Basic
Income Tax Holiday [Line Items]
Aggregate tax benefit per share	$ 0.43	$ 0.36	$ 0.16
Earnings Per Share, Diluted
Income Tax Holiday [Line Items]
Aggregate tax benefit per share	$ 0.4	$ 0.34	$ 0.15

Components of Deferred Taxes (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets, current portion
Accrued expenses	$ 2,734	$ 1,602
Total deferred tax assets, current portion	2,734	1,602
Deferred tax assets, non-current portion
Net operating losses	3,061	1,660
Less: valuation allowance	(1,338)	(253)
Total deferred tax assets, non-current portion, net	1,723	1,407
Deferred tax liabilities, current portion
Deferred tax liabilities, non-current portion
Investment basis in the PRC entities	(64,947)	(38,581)
Deferred tax liabilities, non-current portion	$ (64,947)	$ (38,581)

Share Based Payment - Additional Information (Detail)	12 Months Ended							1 Months Ended	12 Months Ended		1 Months Ended		12 Months Ended			1 Months Ended		12 Months Ended	1 Months Ended		12 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2012 USD ($)		Dec. 31, 2011 USD ($)		Dec. 31, 2010 USD ($)	Dec. 31, 2012 Independent Directors Compensation Plan USD ($)	Dec. 31, 2012 Common Stock USD ($)	May 31, 2011 Ordinary Shares Independent Directors Compensation Plan	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum	Jan. 31, 2010 Stock Plan 1999 HKD	Sep. 01, 1999 Stock Plan 1999	Dec. 31, 2012 Stock Plan 1999 USD ($) Y	Dec. 31, 2011 Stock Plan 1999 USD ($)	Dec. 31, 2010 Stock Plan 1999 USD ($)	Apr. 30, 2010 Stock Plan 1999 Minimum USD ($)	Apr. 30, 2010 Stock Plan 1999 Minimum HKD	Dec. 31, 2012 Stock Plan 1999 Minimum	Apr. 30, 2010 Stock Plan 1999 Maximum USD ($)	Apr. 30, 2010 Stock Plan 1999 Maximum HKD	Dec. 31, 2012 Stock Plan 1999 Maximum	Aug. 04, 2010 Stock Incentive Plan 2010	Dec. 31, 2012 Stock Incentive Plan 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of Shares Issuable to Director and Employees												12.00%										10.00%
Service Vesting condition for awards																		3 years			4 years		4 years
Share based awards expiration period																		10 years			15 years
Return Period of Awards in case of cessation of employment and violation of certain provisions													2 years
Percent of awards vest													10.00%
Percent of awards vest													20.00%
Percent of awards vest													40.00%
Percent of awards vest													30.00%
Contractual life of stock options													10
Number of Option Outstanding	9,526,853	[1]	9,874,672	[1]							1,739,500
Weighted average exercise price of options	$ 8.76		$ 7.21								2.59
Weighted Average remaining contractual term of options outstanding											7 years 2 months 19 days
Exercise price of vested options																$ 0.13	1		$ 0.64	5
Share based Compensation expense	7,149,000		7,170,000		5,075,000	6,000							0	0	325,000
Share Based Awards Contractual Life																							10 years
Aggregate intrinsic value of options	42,458,000		29,373,000		20,342,000
Unrecognized Share based compensation	15,722,000
Recognition period for cost related to options	2 years 4 months 10 days
Stock Issued during the period for options exercised	2,199,817	[1]					2,074,400
Proceeds from exercise of options	$ 16,681,000		$ 5,981,000		$ 310,000		$ 12,792,000
Suboptimal exercise factor					1.5				1.5	2.5
Dividend yield									8.35%	11.15%
Share issued in period								704

[1]	Included both Class A and Class B ordinary shares.

Summary of Equity Award Activity (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Number of Share
Outstanding Beginning Balance	9,874,672	[1]
Granted	2,074,400	[1]
Forfeited	(180,320)	[1]
Expired	(42,082)	[1]
Exercised	(2,199,817)	[1]
Outstanding Ending Balance	9,526,853	[1]	9,874,672	[1]
Vested and expected to vest at December 31, 2012	9,526,853	[1]
Exercisable at December 31, 2012	5,330,891	[1]
Weighted Average Exercise Price
Outstanding Beginning Balance	$ 7.21
Granted	$ 13.07
Forfeited	$ 10.77
Expired	$ 8.08
Exercised	$ 5.7
Outstanding Ending Balance	$ 8.76		$ 7.21
Vested and expected to vest at December 31, 2012	$ 8.76
Exercisable at December 31, 2012	$ 6.37
Weighted Average Grant Date Fair Value
Outstanding Beginning Balance	$ 3.31
Granted	$ 4.29
Forfeited	$ 5.04
Expired	$ 2.85
Exercised	$ 2.7
Outstanding Ending Balance	$ 3.64		$ 3.31
Vested and expected to vest at December 31, 2012	$ 3.64
Exercisable at December 31, 2012	$ 2.79
Weighted Average Remaining Contractual Term
Outstanding Beginning Balance	7 years 11 months 1 day
Outstanding Ending Balance	7 years 8 months 19 days		7 years 11 months 1 day
Vested and expected to vest at December 31, 2012	7 years 8 months 19 days
Exercisable at December 31, 2012	7 years 11 days
Aggregated Intrinsic Value
Outstanding Beginning Balance	73,010,000
Exercised	42,458,000		29,373,000		20,342,000
Outstanding Ending Balance	154,723,000		73,010,000
Vested and expected to vest at December 31, 2012	154,723,000
Exercisable at December 31, 2012	$ 118,416,000

[1]	Included both Class A and Class B ordinary shares.

Assumptions Used to Estimate Fair Value of Share Option (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Assumptions used to Determine Fair Value Options [Line Items]
Weighted average expected life	8 years 1 month 24 days	0 years	6 years 4 months 6 days
Estimated forfeiture rate	0.00%		3.00%
Suboptimal exercise factor			1.5
Minimum
Assumptions used to Determine Fair Value Options [Line Items]
Risk-free interest rate	1.50%		1.96%
Dividend yield	8.35%
Expected volatility range	59.88%		50.86%
Fair value of ordinary share	4.1		6.92
Suboptimal exercise factor	1.5
Suboptimal exercise factor, percent	1.50%
Maximum
Assumptions used to Determine Fair Value Options [Line Items]
Risk-free interest rate	1.80%
Dividend yield	11.15%
Expected volatility range	61.64%
Fair value of ordinary share	9		10.63
Suboptimal exercise factor	2.5
Suboptimal exercise factor, percent	2.50%

Share Based Compensation Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Allocated Share Based Compensation Expense	$ 7,149	$ 7,170	$ 5,075
Cost of Sales
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Allocated Share Based Compensation Expense	1,162	1,103	749
Selling Expense
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Allocated Share Based Compensation Expense	1,626	1,506	1,035
General and Administrative Expense
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Allocated Share Based Compensation Expense	$ 4,361	$ 4,561	$ 3,291

Summary of Related Parties Transaction by Related Party (Detail)	12 Months Ended
Dec. 31, 2012
Tianquan Vincent Mo
Related Party Transaction [Line Items]
Relationship with the Group	Executive chairman of the board of directors
Jiangong Dai
Related Party Transaction [Line Items]
Relationship with the Group	Chief executive officer of the Company
Hengshui
Related Party Transaction [Line Items]
Relationship with the Group	A company under the control of Tianquan Vincent Mo before December 20, 2011
Dong Fang Xi Mei
Related Party Transaction [Line Items]
Relationship with the Group	A company under the control of Tianquan Vincent Mo before December 20, 2011
Wall Street Global Training Center
Related Party Transaction [Line Items]
Relationship with the Group	A company under the control of Tianquan Vincent Mo and two other independent directors

Related Party Transactions (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Tianquan Vincent Mo	Dec. 31, 2010 Tianquan Vincent Mo Non Interest Bearing	Dec. 31, 2010 Jiangong Dai Non Interest Bearing	Dec. 31, 2010 Hengshui	Dec. 31, 2010 Dong Fang Xi Mei	Dec. 31, 2012 Wall Street Global Training Center	Dec. 31, 2011 Wall Street Global Training Center
Related Party Transaction [Line Items]
Short-term loan		$ 12
Repayment of loans		633	324	6,693
Interest on loan				305
Commitment deposit				7,342	2,197
Repayment of commitment deposit				7,505	2,224
Marketing services					375
Advance				88
Training service fee						1,595	455
Office Building Lease	$ 142

Related Party Transactions - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Transactions with Third Party [Line Items]
Free rental space	220
Tianquan Vincent Mo
Transactions with Third Party [Line Items]
Lease period	10 years
Tianquan Vincent Mo | Lease Expense
Transactions with Third Party [Line Items]
Lease related expense paid by issuing share	142

Related Party Balances (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Related Party Transaction [Line Items]
Amounts due from a related party	$ 1,595
Wall Street Global Training Center
Related Party Transaction [Line Items]
Amounts due from a related party	$ 1,595

Employee Defined Contribution Plan - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Employee Benefit Expenses	$ 12,040	$ 9,377	$ 5,695

Future Minimum Lease Payments under Non Cancelable Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Operating Leased Assets [Line Items]
2013	$ 6,838
2014	4,516
2015	3,787
2016	3,409
2017 and thereafter	1,314
Operating Leases, Future Minimum Payments Due, Total	$ 19,864

Commitments and Contingencies - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule Of Commitments And Contingencies [Line Items]
Rental expenses for operating Lease	$ 13,460	$ 11,503	$ 7,327
Unrecognized Tax benefits	$ 15,336	$ 7,439	$ 5,853	$ 13,657

Segment Reporting - Additional Information (Detail) (UNITED STATES, Land and Building, USD $)	Dec. 31, 2012
UNITED STATES | Land and Building
Segment Reporting Information [Line Items]
Long Lived Tangible Assets Located Outside Country	$ 58,320

Basic and Diluted Earnings Per Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic earnings per share	77,365,156		76,492,272		74,683,593
Denominator used for earnings per share	77,365,156		76,492,272		74,683,593
Earnings per share-basic	$ 1.96		$ 1.33		$ 0.85
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic earnings per share	77,365,156		76,492,272		74,683,593
Employee stock options	9,526,853	[1]	9,874,672	[1]
Denominator used for earnings per share	81,924,565		82,215,832		80,220,633
Earnings per share-diluted	$ 1.85		$ 1.24		$ 0.79
Common Class A
Numerator:
Allocation of net income attributable to ordinary shareholders used in calculating income per ordinary share-basic	$ 104,055		$ 68,886		$ 41,731
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic earnings per share	53,028,506		51,849,923		49,385,264
Denominator used for earnings per share	53,028,506		51,849,923		49,385,264
Earnings per share-basic	$ 1.96		$ 1.33		$ 0.85
Numerator:
Allocation of net income attributable to ordinary shareholders used in calculating income per ordinary share-diluted	103,169		68,586		41,552
Reallocation of net income attributable to ordinary shareholders as a result of conversion of Class B to Class A shares	48,641		33,039		21,556
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic earnings per share	53,028,506		51,849,923		49,385,264
Conversion of Class B to Class A ordinary shares	24,336,650		24,642,349		25,298,329
Employee stock options	4,559,409		5,723,560		5,537,040
Denominator used for earnings per share	81,924,565		82,215,832		80,220,633
Earnings per share-diluted	$ 1.85		$ 1.24		$ 0.79
Common Class A | Stock Conversion After Conversion Period
Numerator:
Allocation of net income attributable to ordinary shareholders used in calculating income per ordinary share-diluted	151,810		101,625		63,108
Common Class B
Numerator:
Allocation of net income attributable to ordinary shareholders used in calculating income per ordinary share-basic	47,755		32,739		21,377
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic earnings per share	24,336,650		24,642,349		25,298,329
Denominator used for earnings per share	24,336,650		24,642,349		25,298,329
Earnings per share-basic	$ 1.96		$ 1.33		$ 0.85
Numerator:
Allocation of net income attributable to ordinary shareholders used in calculating income per ordinary share-diluted	48,641		33,039		21,556
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic earnings per share	24,336,650		24,642,349		25,298,329
Employee stock options	1,912,500		2,086,667		2,102,500
Denominator used for earnings per share	26,249,150		26,729,016		27,400,829
Earnings per share-diluted	$ 1.85		$ 1.24		$ 0.79
Common Class B | Stock Conversion After Conversion Period
Numerator:
Allocation of net income attributable to ordinary shareholders used in calculating income per ordinary share-diluted	$ 48,641		$ 33,039		$ 21,556

[1]	Included both Class A and Class B ordinary shares.

Earnings Per Share - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share [Line Items]
Anti-dilutive Securities excluded from calculation of earnings per share	50,000	0	4,021,800
Exercise price of Options	$ 23.94
Exercise price of Options Lower Range			$ 10
Exercise price of Options Upper Range			$ 10.63

Subsequent Event - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012 Segment
Subsequent Event [Line Items]
Business acquisition, cash consideration	$ 127,277
Number of subsidiaries	3

Condensed Balance sheet (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 118,167	$ 150,414	$ 171,520	$ 92,239
Short-term investments	26,841	8,592
Prepayments and other current assets	9,226	9,695
Amounts due from a related party		1,595
Total current assets	194,597	261,552
Non-current assets:
Total assets	801,161	580,371
Current liabilities:
Short-term loans	270,670	255,570
Accrued expenses and other liabilities	89,306	52,490
Dividend payable		51,969
Total liabilities	613,652	488,388
Commitments and contingencies
Shareholders' equity:
Additional paid-in capital	69,637	49,838
Accumulated other comprehensive income	23,974	21,853
Retained earnings	82,952	10,185
Total shareholders' equity	186,879	91,908
Total liabilities and shareholders' equity	801,161	580,371
Common Class A
Shareholders' equity:
Ordinary Shares, Value	7,192	6,908
Common Class B
Shareholders' equity:
Ordinary Shares, Value	3,124	3,124
Parent Company
Current assets:
Cash and cash equivalents	10,416	46,092	632	112
Short-term investments	1,386	657
Prepayments and other current assets	2,719	1,898
Amounts due from a related party		1,595
Total current assets	14,521	50,242
Non-current assets:
Investment in subsidiaries, PRC Domestic Entities and the PRC Domestic Entities' subsidiaries	482,428	320,710
Total assets	496,949	370,952
Current liabilities:
Short-term loans		29,400
Accrued expenses and other liabilities	17	19
Dividend payable		51,969
Amounts due to subsidiaries and PRC Domestic Entities	310,053	197,656
Total liabilities	310,070	279,044
Commitments and contingencies
Shareholders' equity:
Additional paid-in capital	69,637	49,838
Accumulated other comprehensive income	23,974	21,853
Retained earnings	82,952	10,185
Total shareholders' equity	186,879	91,908
Total liabilities and shareholders' equity	496,949	370,952
Parent Company | Common Class A
Shareholders' equity:
Ordinary Shares, Value	7,192	6,908
Parent Company | Common Class B
Shareholders' equity:
Ordinary Shares, Value	$ 3,124	$ 3,124

Condensed Balance sheet (Parenthetical) (Detail) (HKD)	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2010
Condensed Financial Statements, Captions [Line Items]
Class A and Class B ordinary shares, shares authorized	600,000,000	600,000,000
Common Class A
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	1	1	1
Ordinary Shares, Shares issued	56,013,735	53,813,918
Ordinary Shares, Shares outstanding	56,013,735	53,813,918
Common Class B
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	1	1	1
Ordinary Shares, Shares issued	24,336,650	24,336,650
Ordinary Shares, Shares outstanding	24,336,650	24,336,650
Parent Company
Condensed Financial Statements, Captions [Line Items]
Class A and Class B ordinary shares, shares authorized	600,000,000	600,000,000
Parent Company | Common Class A
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	1	1
Ordinary Shares, Shares issued	56,013,735	53,813,918
Ordinary Shares, Shares outstanding	56,013,735	53,813,918
Parent Company | Common Class B
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	1	1
Ordinary Shares, Shares issued	24,336,650	24,336,650
Ordinary Shares, Shares outstanding	24,336,650	24,336,650

Condensed Statements of Income (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Revenues	$ 430,258	$ 343,826	$ 224,490
Cost of revenues	(80,863)	(66,571)	(62,011)
Gross profit	349,395	277,255	162,479
General and administrative expenses	(70,780)	(69,611)	(41,547)
Operating income	198,559	140,437	78,420
Equity in profits of subsidiaries and PRC Domestic Entities		263	282
Other-than-temporary impairment on available-for-sale security	(14)	(4,343)
Foreign exchange (loss) gain	90	1	(462)
Income before income taxes	207,709	144,214	81,370
Income tax expenses	(55,905)	(42,617)	(18,222)
Net income	151,804	101,597	63,148
Other comprehensive income, net of tax
Foreign currency translation adjustments	1,378	10,839	5,344
Unrealized (loss) gain on available-for-sale security	743		(721)
Reclassification adjustment for loss included in net income		721
Other comprehensive income, net of tax	2,121	11,560	4,623
Comprehensive income	153,925	113,157	67,771
Parent Company
Condensed Financial Statements, Captions [Line Items]
Revenues
Cost of revenues
Gross profit
General and administrative expenses	(49)	(1,764)	(1,127)
Operating income	(49)	(1,764)	(1,127)
Equity in profits of subsidiaries and PRC Domestic Entities	151,649	107,732	64,715
Other-than-temporary impairment on available-for-sale security	(14)	(4,343)
Foreign exchange (loss) gain	224		(480)
Income before income taxes	151,810	101,625	63,108
Income tax expenses
Net income	151,810	101,625	63,108
Other comprehensive income, net of tax
Foreign currency translation adjustments	1,378	10,839	5,344
Unrealized (loss) gain on available-for-sale security	743		(721)
Reclassification adjustment for loss included in net income		721
Other comprehensive income, net of tax	2,121	11,560	4,623
Comprehensive income	$ 153,931	$ 113,185	$ 67,731

Condensed Statements of Cash Flow (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Net cash used in operating activities	$ 218,893	$ 157,701	$ 106,510
Net cash used in investing activities	(129,294)	(20,231)	(46,096)
Net cash provided by (used in) financing activities	(122,600)	(163,662)	14,404
Net increase (decrease) in cash and cash equivalents	(32,247)	(21,106)	79,281
Cash and cash equivalents at beginning of year	150,414	171,520	92,239
Cash and cash equivalents at end of year	118,167	150,414	171,520
Parent Company
Condensed Financial Statements, Captions [Line Items]
Net cash used in operating activities	(588)	(638)	(1,104)
Net cash used in investing activities			(12,760)
Net cash provided by (used in) financing activities	(35,088)	46,098	14,384
Net increase (decrease) in cash and cash equivalents	(35,676)	45,460	520
Cash and cash equivalents at beginning of year	46,092	632	112
Cash and cash equivalents at end of year	$ 10,416	$ 46,092	$ 632